As filed with the Securities and Exchange Commission on April 30, 2008

Registration Nos. 333-52290
and 811-8994

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 11

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway
Kansas City, Missouri 64111-2565
(Address of Depositor's Principal Executive Offices)

Depositor’s Telephone Number: (816) 753-7000

William A. Schalekamp
Kansas City Life Insurance Company
3520 Broadway
Kansas City, Missouri 64111-2565
(Name and Address of Agent for Service)

Copy to:
W. Thomas Conner
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004-2415

 It is proposed that this filing will become effective:

   [    ]   Immediately upon filing pursuant to paragraph (b) of Rule 485

   [ X ]   On May 1, 2008, pursuant to paragraph (b) of Rule 485

   [    ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [    ]   On (date) pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:
Individual Flexible Premium Deferred Variable Annuity Contracts

PROSPECTUS

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT OF

KANSAS CITY LIFE INSURANCE COMPANY

Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company (“Kansas City Life”).  We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs.  The Contract also provides you the opportunity to allocate premiums to one or more divisions (“Subaccount”) of the Kansas City Life Variable Annuity Separate Account (“Variable Account”) or the Fixed Account.  The assets of each Subaccount are invested in a corresponding portfolio (“Portfolio”) of a designated mutual fund (“Funds”) as follows:

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series I Shares)

AIM V.I. Core Equity Fund (Series I Shares)

AIM V.I. Technology Fund (Series I Shares)

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

American Century Variable Portfolios II, Inc

American Century VP Inflation Protection Fund (Class II)

Calamos® Advisors Trust

Calamos Growth and Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares

Developing Leaders Portfolio – Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares

Federated Insurance Series

Federated American Leaders Fund II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Contrafund® Portfolio

VIP Contrafund® Portfolio (Service Class 2)

Fidelity® Variable Insurance Products

VIP Freedom Income Portfolio (Service Class 2)

VIP Freedom 2010 Portfolio (Service Class 2)

VIP Freedom 2015 Portfolio (Service Class 2)

VIP Freedom 2020 Portfolio (Service Class 2)

VIP Freedom 2025 Portfolio (Service Class 2)

VIP Freedom 2030 Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Fund (Class 2) (formerly Franklin Global Real Estate Securities Fund (Class 2))

Franklin Small-Mid Cap Growth Securities Fund (Class 2)

Templeton Developing Markets Securities Fund (Class 2)

Templeton Foreign Securities Fund (Class 2)

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® Variable Insurance TrustSM

MFS Growth Series (Service Class) (formerly MFS Emerging Growth Series)

MFS Research Series (Service Class)

MFS Research Bond Series (Service Class)

MFS Strategic Income Series (Service Class)

MFS Total Return Series (Service Class)

MFS Utilities Series (Service Class)

Seligman Portfolios, Inc.

Seligman Capital Portfolio (Class 2)

Seligman Communications and Information Portfolio (Class 2)

Seligman Smaller-Cap Value Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these Portfolios.  The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds.  You bear the entire investment risk of amounts allocated to the Variable Account.  Another choice available for allocation of premiums is our Fixed Account.  The Fixed Account is part of Kansas City Life’s general account.  It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing.  The Statement of Additional Information contains more information about the Contract and the Variable Account.  The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference.  We show the Table of Contents for the Statement of Additional Information on page 73 of this Prospectus.  You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.  The address of the site is http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether purchasing another contract as a replacement for your existing contract is advisable.

This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract.  Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the Contract involves certain risks including the loss of premium payments (principal).

The date of this Prospectus is May 1, 2008.

PROSPECTUS CONTENTS

DEFINITIONS	1
HIGHLIGHTS	3
THE CONTRACT	3
CHARGES AND DEDUCTIONS	5
ANNUITY PROVISIONS	6
FEDERAL TAX STATUS	6
FEE TABLE	7
OWNER TRANSACTION EXPENSES	7
PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES	7
RANGE OF PORTFOLIO OPERATING EXPENSES	8
ANNUAL PORTFOLIO OPERATING EXPENSES	8
EXAMPLE OF CHARGES	13
CONDENSED FINANCIAL INFORMATION	14
KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS	14
KANSAS CITY LIFE INSURANCE COMPANY	14
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT	14
THE FUNDS	15
RESOLVING MATERIAL CONFLICTS	19
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS	20
VOTING RIGHTS	20
DESCRIPTION OF THE CONTRACT	20
PURCHASING A CONTRACT	21
REPLACEMENT OF CONTRACTS	21
FREE-LOOK PERIOD	21
ALLOCATION OF PREMIUMS	22
DETERMINATION OF CONTRACT VALUE	22
VARIABLE ACCOUNT VALUE	22
TRANSFER PRIVILEGE	24
DOLLAR COST AVERAGING PLAN	26
PORTFOLIO REBALANCING PLAN	26
PARTIAL AND FULL CASH SURRENDERS	27
CONTRACT TERMINATION	28
CONTRACT LOANS	28
DEATH BENEFIT BEFORE MATURITY DATE	29
PROCEEDS ON MATURITY DATE	31
PAYMENTS	32
MODIFICATIONS	32
REPORTS TO CONTRACT OWNER	33
TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS	33
OPTIONAL RIDERS	34
FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT	34
THE FIXED ACCOUNT	46
MINIMUM GUARANTEED AND CURRENT INTEREST RATES	47
CALCULATION OF FIXED ACCOUNT VALUE	47
TRANSFERS FROM FIXED ACCOUNT	47
DELAY OF PAYMENT	47
CHARGES AND DEDUCTIONS	47
SURRENDER CHARGE	47
TRANSFER PROCESSING FEE	49

ADMINISTRATIVE CHARGES	49
MORTALITY AND EXPENSE RISK CHARGE	49
MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE	49
PREMIUM TAXES	50
REDUCED CHARGES FOR ELIGIBLE GROUPS	50
OTHER TAXES	50
INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS	50
PAYMENT OPTIONS	50
ELECTION OF OPTIONS	51
DESCRIPTION OF OPTIONS	51
YIELDS AND TOTAL RETURNS	52
YIELDS	52
TOTAL RETURNS	52
FEDERAL TAX STATUS	53
INTRODUCTION	53
TAXATION OF NON-QUALIFIED CONTRACTS	53
TAXATION OF QUALIFIED CONTRACTS	54
POSSIBLE TAX LAW CHANGES	55
FEDERAL ESTATE TAXES	55
GENERATION-SKIPPING TRANSFER TAX	55
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS	56
FOREIGN TAX CREDITS	56
SALE OF THE CONTRACTS	56
LEGAL PROCEEDINGS	57
COMPANY HOLIDAYS	57
CHANGE OF ADDRESS NOTIFICATION	57
FINANCIAL STATEMENTS	57
APPENDIX A - CONDENSED FINANCIAL INFORMATION	58
APPENDIX B - GMWB RIDER EXAMPLES	66
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	73

DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear.  The descriptions of those terms are not repeated in this Definitions section.

Annuitant	The person on whose life the Contract’s annuity benefit is based.

Beneficiary	The person you designate to receive any Proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value	The Contract Value less any applicable surrender charge, loan balance and premium taxes payable.

Contract Date	The date from which Contract Months, Years, and Anniversaries are measured.

Contract Value	The sum of the Variable Account Value and the Fixed Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any contract anniversary.

Fixed Account	An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Guaranteed Minimum Death Benefit Option
This Contract provides for a Base Guaranteed Minimum Death Benefit.  In addition, there are two enhanced death benefit options available under the Contract.  The two options provide different levels of death benefit guarantees.  The two options have different issue requirements and expense charges associated with them.  These Guaranteed Minimum Death Benefit options are available only in the states where we have received regulatory approval.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Issue Age	The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option	A payment option based upon the life of the Annuitant.

Maturity Date
The date when the Contract terminates and we either pay the Proceeds under a payment option or pay you the Cash Surrender Value in a lump sum.  The latest Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary.  (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.)

Monthly Anniversary Day	The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option	A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract	A Contract that is not a "Qualified Contract."

Owner	The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Premium Year	Refers to the 12-month period following the date we credit a particular premium to your Contract. This measure of time is important in calculating the surrender charge applicable to the Contract.

Proceeds	The total amount we are obligated to pay under the terms of the Contract.

Qualified Contract	A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount	The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day	Each day the New York Stock Exchange is open for business.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day.  Currently, the close of normal trading is 3:00 P.M. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice/Written Request	A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.

HIGHLIGHTS

THE CONTRACT

Who Should Invest.  The Contract is designed for investors seeking long-term tax-deferred accumulation of funds.  The goal for this accumulation is generally retirement, but may be for other long-term investment purposes.  We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 53)  The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity payment options), before you purchase the Contract in a tax-qualified plan.  There should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

The Contract.  The Contract is an individual flexible premium deferred variable annuity.  In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial").  You must pay the minimum initial premium.  The maximum Issue Age is 80. (See "PURCHASING A CONTRACT," page 21)  We offer other variable annuity contracts that have a different death benefit and different contract features.  However, these contracts also have different charges that would affect your Subaccount performance and Contract Value.  To obtain more information about the other contracts, contact our Home Office or your registered representative.

Free-Look Period.  You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after receiving it.  The amount returned to you will vary depending on your state. (See "FREE-LOOK PERIOD," page 21)

Premiums.  The minimum amount that we will accept as an initial premium is $10,000.  You may pay additional premiums at any time during the Annuitant’s lifetime and before the Maturity Date.  The minimum premium allowed after the initial premium is $50. (See "PURCHASING A CONTRACT," page 21)  We reserve the right to waive the $10,000 minimum premium requirement for certain corporate markets contracts.

Premium Allocation.  You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account.  In the Contract application, you specify the percentage of the premium, in whole numbers, you want allocated to each Subaccount and/or to the Fixed Account.  We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund.  The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts.  We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year.  We may declare a higher current interest rate.

The sum of your allocations must equal 100%.  We have the right to limit the number of Subaccounts to which you may allocate premiums (not applicable to Texas Contracts).  We will never limit the number to less than 15.  You can change the allocation percentages at any time by sending Written Notice.  You can make changes in your allocation by telephone, facsimile and electronic mail if you have provided proper authorization. (See "TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS," page 33)  The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

•	require premium payments to be refunded under the free-look provision; or
•	require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "ALLOCATION OF PREMIUMS," page 22)

Transfers.  After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account.  Certain restrictions apply.  The first six transfers during a Contract Year are free.  After the first six transfers, we will assess a $25 transfer-processing fee. (See "TRANSFER PRIVILEGE," page 24)

We have policies and procedures that attempt to detect frequent, large, programmed or short-term transfers among Subaccounts that may adversely affect other Owners and persons with rights under the Contracts.  We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective.  Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection.  Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts.  In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Full and Partial Surrender.  You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

•	the date that the Annuitant dies; or
•	the Maturity Date.

Five PlusSM Guaranteed Minimum Withdrawal Benefit. If you are concerned that poor investment performance or market volatility may adversely impact the amount of money you may withdraw from the Contract, we offer, for a fee, a guaranteed minimum withdrawal benefit.  Under the rider, we provide alternative guarantees depending on the amount you withdraw and the age of the covered person.  If you satisfy the conditions of the rider, which, in part, limit the amount you may withdraw during a Contract Year, the rider guarantees the return of all the amounts you have invested in the Contract and may also guarantee annual payments for the rest of the covered person’s life, no matter how long the covered person lives.

Subaccount Bonus.  There are two bonuses that will be credited to the Variable Account Value.  We credit the first bonus on each Monthly Anniversary Date where the Contract Value is greater than or equal to $100,000 on that day.  The monthly amount of this bonus equals 0.0125% of the Variable Account Value, which equals 0.15% on an annualized basis.

We credit a second bonus on all policies, regardless of size.  After the eighth Contract Year, we credit this bonus each Monthly Anniversary Date to the Variable Account Value.  The monthly amount of this bonus equals 0.01665% of the Variable Account Value, which equals 0.20% on an annualized basis.

Both of the bonuses are guaranteed.  We pay these bonus amounts out of the increased revenues on contracts that have been in force for longer periods of time and the expense efficiencies that result from contracts with higher Contract Values.  These bonus amounts are provided in lieu of reducing expenses directly.  We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option.  Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.

Death Benefit Before the Maturity Date.  If the Annuitant dies before the Maturity Date while the Contract is in force, the Beneficiary will receive a death benefit.  The death benefit will be calculated depending upon which Guaranteed Death Benefit Option is in effect on the Contract at the date of death.  There is a base Guaranteed Minimum Death Benefit Option, or at issue, one of two enhanced options may be chosen.  There is an additional charge assessed each month if one of the enhanced options is selected.  There are three Guaranteed Minimum Death Benefit Options available as follows:

•	Base Guaranteed Minimum Death Benefit Option;
•	Annual Ratchet Guaranteed Minimum Death Benefit Option; and
•	Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Expense Charges vary for each Guaranteed Minimum Death Benefit Option.  (See “DEATH BENEFIT BEFORE MATURITY DATE,” page 29)

The minimum death benefit (Base Guaranteed Minimum Death Benefit Option) is equal to the greater of:

•	premiums paid, proportionately adjusted for any surrenders (including applicable surrender charges) less any loan balance; and
•	the Contract Value on the date we receive due proof of Annuitant's death (including any documents we require to process and make the payments).

If you die before the Maturity Date, the Cash Surrender Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death.  (See “DEATH BENEFIT BEFORE MATURITY DATE,” page 29)

The Guaranteed Minimum Death Benefit is paid to the Beneficiary at the death of the Annuitant if the Annuitant dies before the Maturity Date.  If the Owner, who is not the same as the Annuitant, predeceases the Annuitant before the Maturity Date, the Cash Surrender Value of the contract will be paid to the Beneficiary.

Death Proceeds are taxable and generally are included in the income of the recipient as follows:

•	If received under a payment option, they are taxed in the same manner as annuity payments.
•	If distributed in a lump sum, they are taxed in the same manner as a full surrender.

CHARGES AND DEDUCTIONS

The following charges and deductions apply to the Contract:

Surrender Charge.  We do not deduct a charge for sales expenses from premiums at the time they are paid.  However, we may deduct a surrender charge when a Premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium.

The surrender charge is calculated as a percentage of your premium payment being withdrawn or annuitized during the applicable Premium Year.  The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract.  The surrender charge percentages are shown below.

Premium Years since payment of the Premium	1	2	3	4	5	6	7	8	9+
Charge (%)	8	8	7	6	5	4	3	2	0

Each premium payment has its own surrender charge period.  When you make a withdrawal, we assume that the oldest premium payment is being withdrawn first so that the lowest surrender charge is deducted from the amount withdrawn.  After eight (8) complete Premium Years from the date you make a premium payment, no surrender charge will be assessed if you withdraw or surrender that premium payment.  The total surrender charge at a given time will be the sum of the surrender charges applicable to each premium that has been paid.

Subject to certain restrictions, the first withdrawal up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge.  (See "SURRENDER CHARGE," page 47)

Annual Administration Fee.  We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year.  We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "ADMINISTRATIVE CHARGES," page 49)

Transfer Processing Fee.  The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free.  We assess a $25 transfer-processing fee for each additional transfer during a Contract Year. (See "TRANSFER PROCESSING FEE," page 49)

Asset-Based Administration Charge.  We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract.  Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "ADMINISTRATIVE CHARGES," page 49)

Mortality and Expense Risk Charge.  We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks.  Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.25%. (See “MORTALITY AND EXPENSE RISK CHARGE,” page 49)

Monthly Guaranteed Minimum Death Benefit Expense Charge.  If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge.  The amount of this charge varies depending on the Guaranteed Minimum Death Benefit Option you have elected, as follows:

•	Base Guaranteed Minimum Death Benefit Option: no additional charge
•
Annual Ratchet Guaranteed Minimum Death Benefit Option: A Monthly charge of .01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date.  This charge equals 0.20% of the Variable Account Value on an annualized basis.

•
Enhanced Combination Guaranteed Minimum Death Benefit Option:  A monthly charge of .02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date.  This charge equals 0.35% of Variable Account Value on an annualized basis. (See "MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE," page 49)

Five PlusSM Guaranteed Minimum Withdrawal Benefit. The monthly charge for the benefit is guaranteed not to exceed 0.10% multiplied by the Guaranteed Withdrawal Balance.  The current monthly charge is 0.05% multiplied by the Guaranteed Withdrawal Balance.

Premium Taxes.  If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the Proceeds to a payment option. (See "PREMIUM TAXES," page 50)

Investment Advisory Fees and Other Expenses of the Funds.  The Funds deduct investment advisory fees on a daily basis and incur other expenses.  The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests.  This means that these charges are deducted before we calculate Subaccount Values.  Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary.  See the prospectuses for the Funds for specific information about these fees. (See “INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS," page 50)

For information concerning compensation paid for the sale of Contracts, see “SALE OF THE CONTRACTS,” page 56.

ANNUITY PROVISIONS

Maturity Date.  On the Maturity Date, we will apply the Proceeds to the payment option you choose.  If you choose a Life Payment Option, the amount of Proceeds will be the full Contract Value.  If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See “PAYMENT OPTIONS," page 50)

Payment Options.  The payment options are:

•	Interest Payments (Non-Life Payment Option)
•	Installments of a Specified Amount (Non-Life Payment Option)
•	Installments for a Specified Period (Non-Life Payment Option)
•	Life Income (Life Payment Option)
•	Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See “PAYMENT OPTIONS," page 50)

FEDERAL TAX STATUS

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs.  A distribution includes an actual distribution of funds such as a surrender or annuity payment.  However, a distribution also includes a pledge or assignment.  Generally, all or part of any distribution is taxable as ordinary income.  In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½.  Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions.  Governing federal tax statutes may be amended, revoked, or replaced by new legislation.  Changes in interpretation of these statutes may also occur.  We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "FEDERAL TAX STATUS," page 53)

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Subaccounts and/or the Fixed Account.  State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn or Annuitized under a Non-Life Payment Option1)	8%
Transfer Processing Fee	No fee for the first 6 transfers in a Contract Year; $25 for each additional transfer during a Contract Year

1 We do not deduct a charge for sales expenses from premiums at the time they are paid.  However, we may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium.  The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year.  The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Premium Years Since Payment of Premium	1	2	3	4	5	6	7	8	9+
Charge (%)	8	8	7	6	5	4	3	2	0

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.  This table also includes the charges you would pay if you added an enhanced death benefit option to your Contract.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Annual Administration Fee	$30 per Contract Year[2]
Loan Interest Charge	5.00%[3]
Variable Account Annual Expenses (as a % of average annual Variable Account Value)
Under Standard Death Benefit: Mortality and Expense Risk Charge Asset-Based Administration Charge Total Variable Account Annual Expenses	1.25% 0.15% 1.40%
Optional Rider Charges
Guaranteed Minimum Death Benefit Expense Charge (as a percentage of average annual Variable Account Value)
Base Guaranteed Minimum Death Benefit Option	0.00%
Annual Ratchet Guaranteed Minimum Death Benefit Option (optional)	0.20%
Enhanced Combination Guaranteed Minimum Death Benefit Option (optional)	0.35%
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit	0.10% Multiplied by Guaranteed Withdrawal Balance[4]

2 We will waive the annual administration fee if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.
3 The maximum guaranteed net cost of loans (available under 403(b)(TSA) Qualified Contract) is 5% annually.  The net cost of a loan is the difference between the loan interest charged (8%) and the amount credited to the loan account (3%).
4 The current charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.05% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).

The next table shows the lowest and highest total operating expenses deducted from Portfolio assets during the fiscal year ended December 31, 2007.  Expenses of the Portfolios may be higher or lower in the future.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF PORTFOLIO OPERATING EXPENSES5

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.27%	1.73%[6]

5 The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2007.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
6 The table showing the range of expenses of the portfolios takes into account the expenses of several fund asset allocation portfolios that are “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios (each such portfolio an “acquired fund.”)  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Kansas City Life took into account the information received from the fund on the combined actual expenses for each of the “fund of funds” and the portfolios in which it invests.  See the Fund prospectuses for more information.

The following table shows the fees and expenses charged (after contractual waiver or reimbursement) by each Portfolio for the fiscal year ended December 31, 2007.

ANNUAL PORTFOLIO OPERATING EXPENSES7

 (expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

7 These expenses are deducted directly from the assets of the Portfolios and therefore reduce their net asset value.  The investment adviser of each Fund or the Fund provided the above information, and Kansas City Life has not independently verified it.  The expenses shown are those incurred for the year ended December 31, 2007.  Current or future expenses may be greater or less than those shown.  See the Portfolios' prospectuses for more complete information.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund (Series I Shares)	0.61%	NA	0.27%	0.00%[8]	0.88%[9]	NA10	NA
AIM V.I. Core Equity Fund (Series I Shares)	0.60%	NA	0.28%	0.02%[8]	0.90%[9]	0.01%[10]	0.89%
AIM V.I Technology Fund (Series I Shares)	0.75%	NA	0.35%	0.01%[8]	1.11%[9]	NA10	NA

8 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.
9 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses  (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash.  These credits are used to pay certain expenses incurred by the Fund.  This expense limitation agreement is in effect through at least April 30, 2009.
10 Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds.  The Fee Waiver reflects this agreement.  This waiver agreement is in effect through at least April 30, 2009.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	1.00%	NA	0.00%	NA	1.00%[11]	NA	NA
American Century VP Income & Growth Fund	0.70%	NA	0.01%	NA	0.71%[11]	NA	NA
American Century VP International Fund	1.20%	NA	0.01%	NA	1.21%[11]	NA	NA
American Century VP Mid Cap Value Fund	1.00%	NA	0.01%	NA	1.01%[11]	NA	NA
American Century VP Ultra® Fund	1.00%	NA	0.01%	NA	1.01%[11]	NA	NA
American Century VP Value Fund	0.93%	NA	0.01%	NA	0.94%[11]	NA	NA
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund (Class II)	0.49%	0.25%	0.01%	NA	0.75%[12]	NA	NA

11 The investment manager to American Century Variable Portfolios receives a unified management fee and out of that fee pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.  For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the Fund, 0.95% of the next $500 million and 0.90% over $1 billion.  For the services provided to the American Century VP Income and Growth Fund, the manager receives an annual fee of 0.70% for the first $5 billion of the average net assets of this Fund and 0.65% over $5 billion.  For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the Fund, 1.20% of the next $250 million, 1.10% of the next $500 million and 1.00% over $1 billion.  For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the Fund, 0.95% of the next $500 million and 0.90% over $1 billion.  For the services provided to the American Century VP Ultra Fund, the manager receives an annual fee of 1.00% of the first $2.5 billion of the average net assets of the Fund, 0.995% of the next $2.5 billion, 0.98% of the next $2.5 billion, 0.97% of the next $2.5 billion, 0.96% of the next $2.5 billion, 0.95% of the next $2.5 billion, 0.94% of the next $2.5 billion, 0.93% of the next $2.5 billion, 0.92% of the next $2.5 billion, 0.91% of the next $2.5 billion, 0.90% of the next $5 billion, and 0.80% over $30 billion.
12 For the services it provided to the American Century VP Inflation Protection Fund during the most recent fiscal year, the advisor received a unified management fee of 0.49% of the average net assets of the Class II shares of the Fund.  Other expenses include the fees and expenses of the Fund's independent director and their legal counsel, as well as interest.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	0.75%	NA	0.42%	NA	1.17%	0.01%	1.16%

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	0.75%	NA	0.05%	NA	0.80%	NA	NA
Developing Leaders Portfolio – Initial Shares	0.75%	NA	0.06%	NA	0.81%	NA	NA
Dreyfus Stock Index Fund, Inc. – Initial Shares	0.25%	NA	0.02%	NA	0.27%	NA	NA
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	0.75%	NA	0.07%	NA	0.82%	NA	NA

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Federated Insurance Series
Federated American Leaders Fund II	0.75%	NA	0.44%	NA	1.19%	0.27%	0.92%
Federated High Income Bond Fund II	0.60%	NA	0.42%	NA	1.02%	0.25%	0.77%
Federated Prime Money Fund II	0.50%	NA	0.57%	NA	1.07%	0.42%	0.65%

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Fidelity® Variable Insurance Products Contrafund® Portfolio
VIP Contrafund® Portfolio (Service Class 2)	0.56%	0.25%	0.09%	NA	0.90%	NA	0.89%[13]
Fidelity® Variable Insurance Products
VIP Freedom Income Portfolio (Service Class 2)	NA	0.25%	0.00%	0.45%	0.70%[14]	NA	NA
VIP Freedom 2010 Portfolio (Service Class 2)	NA	0.25%	0.00%	0.56%	0.81%[14]	NA	NA
VIP Freedom 2015 Portfolio (Service Class 2)	NA	0.25%	0.00%	0.59%	0.84%[14]	NA	NA
VIP Freedom 2020 Portfolio (Service Class 2)	NA	0.25%	0.00%	0.62%	0.87%[14]	NA	NA
VIP Freedom 2025 Portfolio (Service Class 2)	NA	0.25%	0.00%	0.63%	0.88%[14]	NA	NA
VIP Freedom 2030 Portfolio (Service Class 2)	NA	0.25%	0.00%	0.66%	0.91%[14]	NA	NA

13 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%.  These offsets may be discontinued at any time.
14 Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Fund (Class 2) (formerly Franklin Global Real Estate Securities Fund)[15]	0.75%	0.25%	0.31%	NA	1.31%	0.42%	0.89%
Franklin Small-Mid Cap Growth Securities Fund (Class 2)	0.47%	0.25%	0.28%	0.01%[16]	1.01%	0.01%[16]	1.00%
Templeton Developing Markets Securities Fund (Class 2)	1.23%	0.25%	0.25%	NA	1.73%	NA	NA
Templeton Foreign Securities Fund (Class 2)	0.63%	0.25%	0.14%	0.02%[16]	1.04%	0.02%[16]	1.02%

15 The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008.  For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees.  Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.  Based on Fund total assets of $977 million on December 31, 2007, it is estimated that the increase for the year ending April 30, 2009, will be 0.12%, which is a 0.07% increase in the management fee and a 0.05% increase in the administration fee, for net annual Fund operating expenses of 0.89%.  In future years the fee rates will vary in accordance with the fee rate schedules and Fund assets.
16 The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is “the acquired fund” in this case) to the extent of the Fund’s fees and expenses of the acquired fund.  This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.  This reduction is not reflected in Net annual Fund operating expenses, which would be lower if it were.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	0.70%	NA	0.55%[17]	0.01%[18]	1.26%[19]	NA	NA
JPMorgan Small Company Portfolio	0.60%	NA	0.55%[17]	0.01%[18]	1.16%[19]	0.07%[20]	1.09%
JPMorgan U.S. Large Cap Core Equity Portfolio	0.35%	NA	0.50%[17]	NA	0.85%	NA	NA

17 “Other Expenses” are based on the actual amounts incurred in the most recent fiscal year.
18 “Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end.  This amount reflects the allocation only through the fiscal year ending 12/31/07.  “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.
19 The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
20 JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.25% of the average daily net assets for the JPMorgan Mid Cap Value Portfolio, 1.08% for the average daily net assets for the JPMorgan Small Company Portfolio, and 0.85% for average daily net assets for the JPMorgan U.S. Large Cap Core Equity Portfolio through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Portfolio Annual Operating Expenses for the JPMorgan Mid Cap Value Portfolio would have been 1.25% of the average daily net assets.  Without the Acquired Fund Fees and Expenses, the Total Portfolio Annual Operating Expenses for the JPMorgan Small Company Portfolio would have been 1.15%, and Total Portfolio Annual Operating Expenses After Reimbursement would have been 1.08%, of the average daily net assets.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
MFS® Variable Insurance TrustSM
MFS Growth Series (Service Class) (formerly MFS Emerging Growth Series)	0.75%	0.25%	0.12%	NA	1.12%	NA	NA
MFS Research Series (Service Class)	0.75%	0.25%	0.13%	NA	1.13%	NA	NA
MFS Research Bond Series (Service Class)	0.60%	0.25%[21]	0.17%[22]	NA	1.02%[22]	0.10%[23]	0.92%[22]
MFS Strategic Income Series (Service Class)	0.75%	0.25%[21]	0.41%[22]	NA	1.41%[22]	0.31%[24],[25]	1.10%[22]
MFS Total Return Series (Service Class)	0.75%	0.25%[21]	0.08%[22]	NA	1.08%[22]	0.03%[26]	1.05%[22]
MFS Utilities Series (Service Class)	0.75%	0.25%[21]	0.10%[22]	NA	1.10%[22]	0.03%[27]	1.07%[22]

21 The Fund’s Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund’s Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth in the Fund’s prospectus.’
22 The Fund has entered into an expense offset arrangement that reduces the Fund’s custodian fee based upon the amount of cash maintained by the Fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.
23 MFS has agreed in writing to reduce its management fee to 0.50% of average daily net assets annually. This written agreement will remain in effect until modified by the Fund’s Board of Trustees.
24 MFS has agreed in writing to bear the series' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangement that reduces the Fund’s custodian fee, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least April 30, 2009.
25 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets up to $1 billion.  This written agreement will remain in effect until modified by the Fund’s Board of Trustees.
26 MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion.  This written agreement will remain in effect until modified by the Fund’s Board of Trustees.
27 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion.  This written agreement will remain in effect until modified by the Fund’s Board of Trustees.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operation Expenses After Reimbursement
Seligman Portfolios, Inc.
Seligman Capital Portfolio (Class 2)	0.40%	0.25%	0.78%	NA	1.43%	NA	NA
Seligman Communications and Information Portfolio (Class 2)	0.75%	0.25%	0.35%	NA	1.35%	NA	NA
Seligman Smaller-Cap Value Portfolio (Class 2)	1.00%	0.19%	0.14%	NA	1.33%	NA	NA

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  The Example shows the highest costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, the maximum Enhanced Combination Guaranteed Minimum Death Benefit Option “(GMDB”) charge, the maximum Guaranteed Minimum Withdrawal Benefit (“GMWB”) charge, and highest Annual Portfolio Operating Expenses for the year ended December 31, 2007.  The Example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.  Further, the Example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit and the optional Enhanced Combination Guaranteed Minimum Death Benefit Option.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$1,144.88	$1,911.61	$2,594.57	$4,333.93

Maximum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$1,058.23	$1,657.02	$2,174.93	$3,518.49

Minimum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$1,011.04	$1,516.25	$1,939.22	$3,040.74

Minimum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$923.11	$1,249.93	$1,486.26	$2,083.59

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$419.90	$1,268.43	$2,128.77	$4,333.93

Maximum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$326.32	$995.25	$1,686.47	$3,518.49

Minimum Portfolio Expenses with the Enhanced Combination GMDB and with GMWB

1 year	3 years	5 years	10 years
$275.40	$844.27	$1,438.15	$3,040.74

Minimum Portfolio Expenses without the Enhanced Combination GMDB and without GMWB

1 year	3 years	5 years	10 years
$180.44	$558.53	$960.81	$2,083.59

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the Example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The examples above assume that we assess no transfer charges or premium taxes.  The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year.  There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year.  As of 12/31/07, the average Contract Value is equal to $123,843 with an average administration fee equal to $10.92.  This translates the annual administrative fee into a 0.1092% charge on a $10,000 investment for the purposes of the examples.

You should not consider the assumed expenses in the examples to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.

The various Funds themselves or their investment advisers provided the expense information regarding the Funds.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value listing appears at the end of this Prospectus.

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company, which was organized under the laws of the State of Missouri on May 1, 1895.  Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business.  We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions.  We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association (“IMSA”) and may include the IMSA logo and information about IMSA membership in our advertisements.  Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

We established the Variable Account as a separate investment account under Missouri law on January 23, 1995.  This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law.  The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and is a “separate account” within the meaning of the federal securities laws.  We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts.  The Subaccounts available under the Contract invest in shares of corresponding Fund Portfolios.  The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus.  We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account.  We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct.  We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act.  However, the SEC does not supervise their management, investment practices or policies.  Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts.  The investment objectives of each of the Portfolios are described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies.  Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager.  The investment results of the Portfolios, however, may be higher or lower than the results of such other funds.  There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series I Shares) (Manager: Invesco Aim Advisors, Inc. – Sub-adviser(s): AIM Funds Management Inc. (anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited).  The Fund’s investment objective is growth of capital.  The Fund seeks to meet its objective by investing primarily in common stocks of companies of all market capitalizations.  The Fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Core Equity Fund (Series I Shares) (Manager: Invesco Aim Advisors, Inc.  – Sub-adviser(s): AIM Funds Management Inc. (anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited). The Fund’s investment objective is growth of capital.  The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM V.I. Technology Fund (Series I Shares) (Manager: Invesco Aim Advisors, Inc.  – Sub-adviser(s): AIM Funds Management Inc. (anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited). The Fund’s investment objective is capital growth.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Capital Appreciation is capital growth.  The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

American Century VP Income & Growth Fund (Manager: American Century Investment Management, Inc.).  American Century VP Income & Growth seeks capital growth.  Income is a secondary objective.  The Fund will seek to achieve its investment objective by investing in common stocks.

American Century VP International Fund (Manager: American Century Global Investment Management, Inc.).  The investment objective of American Century VP International Portfolio is capital growth.  The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation.  International investment involves special risk considerations.  These include economic and political conditions, expected inflation rates and currency swings.

American Century VP Mid Cap Value Fund (Manager: American Century Investment Management, Inc.). American Century VP Mid Cap Value seeks long-term capital growth. Income is a secondary objective. The Fund will seek to achieve its investment objective by investing in mainly U.S. Mid-cap companies believed to be undervalued.

American Century VP Ultra® Fund (Manager: American Century Investment Management, Inc.).  American Century VP Ultra seeks long-term capital growth. The Fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

American Century VP Value Fund (Manager: American Century Investment Management, Inc.).  American Century VP Value seeks long-term capital growth.  Income is a secondary objective.  The Fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

American Century Variable Portfolios II, Inc.

American Century VP Inflation Protection Fund (Class II) (Manager: American Century Investment Management, Inc.).  American Century VP Inflation Protection Fund seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Manager: Calamos Asset Management, Inc.). The Calamos Growth and Income Portfolio seeks high long-term total return through growth and current income.  The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.).  The portfolio seeks long-term capital growth consistent with the preservation of capital.  Its secondary goal is current income.  To pursue these goals the portfolio invests at least 80% of it assets in common stocks.  The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase.

Developing Leaders Portfolio – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Franklin Portfolio Associates).  The portfolio seeks capital growth.  To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.  Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

Dreyfus Stock Index Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Mellon Equity Associates).  The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index.  To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.  The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.  Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones.  The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Mellon Capital Management).  Seeks capital growth with current income as a secondary goal.  To pursue these goals, the Fund, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Federated Insurance Series

Federated American Leaders Fund II (Manager: Federated Equity Management Company of Pennsylvania).  The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital.  The Fund's secondary objective is to provide income.  The Fund pursues its investment objectives by investing primarily in equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth.

Federated High Income Bond Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated High Income Bond Fund II is to seek high current income.  The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as “junk bonds.”

Federated Prime Money Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity.  The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

Fidelity® Variable Insurance Products Contrafund® Portfolio

VIP Contrafund® Portfolio (Service Class 2) (Manager: FMR).  The investment objective of the VIP Contrafund Portfolio is to seek long-term capital appreciation

Fidelity® Variable Insurance Products

VIP Freedom Income Portfolio (Service Class 2) (Manager: FMR).  The investment objective of the VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

VIP Freedom 2010 Portfolio (Service Class 2) (Manager: FMR).  The investment objective of the VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2015 Portfolio (Service Class 2) (Manager: FMR). The investment objective of the VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2020 Portfolio (Service Class 2) (Manager: FMR).  The investment objective of the VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2025 Portfolio (Service Class 2) (Manager: FMR). The investment objective of the VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2030 Portfolio (Service Class 2) (Manager: FMR).  The investment objective of the VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Fund (Class 2) (formerly Franklin Global Real Estate Securities Fund (Class 2)) (Manager: Franklin Advisers, Inc.).  Seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small-Mid Cap Growth Securities Fund (Class 2) (Manager: Franklin Advisers, Inc.).  Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.).  Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

Templeton Foreign Securities Fund (Class 2) (Manager: Templeton Investment Counsel, LLC.).  Seeks long-term capital growth.  The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio (Manager: J.P. Morgan Investment Management Inc.).  JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

JPMorgan Small Company Portfolio (Manager: J.P. Morgan Investment Management Inc.).  JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small-cap companies.  These small-cap securities will be primarily securities of companies located in the U.S.  "Assets" mean net assets, plus the amount of borrowings for investment purposes.

JPMorgan U.S. Large Cap Core Equity Portfolio (Manager: J.P. Morgan Investment Management Inc.). JPMorgan U.S. Large Cap Core Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.  Under normal circumstances, the Portfolio invests at least 80% of the value of its Assets in equity investments of large-cap U.S. companies.  "Assets" mean net assets, plus the amount of borrowings for investment purposes.

MFS® Variable Insurance TrustSM

MFS Growth Series (Service Class) (formerly MFS Emerging Growth Series) (Manager:  MFS Investment Management®).  The Growth Series Fund investment objective is to seek capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Research Series (Service Class) (Manager:  MFS Investment Management®).  The Research Series Fund investment objective is to seek capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Research Bond Series (Service Class) (Manager:  MFS Investment Management®). The Research Bond Series Fund investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Strategic Income Series (Service Class) (Manager:  MFS Investment Management®).  The Strategic Income Series Fund investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Total Return Series (Service Class) (Manager:  MFS Investment Management®).  The Total Return Series Fund investment objective is to seek total return. The Fund’s objective may be changed without shareholder approval.

MFS Utilities Series (Service Class) (Manager:  MFS Investment Management®). The Utilities Series seeks Fund investment objective is to seek total return. The Fund’s objective may be changed without shareholder approval.

Seligman Portfolios, Inc.

Seligman Capital Portfolio (Class 2) (Manager:  J. & W. Seligman & Co. Incorporated).  The objective is capital appreciation.  The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

Seligman Communications and Information Portfolio (Class 2) (Manager:  J. & W. Seligman & Co. Incorporated).  The Portfolio’s objective is capital gain.  The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries.  The Portfolio may invest in companies of any size.

Seligman Smaller-Cap Value Portfolio (Class 2) (Manager:  J. & W. Seligman & Co. Incorporated).  The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager with market capitalizations of $3 billion or less.

There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund.  These important documents contain more detailed information regarding all aspects of the Funds.  Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.  You should know that during extended periods of low interest rates, the yields of the Federated Prime Money Fund II may also become extremely low and possibly negative.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund.  Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor we may consider during the selection process is whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.  We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Variable Account Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Fund.  You bear the risk of any decline in the Variable Account Value of your Contract resulting from the performance of the Funds you have chosen.

We (or our affiliates) may receive payments from a Fund’s investment adviser (or its affiliates).  These payments may be used for any corporate purpose, including payment of expenses that the Kansas City Life and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Funds.  Kansas City Life and its affiliates may profit from these payments.  These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets.  Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information).  This compensation is not reflected in fees and expenses listed in the fee table set forth in each Fund's prospectus.  The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue.  These percentages differ and some advisers (or affiliates) may pay us (or our affiliates) more than others.  Currently, these percentages range from 0.15% to 0.25%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide Kansas City Life with wholesaling services that assist in the distribution of the Contracts and may pay Kansas City Life and/or certain of our affiliates amounts to participate in sales meetings.  These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940.  The Distribution Plan is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table—Annual Portfolio Operating Expenses” and “SALE OF THE CONTRACTS,” page 56)  The payments are deducted from assets of the Funds and are paid to our distributor, Sunset Financial Services, Inc.  These payments decrease the Fund’s investment return.

We make certain payments to Sunset Financial Services, Inc., principal underwriter for the Contracts (see “SALE OF THE CONTRACTS,” page 56).

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts.  In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.  We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts.  However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds.  Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter.  The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.  See the accompanying prospectuses of the Funds for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase.  If the shares of a Portfolio are no longer available for investment, or for any other reason in our sole discretion we decide that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company.  The substituted fund may have different fees and expenses.  Substitutions may be made with respect to existing investments or the investment of future premiums or both.  We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion.  We will determine on what basis we might make any new Subaccounts available to existing Contract Owners.  We may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change.  If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

•	operate the Variable Account as a management investment company under the 1940 Act;
•	de-register it under that Act if registration is no longer required;
•	combine it with other Kansas City Life separate accounts; or
•	make any changes required by the 1940 Act.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds.  As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts.  We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

We will solicit voting instructions from you, as required by applicable law or regulation, before any Fund shareholder meeting.  Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares.  We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.  The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote.  We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.  This means that a small number of Owners may control the outcome of the vote.

DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account.  You may also allocate a portion of your premiums to our Fixed Account.  We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan.  The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus.  The most common differences include the length of the free-look period and the calculation of the free-look refund, maturity date and annuitization, and under payments or over payments due to misstatement of age or sex.  In addition, optional riders may not be available in all states.  See your Contract for specific variations.  Your registered representative may also provide you with additional information about state variations.

PURCHASING A CONTRACT

The maximum Issue Age for which we issue a Contract is 80.  However, for Qualified Contracts with an Issue Age of 70½ or greater, tax laws may require that distributions begin immediately.  We may issue Contracts above the maximum Issue Age under certain circumstances.  We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The Annual Ratchet and Enhanced Combination Guaranteed Minimum Death Benefit Options are only available at issue of the Contract.  The Annual Ratchet option is available for Annuitants with Issue Ages of 75 and below and the Enhanced Combination option is only available for Annuitants with Issue Ages of 70 and below.  The Guaranteed Minimum Death Benefit options are offered only in the states where we have received regulatory approval.

The minimum initial premium that we accept is a single premium of $10,000.  You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date.  These payments must be at least $50.  We may limit the number and amount of additional premium payments (where permitted).

REPLACEMENT OF CONTRACTS

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract.  You should replace your existing insurance only when you determine that the Contract is better for you.  The charges and benefits of your existing insurance may be different from a Contract purchased from us.  You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.  Also, because we will not issue the Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE-LOOK PERIOD

You may cancel your Contract for a refund during your "free-look" period.  The free look period applies for the 10 days after you receive the Contract.  When we receive the returned Contract at our Home Office, we will cancel the Contract.  The amount that we will refund will vary according to state requirements.  Most states allow us to refund Contract Value.  In those states, we will return an amount equal to the Contract Value.  We will determine the amount of the Contract Value as of the earlier of:

•	the date the returned Contract is received by us at our Home Office; or
•	the date the returned Contract is received by the registered representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value.  In these states, we will refund the greater of:

•	the premiums paid under the Contract; and
•	the Contract Value as of the earlier of:
•	the date the returned Contract is received by us at our Home Office; or
•	the date the returned Contract is received by the registered representative who sold you the Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states, we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

ALLOCATION OF PREMIUMS

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account.  You can change the allocation percentages at any time by sending Written Notice to us.  You may also change your allocation by telephone, facsimile, and electronic mail if you have provided proper authorization.  (See “TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS,” page 33)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

•	for Contracts sold to residents of states that allow refund of Contract Value, we will immediately allocate premiums according to the allocation you requested; and
•
for contracts sold as an Individual Retirement Annuity or to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period.  At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office.  In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium.  If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application.  If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay.  We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete.  Once the application is complete, we will allocate the initial premium within two business days.  There may be delays in our receipt of application that are outside of our control because of the failure of the registered representative to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you.  Any such delays will affect when your Contract is issued and when your premium is allocated among the Subaccounts and/or the Fixed Account.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment at our Home Office.  Premiums received at our Home Office before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a premium payment after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange.  We will credit amounts to the Subaccounts only on a Valuation Day, that is, on a date the New York Stock Exchange is open for trading.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value.  You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

If mandated under applicable law, we may be required to reject a premium payment.  We may also be required to provide additional information about you or your account to government regulators.  In addition, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or death benefits, until instructions are received from the appropriate regulator.

DETERMINATION OF CONTRACT VALUE

The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the following:

•	the investment experience of the selected Subaccounts;
•	premiums paid;
•	surrenders;
•	transfers;

•	charges assessed in connection with the Contract;
•	Contract loan balance; and
•	Bonuses Paid on the Monthly Anniversary Date.

There are two bonuses that will be credited to the Variable Account Value.  The first bonus is credited to policies on each Monthly Anniversary Date where the Contract Value greater than or equal to $100,000 on that date.  The monthly amount of this bonus equals 0.0125% of the Variable Account Value, which equals 0.15% on an annualized basis.

The second bonus is credited to all policies, regardless of size.  After the eighth Contract Year, this bonus will be credited each Monthly Anniversary Date to the Variable Account Value.  The amount of this bonus equals 0.01665% of the Variable Account Value, which equals 0.20% on an annualized basis.

Both of the bonuses are guaranteed.  We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option.  Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.

There is no guaranteed minimum Variable Account Value.  Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

Calculation of Variable Account Value.  We calculate the Variable Account Value on each Valuation Date.  Its value will be the sum of the values attributable to the Contract in each of the Subaccounts.  We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract.  The unit value of a Subaccount may increase, decrease, or remain the same.

Determination of Number of Accumulation Units.  We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount.  We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

•	any premiums allocated to the Subaccount during the current Valuation Period; and
•	transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period; and
•	Bonuses credited on the Monthly Anniversary Date.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

•	amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee;
•	amounts surrendered (including applicable charges) during the current Valuation Period; and
•	the pro rata portion of the Monthly Guaranteed Minimum Death Benefit Charge assessed on the Monthly Anniversary Day.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

Net Investment Factor.  We will calculate a net investment factor on each Valuation Day.  A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period.  The formula for the net investment factor equals:

(X/Y) – Z

where "X" equals the sum of:

•	the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus
•	the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less

•	the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less
•	the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis.  These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge.  The asset-based administration charge equals 0.15% on an annual basis.  The mortality and expense risk charge equals 1.25% on an annual basis.

Determination of Unit Value.  We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought.  The accumulation unit value for each subsequent Valuation Period is equal to:

A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

TRANSFER PRIVILEGE

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account.  Transfers are subject to the following restrictions:

•	the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
•	we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
•
we currently have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account.  However, you can make only one transfer from the Fixed Account each Contract Year. (See "TRANSFERS FROM FIXED ACCOUNT," page 47, for restrictions); and

•	we have the right, where permitted, to suspend or modify this transfer privilege at any time. Any suspension or modification of this privilege will be communicated in writing.

We will make a transfer on the date that we receive Written Notice requesting the transfer.  You may also make transfers by telephone, facsimile and electronic mail if you have provided proper authorization, unless, in accordance with our policies and procedures regarding frequent transfers among Subaccounts, we require you to provide us with a Written Request for transfers. (See "TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS," page 33.)  Transfer requests made in writing, by facsimile, or by electronic mail must be received, and transfer requests made by telephone must be completed, before 3:00 p.m. Central Time to receive same-day pricing of the transaction.  Transfer requests received (or completed) before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a transfer request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.

The first six transfers during each Contract Year are free.  We will charge a $25 transfer-processing fee for all transfers during a Contract Year in addition to the six free ones.  For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request.  We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Frequent Transfers Among Subaccounts. Frequent requests from Owners to transfer Contract Value between Subaccounts may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by a Portfolio and the reflection of that change in the Portfolio's share price.  Frequent transfers may also increase brokerage and administrative costs of the Portfolios, and may interfere with the efficient management of a Portfolio, requiring it to maintain a high cash position and possibly result in lost investment opportunities and forced liquidations.  Accordingly, frequent transfers may adversely affect the long-term performance of the Portfolios, which, in turn, may adversely affect other Owners and persons with interests under the Contracts (e.g., Annuitants or Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfer activity among Subaccounts.  Our procedures for detecting frequent transfer activity involve examining the number of transfers made by an Owner within given periods of time.  Currently, we monitor for 12 or more transfers in a Contract within a calendar year.  For purposes of applying the parameters used to detect frequent transfer activity, we will aggregate transfers made on the same Valuation Day under multiple contracts owned by the same Owner.  However, we do not aggregate transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing Plan.

If transfer activity violates our established parameters for detecting frequent transfers, we review those transfers to determine if, in our judgment, the transfers are potentially harmful frequent transfer activity.  If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more Owners, we either will suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.  We will communicate to Owners in writing any suspension or limitation or modification of the transfer privilege.  Our policies and procedures specify the following as limitations that will be applied to deter excessive transfers:

•	the requirement of a minimum time period between each transfer;
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;
•	limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time;
•	implementing and administering redemption fees imposed by one or more of the Funds in the future; and
•	requiring that a Written Request be provided to us at our Home Office, signed by an Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, including our judgment as to what parameters to use to detect potentially harmful frequent transfer activity and what particular limitation of the five possible limitations described above to apply to deter excessive transfers when a particular instance of potentially harmful transfer activity is detected.  Our ability to detect and apply specific limitations to such transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners to avoid such detection.  We apply our procedures consistently to Owners without special arrangement, waiver or exception.  However, we may vary our procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others.  There is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

In our sole discretion, we may at any time and without prior notice revise any procedures we follow as necessary:  to better detect and deter frequent, large, or short-term transfers that may adversely affect Owners and other persons with interests under the Contracts; to comply with state or federal regulatory requirements; or to impose additional or alternate restrictions (such as percentage limits on transfers) on Owners engaging in frequent transfer activity among the Subaccounts.  We also may not process a transfer request if the Subaccount affected by the transfer is unable to purchase or redeem shares of its corresponding Fund Portfolio because of actions taken or limitations imposed by the Fund.

The Funds with Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage frequent transfers among Subaccounts.  You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.  You should be aware that we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us (1) to provide the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

Owners and other persons with interests under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from other insurance companies or from intermediaries such as retirement plans.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts.  The omnibus nature of these orders may limit a Fund's ability to apply its respective frequent trading policies and procedures.  We cannot guarantee that the Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.  We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of Portfolio shares as a result of a Fund's own policies and procedures on frequent purchase and redemption of Fund shares (even if an entire omnibus order is rejected because or frequent transfer activity of a single Owner).  You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract.  If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts.  The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time.  We do not guarantee that the Dollar Cost Averaging Plan will result in a gain or prevent a loss.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months.  To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month.  You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts.  Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization.  You may also elect it at any time after the Contract is issued by completing the election form.  Dollar cost averaging transfers will start on the next Monthly Anniversary Day following the date we receive your request or on the date you request.  We do not impose a charge for participating in this plan.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

•	we have completed the number of designated transfers;
•	the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
•	you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year.  We have the right to cancel this feature at any time with notice to you.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract.  Under this plan, we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value.  We will do this on a quarterly basis at three-month intervals from the Monthly Anniversary Day on which the Portfolio Rebalancing Plan begins.  The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix.  The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions.  If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation.  We do not impose a charge for participating in this plan.

The redistribution will not count as a transfer permitted under the Contract each Contract Year.  If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the Monthly Anniversary Day the Dollar Cost Averaging Plan ends.  If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization.  You may also elect it at any time after the Contract is issued by completing the election form.  Portfolio rebalancing will terminate when:

•	you request any transfer unless you authorize a new allocation; or
•	the day we receive Written Notice instructing us to cancel the plan.

PARTIAL AND FULL CASH SURRENDERS

Partial Surrenders. You may surrender part of the Cash Surrender Value at any time before your death, the Annuitant’s death and the Maturity Date.  You may submit a Written Notice to the Home Office or provide notice by telephone if you have provided proper authorization to us. (See “TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS,” page 33)  The minimum partial surrender requested (other than by telephone) must be at least $100.  If you provide notice by telephone, the minimum partial surrender requested must be at least $100 and may not exceed the maximum amount we permit to be withdrawn by telephone.  We will surrender the amount requested from the Contract Value on the date we receive your Written Notice or notice by telephone for the surrender.  We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions.  If you instruct us to deduct the surrender charge from the remaining Contract Value and the remaining Contract Value is insufficient to fully cover the surrender charge, we will deduct the unpaid portion of the surrender charge from the amount paid to you.  We will make the surrender from each Subaccount and the Fixed Account based on your instructions.  If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year.  (See “SURRENDER CHARGE,” page 47)

Systematic Partial Surrender Plan.  The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount.  If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis.  The minimum payment under this plan is $100.  We will make the surrender from each Subaccount and the Fixed Account based on your instructions.  If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year.  (See “SURRENDER CHARGE,” page 47)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders.  You should consult your tax adviser before requesting a partial or systematic partial surrender. (See “FEDERAL TAX STATUS," page 53)

Full Surrender.  You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant’s death and before the Maturity Date.  The Cash Surrender Value will equal the Contract Value less:

•	any applicable surrender charge;
•	any loan balance;
•	any premium taxes payable; and
•	any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract.  (See “SURRENDER CHARGE,” page 47)

Certain federal income tax consequences may apply to a surrender of the Contract.  You should consult your tax adviser before requesting a surrender.  (See "FEDERAL TAX STATUS," page 53)

Restrictions on Distributions from Certain Contracts.  Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans.  Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;
•	earnings on those contributions; and
•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon:

•	the death of the employee;
•	attainment of age 59 1/2;
•	severance from employment;
•	disability; or
•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.  For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

CONTRACT TERMINATION

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

•	you have not paid premiums for at least two years;
•	the Contract Value is less than $2,000; and
•	total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract.  We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required.  This additional premium payment must be for at least the required minimum amount.

CONTRACT LOANS

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year.  You may obtain a loan by submitting Written Notice.  The only security we require is an assignment of the Contract to us.  We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

Amount of Loan Available.  You may borrow up to the lesser of:

•
$50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

•	the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or
•	the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above.  Each loan must be at least $2,500.

Loan Account.  When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account.  The loan account is part of the Fixed Account.  If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account.  Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

Interest Credited on Loaned Amount.  We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3% per year.  We may apply different interest rates to the loan account than the Fixed Account.  Any interest we credit on loaned amounts will remain in the Fixed Account.

Loan Interest Charged.  On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year.  We may establish a lower rate for any period during which the Contract loan is outstanding.  Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

Repayment of Loan. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly.  Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts.  We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently.  Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period.  You are allowed a 31-day grace period from the installment due date.  If a monthly installment is not received within the 31-day grace period, under federal tax law you will be treated as having a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge.  This deemed distribution may be subject to income and penalty tax under the Code.

Loan Balance.  Loan balance means all unpaid Contract loans and loan interest.  We will deduct any outstanding loan balance from the Contract Proceeds.  We will terminate your Contract if your total loan balance exceeds the Cash Surrender Value of the Contract.  We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

ERISA Plans.  If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan.  Any loan under this Contract may also be subject to the rules of the plan it is part of. You are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor regulations governing plan loans.

DEATH BENEFIT BEFORE MATURITY DATE

A death benefit will be paid at the death of either the Annuitant or the Owner of the Contract.  We will determine the amount of and pay the death benefit Proceeds on an individual Contract upon receipt at our Home Office of satisfactory proof of the Owner's or the Annuitant's death before the Maturity Date, plus written direction (from each eligible recipient of death benefit Proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need.  Once a death benefit has been paid, the contract is terminated.  If you are also the Annuitant, the death benefit Proceeds payable will be those payable on the death of the Annuitant.  However, if the contract is issued with an Owner and an Annuitant who is not the same individual, the benefit will be paid at the first death.  If the Owner predeceases the Annuitant, the Cash Surrender Value of the contract will be paid to the Beneficiary.  If the Annuitant predeceases the Owner, the Guaranteed Minimum Death Benefit, as described below, will be paid to the Beneficiary.

Calculation of the Guaranteed Minimum Death Benefit.  The contract provides a Base Guaranteed Minimum Death Benefit Option and also offers two enhanced Guaranteed Minimum Death Benefit options that can be selected at issue for an additional charge.

The two options are:

•	The Annual Ratchet Guaranteed Minimum Death Benefit Option; and
•	The Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Charge will vary for each Guaranteed Minimum Death Benefit Option as described below.  Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability.

Base Guaranteed Minimum Death Benefit Option

Under this option we guarantee that the death benefit will be the greater of:

•	premiums paid, proportionately adjusted for partial surrenders, less any loan balance; or
•	the Contract Value less any loan balance on the date we receive proof of the Annuitant's death.

There is no additional charge for the Base Guaranteed Minimum Death Benefit Option.  This option is available at issue and at any time after.

Annual Ratchet Guaranteed Minimum Death Benefit Option

Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:

•	the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or
•
the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant’s death.  Any partial surrenders and/or loan balance will be deducted from such Contract Value.

We guarantee that the death benefit for ages above 80 equal the greater of:

•	the Contract Value at the time of death; or
•	the death benefit calculated as described above for ages 80 and below plus any additional premiums paid.

If you elect the Annual Ratchet Guaranteed Minimum Death Benefit Option, the Monthly Guaranteed Minimum Death Benefit Charge will equal 0.01665% of Variable Account Value, which equals 0.20% of the Variable Account Value on an annualized basis.  This charge is deducted from the Variable Account Value every Monthly Anniversary Day.  (See “MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE,” page 49)  This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 75 or below.

Enhanced Combination Guaranteed Minimum Death Benefit Option

Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:

•	the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or
•
premiums paid, accumulated annually at 5% interest until the date of the Annuitant’s death, proportionately adjusted for partial surrenders and deducting any loan balance.  We place a maximum on the amount accumulated at 5% interest of two times the total premiums paid, less surrenders and any loan balance; or

•
the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant’s death. Any loan balance will be deducted from and premiums paid since the last Contract Anniversary will be added to such Contract Value and the Contract Value will also be proportionately adjusted for partial surrenders.

We guarantee that the death benefit for ages above 80 equal the greater of:

•	the Contract Value at the time of death; or
•
the value of the Guaranteed Minimum Death Benefit on the Contract Anniversary following the Annuitant’s 80th birthday, calculated as described above, adjusted proportionately for partial surrenders, less any loan balance and plus any premiums paid since the Contract Anniversary following the Annuitant’s 80th birthday.

If you elect the Enhanced Combination Guaranteed Minimum Death Benefit Option, the Monthly Guaranteed Minimum Death Benefit will equal 0.02912% of the Variable Account Value, which equals 0.35% of the Variable Account on an annualized basis.  This charge is deducted from the Variable Account Value every Monthly Anniversary Day.  (See "MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE", page 49)  This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 70 or below.

Adjustment to Guaranteed Minimum Death Benefit Calculation for Partial Surrenders

We will reduce the Guaranteed Minimum Death Benefit calculation by an amount equal to the percentage of the partial surrender as compared to the Contract Value as of the date of the withdrawal.

Changes in Guaranteed Minimum Death Benefit Options

If you have elected the Annual Ratchet or Enhanced Combination Guaranteed Minimum Death Benefit Options, you may change the option at any time to the Base Guaranteed Minimum Death Benefit Option.  The effective date of change will be the Monthly Anniversary Day on or following the date we receive Written Notice of the change.

Death of Annuitant.  If the Annuitant dies before the Maturity Date while the Owner is alive, we will pay the death benefit Proceeds under the Contract to the Beneficiary.

We will pay the Proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elect a payment option.  If the Annuitant is an Owner, we are required to distribute the Proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

Death of Owner.  If an Owner dies before the Maturity Date while the Annuitant is alive, federal tax law requires (for a Non-Qualified Contract) that we distribute the Cash Surrender Value (or if an Owner is the Annuitant, the Proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death.  If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

•	the Proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary’s life expectancy);
•	the distributions begin within one year of the Owner’s death; and
•	the Beneficiary is a natural person, not a legal entity such as a corporation or trust.

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.  In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value; we will increase the Contract Value to equal the death benefit.  We will base this increase on the Contract Value on the date we are notified of the death of the Owner.  If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application.  Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements.  Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

The Maturity Date is the latest date when Proceeds under the Contract are payable.  The Proceeds available on the Maturity Date vary depending upon how you elect to receive the Proceeds:

•	we will apply the Contract Value (less any loan balance and any applicable premium taxes) if you elect to receive the Proceeds under a Life Payment Option; and
•	we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the Proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions.  The latest Maturity Date is the later of:

•	the Contract anniversary following the Annuitant's 85th birthday; or
•	the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70½.  Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

•	we must receive your Written Notice at least 30 days before the current Maturity Date;
•	you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;
•	the requested Maturity Date must be not later than any earlier Maturity Date required by law; and
•	you submit your contract if we require it.

On the Maturity Date, we will apply the Proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the Proceeds under another payment option or in a lump sum. (See "PAYMENT OPTIONS,” page 50)

PAYMENTS

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice.  We must also receive due proof of death to pay a death benefit.  We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or
•	the SEC permits by an order the postponement for the protection of Contract Owners; or
•
the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.  We also reserve the right to defer payment of transfers, partial and full cash surrenders, loans or death benefit Proceeds from the Fixed Account for up to six months.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or Death Proceeds until instructions are received from the appropriate regulator.  We also may be required to provide additional information about you or your account to government regulators.

Legacy Account.  As described below, Kansas City Life will pay death benefit Proceeds through Kansas City Life's Legacy Accounts.  For each claim, which meets the criteria listed below, Kansas City Life will set up an individual checking account or Legacy Account.  Kansas City Life will forward a Legacy Account checkbook to the Owner or Beneficiary.  The individual Legacy Accounts are managed by a third party administrator and the checks are drawn on a bank separate from the Kansas City Life general account.  The Legacy Accounts pay interest and provide check-writing privileges, which are funded by Kansas City Life.  An Owner or Beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account.  Kansas City Life pays interest on death benefit Proceeds from the date of death to the date the Legacy Account is closed, and holds reserves to fund disbursements.  However, the Legacy Accounts are not bank accounts and are not insured, nor guaranteed, by the FDIC or any other government agency.

Kansas City Life will pay death benefit Proceeds through the Legacy Account when:

•	the Proceeds are paid to an individual; and
•	the amount of Proceeds is $5,000 or more; and
•	the treatment is acceptable in the state in which the claim is made.

Any other use of the Legacy Account requires approval of the Company.

MODIFICATIONS

We may modify the Contract, subject to providing notice to you.  We may only make modification if it is necessary to:

•	make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;
•
assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

•	reflect a change in the operation of the Variable Account; or
•	provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required), which will reflect the changes.

REPORTS TO CONTRACT OWNER

We will mail you a report containing key information about the Contract at least annually.  The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation.  We will show the information in the report as of a date no more than two months prior to the date of mailing.  We will send you a report at any other time during the year that you request for a reasonable charge.

TELEPHONE, FACSIMILE ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

•	transfer of Contract Value;
•	change in Premium allocation;
•	change in dollar cost averaging;
•	change in portfolio rebalancing; or
•	Contract loan.

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us.  We may suspend these privileges at any time if we decide that such suspension is in the best interests of Owners.

We accept Written Requests transmitted by facsimile, but reserve the right to require you to send us the original Written Request.

Electronic mail requests that are received at customerservice@kclife.com before 3:00 Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.  If an incomplete request is received, we will notify you as soon as possible by return e-mail.  Your request will be honored as of the Valuation Day when all required information is received.

Requests can also be made by accessing your account on the Internet at www.kclife.com.  Requests and changes received before 3:00 p.m. Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.  Changes will be processed on the applicable Valuation Day.  If any of the fields are left incomplete, the request will not be processed and you will receive an error message.  Your request will be honored as of the Valuation Day when all required information is received.  You will receive a confirmation in the mail of the changes made within 5 days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine.  If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.  The procedures we will follow for facsimile and email communications include, verification of contract number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available.  Any telephone, facsimile, electronic mail system or Internet connection, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons.  These outages may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to our Home Office.

OPTIONAL RIDERS

FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT TERMS

Covered Person means:  the person whose life we use to determine the duration of the Lifetime Income Amount payments.  You should carefully consider who will be the Covered Person under the Five PlusSM Guaranteed Minimum Withdrawal Benefit Rider (the “GMWB Rider”).  Under Qualified Contracts, the Covered Person must be the Owner.  Under Non-Qualified Contracts, the Covered Person must be the Owner, Annuitant, or Beneficiary.  Certain benefits under this Rider depend on the age of the Covered Person and the relationship of the Owner to the Beneficiary.  See “Life Income Amount” and “Death Benefits.”

Designated Subaccounts means:  the Designated Subaccounts to which you can allocate premiums and Contract Value under this rider.

Excess Withdrawal means:  a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount; or a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year after the Lifetime Income Date to exceed the Lifetime Income Amount.

Guaranteed Withdrawal Balance means:  the total amount available for future periodic guaranteed withdrawals.

Guaranteed Withdrawal Amount means:  the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero.

Investment Strategy means:  the Model Allocations and/or Designated Subaccounts to which you must allocate premiums and Contract Value for this Rider to remain in effect.

Model Allocation means:  one of the choices available for allocating your premiums and Contract Value under this rider.

Rider Effective Date means:  the contract anniversary date that the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the “GMWB”) is effective from.

Lifetime Income Amount means:  the amount we guarantee to be available each Contract Year for withdrawal during the life of the Covered Person while this Rider is in effect.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change in a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change in a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Lifetime Income Date means:  the Contract Anniversary on or after the Covered Person reaches age 65, or the Rider Effective Date if the Covered Person is already age 65 or older at the time the Rider is elected.

Withdrawal means:  the amounts partially surrendered as described in the Contract, including any applicable surrender charges.

Settlement Phase occurs:  when total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount; and when the Contract Value reduces to zero; and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero.

Note: Illustrations of how the Guaranteed Minimum Withdrawal Benefit Rider works are provided in Appendix B to this Prospectus.

DESCRIPTION OF THE GMWB RIDER

If you are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money you can withdraw from the Contract, we offer for an additional charge an optional GMWB Rider.  The

GMWB provides alternative guarantees --- which guarantee you receive depends on the amount of the withdrawals you take and the age of the Covered Person.  First, the GMWB guarantees the return of all of the amounts you have invested in the Contract, as long as you limit your withdrawals each Contract Year to the Guaranteed Withdrawal Amount (this guarantee is available both before and after the Lifetime Income Date).  Second, on and after the Lifetime Income Date, as long as you limit your annual withdrawals to the Lifetime Income Amount, the GMWB guarantees you annual payments of that amount for the rest of the Covered Person’s life, no matter how long the Covered Person lives, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.  However, the maximum amount you may be able to withdraw as a Lifetime Income Amount may be less than if you continued to take withdrawals as a Guaranteed Withdrawal Amount.

Example:

Assume that you purchase a Contract with the GMWB when you are 55.  Your initial premium payment is $100,000.  You make annual withdrawals in each of the next ten years equal to the Guaranteed Withdrawal Amount, or $5,000 (5% of the initial premium payment of $100,000).  Assuming 0% net investment experience and no annual bonus amounts credited during each of the ten years, after the 10th Contract Year your Contract Value will be $50,000 and your Guaranteed Withdrawal Balance will be $50,000.  You are the Covered Person under the Contract and are now 65 years old.  You have reached the Lifetime Income Date.  If, in each Contract Year thereafter, you limited your annual withdrawals to the Lifetime Income Amount of $2,500 (5% of $50,000 on the Lifetime Income Date), you would be eligible to receive the Lifetime Income Amount of $2,500 annually for the rest of your life.  However, if you continued to withdraw $5,000 annually, you would be guaranteed to receive back your entire $100,000 initial premium payment because your annual withdrawals did not exceed the Guaranteed Withdrawal Amount.  You would then not be guaranteed to receive the Lifetime Income Amount annually for the rest of your life, because your annual withdrawals exceeded the Lifetime Income Amount of $2,500.

The GMWB does not guarantee Contract Value or the performance of any investment option or model allocation.

IMPORTANT CONSIDERATIONS

•	If your annual withdrawals are greater than the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date), the value of the GMWB Rider may be significantly reduced.
•	You must allocate all premiums and Contract Value to the Investment Strategy (described below) after the Rider Effective Date.
•	You will begin paying the GMWB Rider Charge as of the Rider Effective Date, even if you do not begin taking withdrawals for many years.
•
If the Covered Person dies or is no longer an Owner, Beneficiary, or Annuitant of the Non-Qualified Contract or is no longer an Owner of the Qualified Contract, the Lifetime Income Amount reduces to zero.

•	To receive the full benefit of withdrawals for your lifetime, your Contract Value must be reduced to zero and the Annuitant must be living at that time.
•	You may not make additional premium payments during the Contract’s Settlement Phase.
•
If you choose to not take withdrawals equal to or less than the Guaranteed Withdrawal Amount during each Contract Year, the remaining Guaranteed Withdrawal Amount may not be carried forward to any other Contract Year.

•	The GMWB Rider may not be available in all states, and we may otherwise limit its availability.
•	Once you elect the GMWB Rider, you may not cancel it for 5 years after the rider effective date.
•
If the Covered Person is the Owner and the Owner dies before the Settlement Phase, the Lifetime Income Amount will reduce to zero.  The benefits provided by this Rider will only continue if the Beneficiary is the surviving spouse of the Owner, the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time the death benefit is determined, and the Beneficiary does not take the death benefit under the terms of the Contract.

•	Surrender charges will apply to the withdrawals you take. See “Charges and Deductions.”
•	Inflation may impact the value of the GMWB Rider.
•
The addition of the GMWB Rider to your Contract will not automatically cancel any Systematic Partial Surrender Plan you have established.  Since withdrawals more than your Guaranteed Withdrawal Amount may significantly reduce or eliminate your ability to make withdrawals on and after the Lifetime Income Date, you should consider adjusting your existing Systematic Partial Surrender Plan.

•	Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability.

You should not purchase the GMWB if:

•
you expect to take annual withdrawals in excess of the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date) because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Guaranteed Withdrawal Balance that will provide guaranteed withdrawals;
•	your Contract is a Qualified Contract that has withdrawal restrictions that prevent you from taking withdrawals; or
•	you do not expect to take withdrawals.

In considering whether to purchase the GMWB Rider, you must consider your desire for protection and the cost of the Rider versus the possibility that had you not purchased the GMWB Rider, your Contract Value may have been higher.  You should consult your financial professional to discuss whether the GMWB Rider suits your needs.

WHEN TO TAKE WITHDRAWALS

You should carefully consider when to begin taking withdrawals if you have elected the GMWB.  If you begin taking withdrawals too soon, you may limit the value of the GMWB.  For example, you may not be able to increase your Guaranteed Withdrawal Balance and you may lose the potential for increases though step-ups and bonuses.  If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

PURCHASING THE GMWB RIDER

You may elect the GMWB Rider at the time you purchase a Contract or the Rider may be added to an existing Contract provided:

•	the Rider is available for sale in the state where the Contract is sold;
•	you limit your investment of premiums and Contract Value to the Investment Strategy options we make available with the Rider;
•	the Covered Person has attained age 20 and has not yet attained age 81; and
•	the Contract does not have a loan balance.

We reserve the right to refuse to issue the GMWB Rider at our sole discretion.

GUARANTEED WITHDRAWAL BALANCE

The Guaranteed Withdrawal Balance is used to calculate the Guaranteed Withdrawal Amount and Lifetime Income Amount.  Your Guaranteed Withdrawal Balance is not permitted to exceed $5 million.  The initial Guaranteed Withdrawal Balance is equal to your initial premium, or if the GMWB Rider is added after the Contract Date, the initial Guaranteed Withdrawal Balance is the Contract Value on the Rider Effective Date.  Each time an additional premium is paid, the Guaranteed Withdrawal Balance increases by the amount of the additional premium.  The Guaranteed Withdrawal Balance may also increase as a result of a bonus or step-up (see “Bonus” and “Step-ups” below) and it will decrease as a result of a withdrawal (see “Effect of Withdrawals” below).  The Guaranteed Withdrawal Balance is not a cash value or surrender value, is not available to the Owner, Annuitant or Beneficiary, is not a minimum return for any Subaccount, is not a guarantee of Contract Value, and may not be withdrawn as a lump sum.

GUARANTEED WITHDRAWAL AMOUNT

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero while the GMWB Rider is in effect.  The maximum Guaranteed Withdrawal Amount at any time is $250,000.  The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

LIFETIME INCOME AMOUNT

The Lifetime Income Amount is the amount we guarantee to be available each Contract Year, on and after the Lifetime Income Date, for withdrawal during the life of the Covered Person while the GMWB Rider is in effect.  We determine the initial Lifetime Income Amount on the Lifetime Income Date. The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change on a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change on a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount.  If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals.  If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount (referred to as “Excess Withdrawals”), we will automatically reset the Guaranteed Withdrawal Balance to equal the lesser of:

•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal.

Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount.

The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Guaranteed Withdrawal Amount when you make a withdrawal that is less than or equal to the Guaranteed Withdrawal Amount and total withdrawals during that Contract Year remain below or equal to the Guaranteed Withdrawal Amount.

Effect of Withdrawals on the Lifetime Income Amount.  On or after the Lifetime Income Date, we will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount (also referred to as “Excess Withdrawals”).  The Lifetime Income Amount will be automatically reset to equal the lesser of:

•	the Lifetime Income Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Lifetime Income Amount when you make a withdrawal that is less than or equal to the Lifetime Income Amount and total withdrawals during that Contract Year remain below or equal to the Lifetime Income Amount.  In certain circumstances, however, we will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year.  These involve withdrawals taken as “Required Minimum Distributions” (see “Required Minimum Distributions” below).

Please note if you take any withdrawals before the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount.  Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount (as long as the Guaranteed Withdrawal Balance has not reduced to zero) your Lifetime Income Amount may be reduced if the amount you withdraw exceeds the Lifetime Income Amount.  You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Remember:

•	Excess Withdrawals could reduce your Guaranteed Withdrawal Balance by substantially more than the actual amount of the withdrawal.

•	Excess Withdrawals may significantly reduce or eliminate future Guaranteed Withdrawal Amounts and Lifetime Income Amounts.

BONUS

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the GMWB Rider’s bonus period if you take no withdrawals during that Contract Year.  The bonus period is the first 10 Contract Years after the Rider Effective Date while the Covered Person is less than age 80.  Each time you qualify for a bonus:

If the Guaranteed Withdrawal Balance was not previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by:

•	an amount equal to 5% of total premiums paid (subject to the applicable limits on additional premiums) to the Contract if the Rider is issued on the Contract Date; or
•
an amount equal to 5% of the initial Guaranteed Withdrawal Balance, increased by any premiums paid (subject to the applicable limits on additional premiums) since the Rider Effective Date, if this Rider is added after the Contract Date.

If the Guaranteed Withdrawal Balance was previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by an amount equal to 5% of the sum of the Guaranteed Withdrawal Balance immediately after the latest step-up or reset, and any premiums received since such latest step-up or reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount as follows:

•	The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus; and
•	The Lifetime Income Amount will equal the greater of the Lifetime Income Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and consequently, will increase the rider charges (because such charges are based on a greater Guaranteed Withdrawal Balance).  Further, bonuses may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.  Bonuses do not increase the Contract Value of the Contract.

STEP-UPS

If the Contract Value on any step-up date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase (“step-up”) the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Upon a step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the current monthly rider charge percentage (see “GMWB Rider Charge”).

The Guaranteed Withdrawal Amount will equal the greater of:

•	the Guaranteed Withdrawal Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

The Lifetime Income Amount will equal the greater of:

•	the Lifetime Income Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

We reserve the right to increase the current monthly rider charge percentage up to 0.10%.  If we decide to increase the current monthly rider charge percentage at the time of a step-up, you will receive advance notice and be given the opportunity to decline the automatic step-up (see “GMWB Rider Charge”).

The step-up dates occur only while the GMWB Rider is in effect. The step-up dates occur on each of the 3rd, 6th, and 9th Contract Anniversaries after the Rider Effective Date.  After the 9th Contract Anniversary, the step-up dates occur on each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you decline an automatic step-up, you will have the option to elect to step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent step-up dates. If you decide to step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic step-ups.

Please note that the automatic step-up may be of limited benefit if you intend to make premium payments that would cause your Contract Value to approach $5 million, since the Guaranteed Withdrawal Balance is not permitted to exceed $5 million.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

ADDITIONAL PREMIUMS

We will increase the total Guaranteed Withdrawal Balance by the amount of each additional premium we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount:

In the case of the Guaranteed Withdrawal Amount, to equal the greater of the:

•	Guaranteed Withdrawal Amount immediately prior to the premium; or
•	the lesser of :
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
•	the Guaranteed Withdrawal Amount immediately prior to the premium plus an amount equal to 5% of the premium.

In the case of the Lifetime Income Amount, to equal the greater of the:

•	Lifetime Income Amount immediately prior to the premium; or
•	the lesser of:
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
•	the Lifetime Income Amount immediately prior to the premium plus an amount equal to 5% of the premium.

We do not permit additional premiums during a Contract’s “settlement phase,” as described below.

Premium limits on Non-Qualified Contracts.   If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to pay premiums.  On or after the first contract anniversary following the Rider Effective Date, we will not accept any additional premium without our prior approval that either:

•	exceeds $100,000; or
•	causes the total of all additional premiums paid since the first contract anniversary following the Rider Effective Date to exceed $100,000.

For Non-Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary following the Rider Effective Date.

Premium limits on Qualified Contracts. If we issue your Contract in connection with a tax-qualified retirement plan, including an IRA, we also impose additional limits on your ability to make premium payments:

•
after the first contract anniversary after the Covered Person reaches age 65 without our prior approval, we will not accept additional premium payments that exceed $100,000 or cause the total premiums paid after the first Contract Anniversary following the Rider Effective Date to exceed $100,000; and

•	we will not accept any premium after the Covered Person becomes age 81.

For Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract Anniversary after the Covered Person reaches age 65.

You should consult with a qualified tax adviser prior to electing the GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Please note that the premium limitations discussed in this section are in addition to the premium limitations discussed under “Purchasing a Contract” earlier in the Prospectus.

INVESTMENT STRATEGY

The Investment Strategy includes several Model Allocations, each based on different profiles of an investor’s willingness to accept investment risk, and Designated Subaccounts.  You must choose one of these available Model Allocations or Designated Subaccounts and your initial premium payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Strategy according to the investment option you select.  Subsequent premium payments will also be allocated accordingly.  Contract Value will be rebalanced quarterly to maintain the current allocations.  Investment in an Investment Strategy is intended to minimize the risk that your Contract Value will be reduced to zero because of guaranteed withdrawals before the Annuitant’s death, thereby requiring Kansas City Life to make payments to you during the settlement phase.

While the GMWB Rider is in effect, you must invest 100% of your premium payments and Contract Value at all times in a manner consistent with any one of the Model Allocations or Designated Subaccounts currently offered in the Investment Strategy (please note that solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Prime Money Fund II Subaccount to be a Designated Subaccount.  See “Available Model Allocations and Designated Subaccounts” below).

Unless you request otherwise, withdrawals will be taken in proportion to the Contract Value in the Subaccounts; you may specify the Subaccounts from which a withdrawal is to be made.

You should consult with your financial professional to assist you in determining which Model Allocation or Designated Subaccount available with the GMWB Rider is best suited for your financial needs and risk tolerance.

AVAILABLE MODEL ALLOCATIONS AND DESIGNATED SUBACCOUNTS

You must allocate your entire Contract Value to one of the available Investment Strategy options shown below (however, solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Prime Money Fund II Subaccount to be a Designated Subaccount).  Under our Dollar Cost Averaging Plan, you may elect to allocate your premiums and Contract Value over time to one of the available Model Allocations or Designated Subaccounts.  If you elect the Dollar Cost Averaging Plan and you have elected the GMWB Rider, transfers will occur on a monthly basis for a period you choose, ranging from 3 to 12 months.  Your entire Contract Value will be rebalanced to your selected Investment Strategy option on a quarterly basis.  In addition, you may not make transfers between the Subaccounts and the Fixed Account other than to transfer 100% of your Contract Value to another Investment Strategy option.

We offer 5 Model Allocations, each comprised of a carefully selected combination of investment options, and 4 Designated Subaccounts.  You need to determine which Model Allocation or Designated Subaccount is best for you.  You should consult with your financial adviser on this decision.  Your financial adviser can help you determine which Investment Strategy option is best suited to your financial needs, investment time horizon, and willingness to accept investment risk.  You should periodically review these factors with your financial adviser to determine if you should change the Investment Strategy option to keep up with changes in your personal circumstances.  Your financial adviser can assist you in completing the proper forms to make a change to a different Investment Strategy option.  Kansas City Life bears no responsibility for your decision to select or change your Investment Strategy option.

The available Model Allocations are:

Moderate Aggressive
Allocation	Subaccount
14%	American Century VP Value Fund
14%	MFS Research Bond Series (Service Class)
12%	Dreyfus Stock Index Fund
11%	American Century VP International Fund
8%	Templeton Foreign Securities Fund (Class 2)
7%	American Century VP Inflation Protection Fund (Class II)
7%	JPMorgan Mid Cap Value Portfolio
7%	JPMorgan Small Company Portfolio
6%	Seligman Capital Portfolio (Class 2)
4%	Fidelity VIP Contrafund Portfolio
4%	Franklin Global Real Estate Fund (Class 2)
3%	American Century VP Ultra® Fund
3%	Templeton Developing Markets Securities Fund (Class 2)

Moderate
Allocation	Subaccount
17%	MFS Research Bond Series (Service Class)
13%	American Century VP Value Fund
12%	Dreyfus Stock Index Fund
10%	American Century VP Inflation Protection Fund (Class II)
8%	American Century VP International Fund
8%	MFS Strategic Income Series (Service Class)
7%	Templeton Foreign Securities Fund (Class 2)
5%	JPMorgan Mid Cap Value Portfolio
4%	Fidelity VIP Contrafund Portfolio
4%	Seligman Capital Portfolio (Class 2)
3%	Federated Prime Money Fund II
3%	Franklin Global Real Estate Fund (Class 2)
3%	JPMorgan Small Company Portfolio
3%	Templeton Developing Markets Securities (Class 2)

Moderate Conservative
Allocation	Subaccount
23%	MFS Research Bond Series (Service Class)
14%	MFS Strategic Income Series (Service Class)
13%	American Century VP Inflation Protection Fund (Class II)
13%	American Century VP Value Fund
8%	Dreyfus Stock Index Fund
7%	American Century VP International Fund
6%	Federated Prime Money Fund II
5%	Templeton Foreign Securities Fund (Class 2)
4%	Fidelity VIP Contrafund Portfolio
4%	Seligman Capital Portfolio (Class 2)
3%	JPMorgan Mid Cap Value Portfolio

Conservative
Allocation	Subaccount
33%	MFS Research Bond Series (Service Class)
21%	MFS Strategic Income Series (Service Class)
17%	American Century VP Inflation Protection Fund (Class II)
9%	American Century VP Value Fund
9%	Federated Prime Money Fund II
5%	American Century VP International Fund
3%	Dreyfus Stock Index Fund
3%	Fidelity VIP Contrafund Portfolio

Indexed Strategy
Allocation	Subaccount
65%	Dreyfus Stock Index Fund
35%	MFS Research Bond Series (Service Class)

You may allocate your premiums and Contract Value among any of the Designated Subaccounts.  Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%.  The available Designated Subaccounts are:

•	Fidelity VIP Freedom 2010 Portfolio (Service Class 2)
•	Fidelity VIP Freedom 2015 Portfolio (Service Class 2)
•	Fidelity VIP Freedom 2020 Portfolio (Service Class 2)
•	Fidelity VIP Freedom Income Portfolio (Service Class 2)

Sunset Financial Services, Inc. (“Sunset”), an affiliate of Kansas City Life Insurance Company, will serve as your investment adviser solely for purposes of developing and updating the Model Allocations.  If you select a Designated Subaccount instead of a Model Allocation, you will not have an investment advisory relationship with us or Sunset.  For more information on Sunset’s role as investment adviser in connection with the Model Allocations, please see Part II of Sunset’s Form ADV (the investment adviser registration form), which will be provided to you if you select a Model Allocation and at any time upon your request.

On a periodic basis or when Sunset believes appropriate, the Model Allocations are evaluated and the Model Allocations are updated, as discussed below.  In developing and periodically updating the Model Allocations, we currently rely on the recommendations of an independent third-party analytical firm.  We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

Each of the Model Allocations is evaluated periodically to assess whether the combination of Investment Options within each Model Allocation should be changed.  As a result of the periodic analysis, the percentage allocations in each Model Allocation may change, and Subaccounts may be added to or substituted in a Model Allocation (including Subaccounts not currently available), or Subaccounts may be deleted from a Model Allocation.  We also periodically evaluate the Designated Subaccounts, and may add, remove, or substitute the Designated Subaccounts within the Investment Strategy.

We will notify you at least 30 days in advance of any substitution, removal, or change to a Model Allocation or Designated Subaccount that you selected.  You should carefully review these notices.  If you wish to accept the changes in your selected Investment Strategy option, you will not need to take any action, as your Contract Value and any subsequent premium payments will be reallocated in accordance with the updated Investment Strategy option accordingly.  If you do not wish to accept the changes to your selected Investment Strategy option, you can change to a different Investment Strategy option or terminate the GMWB Rider.

No Model Allocation is a fund-of-funds. For more information regarding each Fund that we permit you to invest in through an Investment Strategy option, including information relating to that Fund’s investment objectives, policies and restrictions, and the risks of investing in that Fund, please see the “Kansas City Life, the Variable

Account and the Funds” section of this Prospectus as well as the Fund’s prospectus.  You can obtain a Prospectus containing more complete information on each of the Funds, by contacting Variable Administration at 1-800-616-3670.  You should read the Fund’s prospectus carefully before investing.

We will waive the restrictions defined in “Transfer Restrictions” if the applicable transfer is required under the terms of the GMWB Rider.

A Model Allocation or a Designated Subaccount may not perform as intended.  Although the Model Allocations are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Model Allocations are based, which could cause the Model Allocations to be ineffective or less effective in reducing volatility.  Investment performance of your Contract Value could be better or worse than expected.  A Model Allocation may perform better or worse than any single Subaccount or asset class or other combinations of Investment Options or asset classes.  One purpose of requiring you to invest in accordance with the Investment Strategy is to limit Kansas City Life’s exposure under the GMWB Rider.  This is done by ensuring that your Contract Value is diversified and not concentrated in the riskiest Subaccounts.  You should not purchase the GMWB Rider if you wish to allocate your Contract Value in a non-diversified or highly aggressive manner.   Model Allocation performance is dependent upon the performance of the component Subaccounts.  The timing of your investment and the frequency of automatic rebalancing may affect performance.  Your Contract Value will fluctuate, and when redeemed, may be worth more of less than the original cost.

Sunset may be subject to competing interests that have the potential to influence its decision making with regard to the Model Allocations (such competing interests also may be present when Kansas City Life selects the Designated Subaccounts that are available in the Investment Strategy).  For example, Kansas City Life may receive greater compensation in connection with investments in certain Subaccounts than other Subaccounts, thereby providing Sunset with incentive to use the Subaccount with the higher compensation as part of a Model Allocation.  All Model Allocations are analyzed by an independent third party analytical firm.  We do not dictate to the third party analytical firm the number of Subaccounts in a Model Allocation, the percent that any Subaccount represents in a Model Allocation, or which Subaccounts may be selected (other than to require the exclusion of any Subaccount that is expected to be liquidated, merged into another Subaccount, or otherwise closed).  We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Model Allocations (as described above) reduces the potential for us to be influenced by these competing interests, but there can be no assurance of this.

The Subaccounts and the Funds in which they invest will need to issue new accumulation units or shares, or redeem their accumulation units or shares, as a result of the periodic updating of the Model Allocations.  Therefore, a Fund may need to buy securities with the money it receives from shares issued or sell securities to raise cash to pay redemption proceeds, thereby incurring transaction costs and possibly disrupting the management of the Fund.  This may adversely affect the performance of the Funds and the Model Allocations.

If you elect to purchase the GMWB Rider you may invest your Contract Value only in the Investment Strategy options we make available with this benefit.

REQUIRED MINIMUM DISTRIBUTIONS

For purposes of the GMWB Rider, withdrawals considered Required Minimum Distributions are distributions within a calendar year that are intended to be paid to you as required by Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c) of the Internal Revenue Code.

Under our Required Minimum Distributions program, each withdrawal will be in an amount that we determine to be your Required Minimum Distribution under your Contract, considering only that Contract.  Our calculation will be based on information that you provide and our understanding of the Code.  We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

You should discuss these matters with your tax adviser prior to electing the GMWB Rider.

Each withdrawal under our Required Minimum Distributions program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Required Minimum Distributions program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

We will not make any further withdrawals under our Required Minimum Distributions program if both the Contract Value and the Guaranteed Withdrawal Balance reduce to zero. We will make distributions as part of the Contract’s “settlement phase,” however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Required Minimum Distributions provide minimum lifetime distributions as described or as required under certain sections of the Code.  Withdrawals under our Required Minimum Distributions program will not be treated as excess withdrawals and will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.

SETTLEMENT PHASE

We automatically make settlement payments during the GMWB Rider’s settlement phase. The settlement phase begins if total withdrawals during the Contract Year:

•	are equal to or less than the Guaranteed Withdrawal Amount; and
•	the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero.

During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional riders, terminate. We will not accept additional premiums and we will not deduct any charge for the GMWB Rider during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

•
You may choose an amount that is equal to, or no greater than, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.  Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see “Effect of Withdrawals”).

•
You may choose to continue to receive distribution payments under the Required Minimum Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see “Required Minimum Distributions”). After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.

•
We will make annual settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase.

•
After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see “Effect of Withdrawals”). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Required Minimum Distribution program.

Any withdrawal you make under the GMWB Rider before the settlement phase is a withdrawal from your Contract Value. We are only required to start using our own money to make payments when the GMWB Rider settlement phase begins.

Withdrawals under the GMWB Rider are not annuity payouts.  Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

DEATH BENEFITS

Death benefits before the settlement phase

If you die while the GMWB Rider is in effect but before the settlement phase, the GMWB Rider generally will terminate.  This means Kansas City Life will make no more payments under this Rider.

However, if (i) you die while the GMWB Rider is in effect but before the settlement phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

If:	Then the GMWB Rider:
the Covered Person is no longer alive
• Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the settlement phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB Rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB Rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)
• Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first anniversary after the Covered Person has reached age 65.
• Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero.  We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the settlement phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB Rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB Rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions.  Consult a tax adviser.

Death benefit during the settlement phase

If the Covered Person dies during the settlement phase, no death benefit under the Contract will be payable.  The only death benefit we provide are the remaining settlement payments that may become due under the GMWB Rider.  Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person.

TERMINATION

You may not terminate the GMWB Rider for five years from the Rider Effective Date. The GMWB Rider will terminate automatically upon the earliest of:
•	the date the Contract terminates for any reason; or

•	the date this Rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

GMWB RIDER CHARGE

We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB Rider.  The GMWB Rider charge is equal to 0.05% multiplied by the Guaranteed Withdrawal Balance.  We deduct the Rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value.  We do not deduct the Rider charge during the GMWB Rider’s settlement phase.

We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up.  However, the current monthly rider charge percentage will never exceed 0.10%.

The addition of the GMWB Rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits.  Furthermore, the GMWB Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Payment Options described in the Prospectus.  You should carefully consider each of these factors before deciding if the GMWB Rider is suitable for your needs, especially at older ages.

FEDERAL TAX ISSUES

The application of certain tax rules to the GMWB Rider, particularly those rules relating to distributions from your Contract, are not entirely clear.  In this regard, we intend to treat any amounts received by you under the GMWB Rider during the settlement phase as annuity payments for tax purposes.  However, we intend to treat the payments made to you prior to the settlement phase or to our establishing an annuity date, as withdrawals for tax purposes.  See “Federal Tax Status” in the Prospectus.  In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB Rider.

The value of the GMWB Rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts.  Consult a tax adviser.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account.  You may also make transfers from the Fixed Account, but restrictions may apply.  (See “TRANSFERS FROM FIXED ACCOUNT,” page 47)  The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year.  We guarantee that this rate will be at least 3%.  We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations.  Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount.  All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940.  The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account.  Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate.  We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so.  Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates.  We will determine current rates at our discretion.  You assume the risk that the interest we credit may not exceed the guaranteed rate.  Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account.  We may change the interest rate credited to allocations from premiums or new transfers at any time.  We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method.  We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%.  We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

Fixed Account Value is equal to:

•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account.  During the first eight Contract Years, the amount transferred from the Fixed Account may not exceed the greatest of:  25% of the unloaned Fixed Account value in the Fixed Account on the date of transfer (unless the balance after the transfer is less than $250 in which case we will transfer the entire amount); the amount transferred out of the Fixed Account in the prior Contract Year, or $2,000 (or the unloaned Fixed Account Value, if less).  Beginning in the 9th Contract Year, there is no limitation on the amount transferred from the Fixed Account.

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer.  If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation.  Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.
CHARGES AND DEDUCTIONS

SURRENDER CHARGE

General.  We do not deduct a charge for sales expense from premiums at the time you pay them.  However, we may deduct a surrender charge when a Premium is withdrawn upon a surrender or partial surrender or if you elect a Non-Life Payment Option during the first eight years following the payment of that Premium.  The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts.  If the surrender charges are not enough to cover sales expenses, we will bear the loss.  If the amount of such charges proves more than enough, we will keep the excess.  We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts.  We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.

Charge for Partial Surrender or Surrender.  If you take a partial or full surrender of the Contract or elect a Non-Life Payment Option, the applicable surrender charge applicable to each Premium withdrawn or annuitized will be as follows:

During Premium Year*
Year	1	2	3	4	5	6	7	8	9+
Percentage	8%	8%	7%	6%	5%	4%	3%	2%	0%

*Premium Year refers to the 12-month period following the date we credit a particular premium to your Contract.  After eight years following the date we credit a particular premium, there will be no surrender charge applicable to that premium payment.

The total surrender charge applicable will be the sum of the surrender charges applicable to each premium.  To determine the surrender charge we first assume that your surrender or Non-Life Payment Option election is from amounts (other than earnings) that can be withdrawn without a surrender charge, then from other amounts (other than earnings) and then from earnings, each on a “first-in-first-out” (oldest money first) basis.  Once we have calculated the total surrender charge amount we actually withdraw it from the Fixed Account and Subaccount in the same proportion that the withdrawal is being made.  In calculating the surrender charge, we do not include earnings, although the actual withdrawal to pay the surrender charge may come from earnings.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value.  For a partial surrender, we will deduct the surrender charge from the amount surrendered or from the Contract Value remaining after the amount requested is surrendered, according to your instructions.

Amounts Not Subject to Surrender Charge.  Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value.  We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value.  We will assess the applicable surrender charge on any amounts surrendered in excess of 10% and any additional surrenders, which occur after the first partial surrender in a Contract Year.  The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year.  If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the premium is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (See “SYSTEMATIC PARTIAL SURRENDER PLAN,” page 27), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year.  You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge.  (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.)  In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election.  In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year.  We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year.  Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount.  Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value.  Eight years after the final premium payment, when the surrender charge reaches zero, we will no longer apply a surrender charge, unless additional premium payments are received.

If you elect a Life Payment Option, we will not apply a surrender charge.

Nursing Home Waiver.  If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges.  In order to be eligible for this waiver:

•	we must receive satisfactory proof that you are admitted to a licensed nursing home;
•	the Contract Value must be paid out in equal amounts over at least a three-year period; and
•	you must be confined for at least 90 days before we will waive the surrender charges.

This waiver may not be available in all states.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free.  We will assess a transfer-processing fee of $25 for each additional transfer during such Contract Year.  For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer.  We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

ADMINISTRATIVE CHARGES

Annual Administration Fee.  At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value.  The purpose of this fee is to reimburse us for administrative expenses relating to the Contract.  We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year.  We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value.  This fee does not apply after the Maturity Date.

Asset-Based Administration Charge.  We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.  The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account.  This charge does not apply after the Maturity Date.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account.  This charge will be equal to an annual rate of 1.25%.  This translates to a daily rate of 0.0034247%.  The purpose of this charge is to compensate us for assuming mortality and expense risks.  This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract.  Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received.  The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date.  The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer-processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss.  If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE

If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge.  The amount of this charge varies depending on the Guaranteed Minimum Death Benefit option you have elected, as follows:

•	Base Guaranteed Minimum Death Benefit Option: no additional charge.
•
Annual Ratchet Guaranteed Minimum Death Benefit Option: A Monthly charge of 0.01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date.  This charge equals .20% of the Variable Account Value on an annualized basis.

•
Enhanced Combination Guaranteed Minimum Death Benefit Option:  A monthly charge of 0.02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date.  This charge equals 0.35% of Variable Account Value on an annualized basis.

It is possible that the Internal Revenue Service may take a position that death benefit option charges are deemed to be taxable distributions to you.  Although we do not believe that a death benefit option charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting such a death benefit option under the Contract.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies.  Premium tax rates may change from time to time by legislative and other governmental action.  In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract Proceeds to a payment option or a lump sum payment.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity.  We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses.  We will make any reductions in accordance with our rules in effect at the time of the application.  The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

•	nature of the association and its organizational framework;
•	method by which sales will be made to the members of the class;
•	facility with which premiums will be collected from the associated individuals;
•	association’s capabilities with respect to administrative tasks;
•	anticipated persistency of the Contract;
•	size of the class of associated individuals;
•	number of years the association has been in existence; and
•	any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

OTHER TAXES

We do not currently assess a charge against the Variable Account for federal income taxes.  We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us.  We may also deduct charges for other taxes attributable to the Variable Account.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

The funds deduct investment advisory fees and other expenses.  The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests.  This means that these charges are deducted before we calculate Subaccount Values.  These charges are not directly deducted from your Contract Value.  See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract.  Payment options are available for use with various types of Proceeds, such as surrender, death or maturity.  We summarize these payment options below.  All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the Proceeds to the payee under the payment option selected.  The amount we apply to the payment option will vary depending upon which payment option you select.  If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option.  If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value.  If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract Proceeds under a payment option prior to the Maturity Date.  If you elect a Life Payment Option, we will apply the full Contract Value.  If you elect a Non-Life Payment Option or a lump sum payment, we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.

We will deduct any premium tax applicable from Proceeds at the time payments start.  In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below.  The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living.  If the payee is not the Owner, we must provide our consent for the election of a payment option.  If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.

An election of a payment option and any revocation or change must be made by Written Notice.  Proceeds of at least $2,000 are required for all payment options.  You may not elect an option if any periodic payment under the election would be less than $50.  We may make payments less frequently so that each payment is at least $50.  Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

Option 1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may pay additional interest annually.  The Proceeds and any unpaid interest may be withdrawn in full at any time.

Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may pay additional interest.  The present value of any unpaid installments may be withdrawn at any time.

Option 3: Installments for a Specified Period. We will pay the Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may also pay additional interest.  The present value of any unpaid installments may be withdrawn at any time.

Option 4: Life Income. We will pay an income during the payee's lifetime.  A minimum guaranteed payment period may be chosen.  Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.

Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living.  A minimum guaranteed payment period of ten years may be chosen.

Choice of Options: You may choose an option by Written Notice during the Annuitant’s lifetime.  If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.

Options 1 to 3 may not satisfy the minimum required distribution requirements for a Qualified Contract.  Consult a tax adviser.  If you elect options 2 or 3 and withdraw the unpaid installments, our obligations under the payment option will end.

YIELDS AND TOTAL RETURNS

YIELDS

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts.  These figures are based on historical earnings and do not indicate or project future performance.  Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations.  More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds.  The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period.  The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.  The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period.  The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

Standard Subaccount Average Annual Total Return. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations.  When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided.  Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.  This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

Adjusted Historic Portfolio Average Annual Total Returns. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements.  For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.  Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge.  In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods.  For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

FEDERAL TAX STATUS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice.  Each person concerned should consult a competent tax adviser.  No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes.  If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract.  If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

Non-Natural Person.  If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases of the Contract Value.  There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals.  When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time.  In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  You should consult a tax adviser with regard to exceptions from the penalty tax.  A similar penalty tax, and additional exceptions, may apply to Qualified Contracts.

Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Death Benefit Options.  It is possible that the Internal Revenue Service may take a position that death benefit option charges are deemed to be taxable distributions to you.  Although we do not believe that a death benefit option charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting such a death benefit option under the Contract.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of your death or the death of the Annuitant.  Generally, such amounts are includible in the income of the recipient as follows:  (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract.  A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein.  An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

Withholding.  Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts.  All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Further Information.  We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption.  Further details can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of any non-deductible premiums paid by or on behalf of any individual.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions in 2008 of up to the lesser of $5,000 (or $6,000 if you are age 50 or over) or the amount of compensation includible in the individual’s gross income.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided in 2008 by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 (or $13,000 if you are age 50 or over).  The sponsoring employer is required to make matching or non-elective contributions on behalf of employees.  Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.  Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply.  The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan; the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.  The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.  The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan.  Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.  For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.  The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.  The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b).  Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.

Other Tax Issues.  Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions.  You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability.  The withholding rate varies according to the type of distribution and the Owner’s tax status.  The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable “eligible rollover distributions” from section 401(a) plans and Section 403(b) annuities are subject to a mandatory federal income tax withholding of 20%.  For this purpose, an eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, to an employee (or employee’s spouse or former spouse as Beneficiary or alternate payee), distributions in a specified annuity form, or hardships distributions.  The 20% withholding does not apply, however, if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, 403(b) plan, IRS or government 457 plan that agrees to separately account for rollover contributions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Contract.  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive.  We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.  Consult an estate-planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.

Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with our affiliate, Sunset Financial Services, Inc. (“Sunset Financial”), for the distribution and sale of the Contracts.  Sunset Financial sells the Contracts through its sales representatives.  Sunset Financial also may enter into selling agreements with other broker-dealers that in turn may sell the Contracts through their sales representatives.

American Century® Variable Portfolios II, Inc., Fidelity® Variable Insurance Products Contrafund® Portfolio, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, and Seligman Portfolios, Inc. each have adopted a Distribution Plan in connection with its 12b-1 shares, and each, under its respective agreement with Sunset Financial, currently pays Sunset Financial fees in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under such agreements.  All or some of these payments may be passed on to selling firms that have entered into a selling agreement with Sunset Financial.  The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets.  Under the Distribution Plan, fees ranging up to 25% of Variable Account assets invested in the Funds are paid to Sunset Financial for its distribution-related services and expenses under such agreement.

We pay commissions to Sunset Financial for the sale of the Contracts by its sales representatives as well as selling firms.  Sunset Financial will receive commissions of up to 5.75% of premiums paid.  In addition, we may pay an asset-based commission of an amount up to 0.90%.  Additional amounts may be paid in certain circumstances.  Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.  Sunset Financial does not retain any override as principal underwriter for the Contracts.  However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses:  sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts.  We also pay for Sunset Financial’s operating and other expenses.

Sunset Financial sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers.  These programs include conferences, seminars, meals, entertainment, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements.  Sales of the Contracts may help sales representatives and their managers qualify for such benefits.  Because they are also appointed insurance agents of Kansas City Life, Sunset Financial sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Other selling broker-dealers may share commissions and additional amounts received for sales of the Contracts with their sales representatives in accordance with their programs for compensating sales representatives.  These programs may also include other types of cash and non-cash compensation and other benefits.  Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Commissions and other incentives or payment described above are not charged directly to Owners or the Variable Account.  We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

LEGAL PROCEEDINGS

The life insurance industry, including the Company, has been subject to an increase in litigation in recent years.  Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company’s business, results of operations or financial position.

COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed.  Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday.  We will recognize holidays that fall on a Sunday on the following Monday.

CHANGE OF ADDRESS NOTIFICATION

To protect you from fraud and theft, Kansas City Life may verify any changes you request by sending a confirmation of the change to both your old and new addresses.  Kansas City Life may also call you to verify the change of address.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in the Statement of Additional Information:

•	consolidated balance sheet as of December 31, 2007 and 2006; and
•	related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2007.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

•	statement of net assets as of December 31, 2007; and
•
related statement of operations for the year ended December 31, 2007, statements of changes in net assets for each of the years in the two-year period ended December 31, 2007, and financial highlights for each of the years in the five-year period ended December 31, 2007.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account.  You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts.  You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

APPENDIX A - CONDENSED FINANCIAL INFORMATION

The unit values (in dollars) and the number of accumulation units for each Subaccount for the periods shown are as follows:

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05	12-31-04	12-31-04	1-1-04
AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I Shares)	284,300	5.83	5.27	354,234	5.28	5.06	405,102	4.96	4.70	445,418	4.74	4.43
V.I. Core Equity Fund (Series I Shares)	244,534	8.02	7.52	218,697	7.52	6.73	208,170	6.61	6.28	269,776	6.35	6.07
V.I. Technology Fund (Series I Shares)	427,420	2.95	2.79	409,396	2.77	2.60	362,068	2.55	2.50	395,445	2.53	2.44
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	347,993	20.82	14.45	370,692	14.48	12.82	336,991	12.53	10.25	367,882	10.40	9.78
VP Income & Growth Fund	391,267	8.38	8.46	427,071	8.50	7.49	489,495	7.36	7.06	393,185	7.13	6.39
VP International Fund	438,043	25.49	22.09	405,253	21.89	18.34	395,745	17.75	15.90	444,884	15.90	14.20
VP Mid Cap Value Fund	17,114	10.65	11.07	5,668	11.05	NA	NA	NA	NA	NA	NA	NA
VP Ultra Fund	167,063	14.38	12.06	129,797	12.05	12.78	172,910	12.63	12.40	121,995	12.53	11.46
VP Value Fund	1,060,538	10.70	11.47	966,387	11.44	9.89	923,129	9.78	9.35	717,567	9.44	8.35
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund (Class II)	171,412	11.38	10.57	119,508	10.54	10.54	123,617	10.51	10.49	96,325	10.50	10.02
Calamos Advisors Trust
Growth and Income Portfolio	1,570,694	18.78	17.51	1,782,879	17.50	16.44	1,891,453	16.21	15.16	1,899,592	15.34	14.01
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	558,844	17.21	16.24	688,824	16.30	14.43	802,286	14.18	13.69	901,300	13.78	13.28
Developing Leaders Portfolio - Initial Shares	698,757	14.64	16.71	885,851	16.70	16.57	1,049,610	16.31	15.39	1,198,446	15.64	14.30

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05	12-31-04	12-31-04	1-1-04
Dreyfus Stock Index Fund, Inc. - Initial Shares	1,363,084	17.31	16.66	1,465,519	16.68	14.88	1,725,607	14.64	14.07	1,974,714	14.19	12.96
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	41,502	28.62	26.93	46,520	26.93	25.34	57,372	25.00	24.30	74,179	24.47	23.32
Federated Insurance Series
American Leaders Fund II	434,263	21.60	24.21	515,719	24.24	21.31	601,412	21.04	20.14	667,076	20.32	18.74
High Income Bond Fund II	394,671	17.54	17.22	403,123	17.20	15.76	434,429	15.74	15.59	472,100	15.55	14.29
Prime Money Fund II	678,008	13.14	12.72	539,416	12.71	12.34	404,843	12.33	12.18	496,302	12.18	12.25
Fidelity Variable Insurance Products Contrafund Portfolio
VIP Contrafund Portfolio (Service Class 2)	145,674	11.06	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
Fidelity Variable Insurance Products
VIP Freedom Income Portfolio (Service Class 2)	6,242	10.21	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2010 Portfolio (Service Class 2)	16,107	10.27	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2015 Portfolio (Service Class 2)	77,469	10.29	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2020 Portfolio (Service Class 2)	130,319	10.31	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2025 Portfolio (Service Class 2)	15,154	10.32	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2030 Portfolio (Service Class 2)	33,774	10.33	NA	NA	NA	NA	NA	NA	NA	NA	NA	NA

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05	12-31-04	12-31-04	1-1-04
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Fund (Class 2) (formerly Franklin Global Real Estate Securities Fund (Class 2))	333,630	20.66	26.24	397,715	26.47	22.65	394,371	22.26	19.70	353,300	19.89	15.27
Franklin Small-Mid Cap Growth Securities Fund (Class 2)	201,841	8.26	7.50	216,342	7.53	7.10	265,586	7.02	6.70	333,913	6.80	6.20
Templeton Developing Markets Securities Fund (Class 2)	322,369	27.74	21.87	297,525	21.85	17.66	181,143	17.29	13.76	80,233	13.76	11.43
Templeton Foreign Securities Fund (Class 2)	253,681	31.70	28.02	236,126	27.85	23.77	219,019	23.25	21.35	171,203	21.40	18.43
J.P. Morgan Series Trust II
Mid Cap Value Portfolio	378,020	17.96	17.80	340,536	17.78	15.59	295,372	15.43	14.12	147,837	14.33	11.97
Small Company Portfolio	252,929	18.80	20.20	249,380	20.21	18.12	212,810	17.81	17.14	160,995	17.47	13.93
U.S. Large Cap Core Equity Portfolio	166,788	16.41	16.38	152,395	16.38	14.44	150,482	14.24	14.14	165,669	14.25	13.20

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05	12-31-04	12-31-04	1-1-04
MFS Variable Insurance Trust
Growth Series (Service Class) (formerly MFS Emerging Growth Series)	622,108	22.67	19.00	751,510	18.98	18.14	831,420	17.83	16.39	988,598	16.56	14.86
Research Series (Service Class)	605,553	21.96	19.65	664,418	19.68	18.39	719,591	18.06	16.84	792,429	16.99	14.84
Research Bond Series (Service Class)	371,585	16.94	16.53	297,134	16.49	16.10	355,468	16.07	16.06	384,096	16.05	15.30
Total Return Series (Service Class)	630,832	24.49	23.83	697,504	23.83	21.84	805,800	21.59	21.16	803,008	21.29	19.36
Strategic Income Series (Service Class)	131,003	14.85	14.57	103,628	14.53	13.85	103,335	13.81	13.75	95,926	13.75	12.92
Utilities Series (Service Class)	795,664	46.73	36.95	834,067	37.05	29.22	860,443	28.62	24.63	836,120	24.84	19.43
Seligman Portfolios, Inc.
Capital Portfolio (Class 2)	450,130	8.09	7.03	490,300	7.06	6.86	544,028	6.76	6.03	611,798	6.11	5.71
Communications and Information Portfolio (Class 2)	578,384	8.93	7.88	596,741	7.87	6.63	545,886	6.54	6.10	560,217	6.16	5.63
Smaller-Cap Value Portfolio (Class 2)	155,264	17.91	17.42	151,243	17.47	14.82	165,606	14.64	15.21	141,347	15.48	13.20

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-03	12-31-03	1-1-03	12-31-02	12-31-02	1-1-02	12-31-01	12-31-01	5-1-01
AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I Shares)	419,298	4.44	3.40	371,251	3.28	4.94	394,589	4.90	6.17
V.I. Core Equity Fund (Series I Shares)	311,742	6.09	5.10	299,481	4.94	7.18	235,650	7.18	4.36
V.I. Technology Fund (Series I Shares)	341,981	2.45	1.69	318,425	1.63	3.02	253,770	3.01	3.93
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	390,728	9.80	8.49	407,005	8.26	10.50	438,956	10.63	13.53
VP Income & Growth Fund	386,192	6.40	5.18	387,036	5.02	6.34	488,090	6.32	7.26
VP International Fund	504,718	14.03	11.60	554,851	11.43	14.57	610,610	14.55	13.76
VP Mid Cap Value Fund	NA	NA	NA	NA	NA	NA	NA	NA	NA
VP Ultra Fund	53,762	11.48	NA	NA	NA	NA	NA	NA	NA
VP Value Fund	562,353	8.37	6.76	509,854	6.59	7.62	383,125	7.64	7.47
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund (Class II)	50,320	10.06	NA	NA	NA	NA	NA	NA	NA
Calamos Advisors Trust
Growth and Income Portfolio	1,395,819	14.00	11.47	1,219,555	11.29	11.90	1,102,523	11.94	12.92
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	903,536	13.30	11.43	900,065	11.14	13.65	921,942	13.56	14.66
Developing Leaders Portfolio - Initial Shares	1,209,253	14.24	11.28	1,282,099	10.97	13.67	1,212,035	13.75	13.52

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-03	12-31-03	1-1-03	12-31-02	12-31-02	1-1-02	12-31-01	12-31-01	5-1-01
Dreyfus Stock Index Fund, Inc. - Initial Shares	1,934,470	13.00	10.61	1,838,860	10.27	13.49	1,833,590	13.42	15.59
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	91,101	23.37	19.41	106,578	18.81	27.07	129,288	26.84	33.89
Federated Insurance Series
American Leaders Fund II	701,683	18.77	15.33	757,149	14.91	18.92	803,723	18.95	20.36
High Income Bond Fund II	504,168	14.28	11.86	468,639	11.85	11.91	539,719	11.85	12.16
Prime Money Fund II	620,055	12.25	12.34	835,149	12.34	12.34	913,702	12.34	12.39
Fidelity Variable Insurance Products Contrafund Portfolio
VIP Contrafund Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
Fidelity Variable Insurance Products
VIP Freedom Income Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2010 Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2015 Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2020 Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2025 Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2030 Portfolio (Service Class 2)	NA	NA	NA	NA	NA	NA	NA	NA	NA

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-03	12-31-03	1-1-03	12-31-02	12-31-02	1-1-02	12-31-01	12-31-01	5-1-01
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Fund (Class 2) (formerly Franklin Global Real Estate Securities Fund (Class 2))	235,173	15.31	11.50	224,878	11.43	11.34	72,838	11.36	10.90
Franklin Small-Mid Cap Growth Securities Fund (Class 2)	190,760	6.18	4.69	113,154	4.57	6.49	101,690	6.50	7.49
Templeton Developing Markets Securities Fund (Class 2)	55,378	11.19	7.45	26,015	7.42	7.56	14,670	7.53	8.35
Templeton Foreign Securities Fund (Class 2)	133,599	18.31	14.27	119,919	14.05	17.58	100,204	17.49	20.60
J.P. Morgan Series Trust II
Mid Cap Value Portfolio	47,779	12.00	NA	NA	NA	NA	NA	NA	NA
Small Company Portfolio	137,120	13.93	10.64	130,565	10.39	13.33	136,287	13.45	14.94
U.S. Large Cap Core Equity Portfolio	181,306	13.20	10.80	188,673	10.45	14.13	208,516	14.06	16.41

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-03	12-31-03	1-1-03	12-31-02	12-31-02	1-1-02	12-31-01	12-31-01	5-1-01
MFS Variable Insurance Trust
Growth Series (Service Class) (formerly MFS Emerging Growth Series)	1,058,250	14.87	11.96	1,142,128	11.58	17.78	1,377,606	17.73	22.01
Research Series (Service Class)	960,387	14.87	12.44	1,056,015	12.09	16.25	1,139,247	16.25	19.28
Research Bond Series (Service Class)	412,384	15.35	14.10	357,755	14.24	13.18	318,363	13.26	12.16
Total Return Series (Service Class)	813,603	19.40	17.16	821,472	16.92	18.03	813,241	18.09	18.33
Strategic Income Series (Service Class)	112,189	12.94	11.83	74,607	11.89	11.08	45,118	11.12	10.39
Utilities Series (Service Class)	858,009	19.35	14.74	977,812	14.44	19.04	1,199,579	18.96	24.34
Seligman Portfolios, Inc.
Capital Portfolio (Class 2)	552,731	5.72	4.42	496,576	4.28	6.51	446,571	6.49	7.08
Communications and Information Portfolio (Class 2)	445,901	5.64	4.08	380,892	3.97	6.34	318,950	6.32	7.61
Smaller-Cap Value Portfolio (Class 2)	28,419	13.13	NA	NA	NA	NA	NA	NA	NA

APPENDIX B - GMWB RIDER EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the GMWB Rider. These illustrations are not representative of future performance under your Contract.  Actual values may be higher or lower than the amounts shown.

Example 1. Assume the Rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person’s age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11.  Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up Dates, so there is no step-up and the Covered Person survives at least 31 years from the Rider Effective Date.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000A	N/A	$0	$5,000B	$100,000A
2	0	5,250	N/A	0	5,000	105,000C
3	0	5,500	N/A	0	5,000	110,000
4	0	5,750	N/A	0	5,000	115,000
5	0	6,000	N/A	0	5,000	120,000
6	0	6,250	N/A	0	5,000	125,000
7	0	6,500	N/A	0	5,000	130,000
8	0	6,750	N/A	0	5,000	135,000
9	0	7,000	N/A	0	5,000	140,000
10	0	7,250	N/A	0	5,000	145,000
11	0	7,500	$7,500D	7,500	0	150,000
12	0	7,500	7,500	7,500	0	142,500
13	0	7,500	7,500	7,500	0	135,000
14	0	7,500	7,500	7,500	0	127,500
15	0	7,500	7,500	7,500	0	120,000
20	0	7,500	7,500	7,500	0	82,500
25	0	7,500	7,500	7,500	0	45,000
30	0	7,500	7,500	7,500	0	7,500
31	0	0	7,500	7,500	0	0

A The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000.  The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (0.05 x $100,000 = $5,000).

B There is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total premiums to date (0.05 x $100,000 = $5,000).

C Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated.  The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000).  The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (0.05 X $105,000 = $5,250).

D The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person’s 65th birthday.  The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (0.05 X $150,000 = $7,500).  As long as you limit your future annual withdrawals to the Lifetime Income Amount of $7,500, the GMWB guarantees you annual payments of that amount for the rest of your life, no matter how long you live, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

Example 2. Assume the Rider was issued on the Contract Date, and assume an initial premium of $100,000 at Covered Person’s age 65, an additional premium of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000	$5,000	$0	$5,000	$100,000
2	10,000A	5,750A	5,750	0	5,500B	115,000
3	0	6,025	6,025	6,025C	0D	120,500
4	0	6,025	6,025	0	5,500	114,475C
5	0	6,025	6,025	0	5,500	119,975

A There is an additional premium at the beginning of the second Contract Year.  Prior to that premium, the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above.  Following the additional premium, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the premium (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the premium plus 5% of the premium ($5,250 + (0.05 X $10,000)) = $5,750).

B There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $110,000 = $5,500).

C There is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. This withdrawal does not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

D No bonus is payable in any year that a withdrawal is taken.

Example 3.  Assume a single premium of $100,000 at age 63, no additional premiums are made, the Guaranteed Withdrawal Balance steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 which results in a reset. Since withdrawals are taken every year, there are no bonuses.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$100,000	$5,000	N/A	$5,000	$102,000	$100,000
2	0	5,000	N/A	5,000	103,828	95,000
3	0	5,000	$4,500A	5,000	105,781B	90,000
4	0	5,289C	5,289C	5,289	94,946	105,781B
5	0	5,289	5,289	10,000D	79,898	100,492
6	0	3,995D	3,995D	3,995	75,213	79,898D

A The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

B At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

C Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($4,500) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289).

D At the end of year 5, there is a withdrawal of $10,000, which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount.  Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset.  The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995).

Example 4.  Assume the Rider was issued on the Contract Date, and assume a single premium of $50,000 at Covered Person’s age 50, no additional premiums are paid, a withdrawal of $10,000 is taken at the end of Contract Year 5 and no other withdrawals are taken.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$50,000	$2,500	N/A	$0	$2,500	$51,870	$50,000
2	0	2,625	N/A	0	2,500	50,003	52,500
3	0	2,750	N/A	0	2,500	52,961A	55,000
4	0	2,875	N/A	0	2,500	54,311	57,500
5	0	3,000	N/A	10,000B	0	46,748B	60,000
6	0	2,337B	N/A	0	2,337C	45,741A	46,748B
7	0	2,454	N/A	0	2,337	49,579	49,085
8	0	2,571	N/A	0	2,337	49,280	51,422
9	0	2,687	N/A	0	2,337	52,609A	53,759
10	0	2,804	N/A	0	2,337	55,031A	56,096

A The Contract Value on the eligible step-up dates shown (3rd, 6th, 9th, 10th contract anniversaries), is less than the Guaranteed Withdrawal Balance so no step-up occurs.

B At the end of year 5, there is a withdrawal of $10,000.  Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($46,748) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($60,000 - $10,000 = $50,000). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset.  The Lifetime Income Amount has not been calculated yet so it will not be reset.  The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($3,000) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

C There is no withdrawal during the sixth Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  Because a reset has occurred due to an excess withdrawal, the bonus will be 5% of the previously stepped-up or reset Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

Example 5.  Assume the Rider was issued on the Contract Date, and assume a single premium of $200,000 at Covered Person’s age 75, no additional premiums are paid, and withdrawals equal to the Lifetime Income Amount begin in year 1.  Since withdrawals are taken every year, there are no bonuses.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$200,000	$10,000	$10,000	$10,000	$0	$176,476	$200,000
2	0	10,000	10,000	10,000	0	151,890	190,000
3	0	10,000	10,000	10,000	0	126,478	180,000
4	0	10,000	10,000	10,000	0	100,396	170,000
5	0	10,000	10,000	10,000	0	84,307	160,000
6	0	10,000	10,000	10,000	0	61,597	150,000
7	0	10,000	10,000	10,000	0	49,438	140,000
8	0	10,000	10,000	10,000	0	31,299	130,000
9	0	10,000	10,000	10,000	0	19,448	120,000
10	0	10,000	10,000	10,000	0	17,308	110,000
11	0	10,000	10,000	10,000	0	6,529	100,000
12	0	10,000	10,000	10,000	0	0A	90,000A
13	0	10,000	10,000	10,000	0	0	80,000
14	0	10,000	10,000	10,000	0	0	70,000
15	0	10,000	10,000	10,000	0	0	60,000
16	0	10,000	10,000	10,000	0	0	50,000
17	0	10,000	10,000	10,000	0	0	40,000
18	0	10,000	10,000	10,000	0	0	30,000
19	0	10,000	10,000	10,000	0	0	20,000
20	0	10,000	10,000	10,000	0	0	10,000
21+	0	0B	10,000B	10,000	0	0	0B

A During year 12, the Lifetime Income Amount withdrawal causes the Contract Value to reduce to zero.  At that time, the Guaranteed Withdrawal Balance and the Lifetime Income Amount are both greater than zero and the contract enters the settlement phase.  No additional premiums will be accepted and no rider charge will be deducted.  All other rights and benefits under the contract terminate.

B The Lifetime Income Amount continues to be available as long as the Covered Person remains alive, even when the Guaranteed Withdrawal Balance reduces to zero.

Example 6.  Assume the Rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person’s age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 5.  Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000	N/A	$0	$5,000A	$100,000
2	0	5,250	N/A	0	5,000	105,000
3	0	5,500	N/A	0	5,000	110,000
4	0	5,750	N/A	0	5,000	115,000
5	0	6,000	N/A	6,000B	0	120,000
6	0	6,000	N/A	6,000	0	114,000B
7	0	6,000	N/A	6,000	0	108,000
8	0	6,000	N/A	6,000	0	102,000
9	0	6,000	N/A	6,000	0	96,000
10	0	6,000	N/A	6,000	0	90,000
11	0	6,000D	$4,200C	4,200D	0	84,000
12	0	6,000	4,200	4,200	0	79,800
13	0	6,000	4,200	4,200	0	75,600
14	0	6,000	4,200	4,200	0	71,400
15	0	6,000	4,200	4,200	0	67,200

A There is no withdrawal during the first five Contract Years so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $100,000 = $5,000).

B There are withdrawals equal to the Guaranteed Withdrawal Amount ($6,000) beginning in year 5. These withdrawals do not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,000 - $6,000 = $114,000).

C The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $84,000 = $4,200). In this example, since withdrawals were taken prior to the contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

D At the Covered Person’s age 65, the Guaranteed Withdrawal Amount and the Lifetime Income Amount are not equal.  The Guaranteed Withdrawal Amount of $6,000 can continue to be taken until the Guaranteed Withdrawal Balance reduces to zero.  Or the Lifetime Income Amount of $4,200 can be taken as long as the Covered Person is alive.  This example shows Lifetime Income Amount withdrawals beginning at age 65.

Example 7. Assume the Rider was issued on the Contract Date, and assume premiums of $10,000 annually beginning at Covered Person’s age 53 and premiums ending at age 64, no withdrawals are taken until age 65, and the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$10,000	$500	N/A	$0	$500	$10,000
2	10,000	1,025	N/A	0	1,000A	20,500
3	10,000	1,575	N/A	0	1,500	31,500
4	10,000	2,150	N/A	0	2,000	43,000
5	10,000	2,750	N/A	0	2,500	55,000
6	10,000	3,375	N/A	0	3,000	67,500
7	10,000	4,025	N/A	0	3,500	80,500
8	10,000	4,700	N/A	0	4,000	94,000
9	10,000	5,400	N/A	0	4,500	108,000
10	10,000	6,125	N/A	0	5,000	122,500
11	10,000	6,875	N/A	0	0B	137,500
12	10,000	7,375	N/A	0	0	147,500
13	0	7,375	$7,375C	7,375	0	147,500

A There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $20,000 = $1,000).

B The bonus is applied in the first 10 years following the rider effective date (and up to age 80 of the covered person) so the bonus is 0 in years 11 and on.

C The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $147,500 = $7,375). At this point, the Lifetime Income Amount is payable until the death of the Covered Person.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	1
THE CONTRACT	1
INCONTESTABILITY	1
MISSTATEMENT OF AGE OR SEX	1
NON-PARTICIPATION	1
TAX STATUS OF THE CONTRACTS	1
CONTROL OF THE CONTRACT	2
OWNERSHIP	2
CHANGE OF OWNERSHIP	2
ASSIGNMENT	2
BENEFICIARY	2
SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT	3
SALE OF THE CONTRACTS	3
CALCULATION OF YIELDS AND TOTAL RETURNS	3
FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS	3
OTHER SUBACCOUNT YIELDS	4
STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS	5
OTHER TOTAL RETURNS	5
EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA	6
SAFEKEEPING OF ACCOUNT ASSETS	6
STATE REGULATION	6
RECORDS AND REPORTS	6
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	7
FINANCIAL STATEMENTS	7

"-------------------------------------------------------------------------------------------------------------------------------------------

To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call
(800) 616-3670 to order a copy.

To:	Kansas City Life Insurance Company
Variable Administration Department
P.O. Box 219364
Kansas City, Missouri 64121-9364

Please mail a copy of Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:

Name:___________________________________________________________________________________________

Address:_________________________________________________________________________________________

City:_________________________________________	State:_________________________	Zip:_____________

Signature of Requestor:__________________________________________________________	Date:____________

PART B

STATEMENT OF ADDITIONAL INFORMATION

Kansas City Life Insurance Company

3520 Broadway

P.O. Box 219364

Kansas City, Missouri 64121-9364

(800) 616-3670

Statement of Additional Information

Kansas City Life Variable Annuity Separate Account

Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for an individual flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds.  The Prospectus is dated the same as this Statement of Additional Information. Terms defined in the Prospectus have the same meaning in this Statement of Additional Information.  You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2008.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	1
THE CONTRACT	1
INCONTESTABILITY	1
MISSTATEMENT OF AGE OR SEX	1
NON-PARTICIPATION	1
TAX STATUS OF THE CONTRACTS	1
CONTROL OF THE CONTRACT	2
OWNERSHIP	2
CHANGE OF OWNERSHIP	2
ASSIGNMENT	2
BENEFICIARY	2
SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT	3
SALE OF THE CONTRACTS	3
CALCULATION OF YIELDS AND TOTAL RETURNS	3
FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS	3
OTHER SUBACCOUNT YIELDS	4
STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS	5
OTHER TOTAL RETURNS	5
EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA	6
SAFEKEEPING OF ACCOUNT ASSETS	6
STATE REGULATION	6
RECORDS AND REPORTS	6
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	7
FINANCIAL STATEMENTS	7

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire Contract is made up of the contract and the application. The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

NON-PARTICIPATION

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements.  The Internal Revenue Code (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

Owner Control.  In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.  There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.  While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract.  Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.  These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death.  The

1

designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued.  We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

OWNERSHIP

The Annuitant is the owner unless otherwise provided in the application.  As owner, you may exercise every right provided by your contract.  These rights and privileges end at the Annuitant’s death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

CHANGE OF OWNERSHIP

You may change the ownership of this contract by giving written notice to us.  The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.  We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on non-qualified contracts.  You should consult with your tax advisor before requesting any changes of ownership on a non-qualified contract.

ASSIGNMENT

An assignment is a transfer of some or all of your rights under this contract.  No assignment will be binding on us unless made in writing and filed at our Home Office.  We assume no responsibility for the validity or effect of any assignment.
Certain federal income tax consequences may apply to an assignment.  You should consult with your tax advisor before requesting an assignment.

BENEFICIARY

The beneficiary is shown on the application or in the last beneficiary designation filed with us.  Death proceeds will be paid to the beneficiary except as provided in this Section.

If any beneficiary dies before the Annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interest.

If all beneficiaries die before the Annuitant, we will pay death proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the beneficiary by filing a written notice in a form satisfactory to us.  In order to be effective, the written notice for change of beneficiary must be signed while your contract is in force and the Annuitant is living.  The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any beneficiary will be subject to:

•	any assignment of this contract which is binding on us; and
•	any optional settlement agreement in effect at the Annuitant’s death.

2

SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT

We will pay death proceeds as though the beneficiary died before the Annuitant if:

•	the beneficiary dies at the same time as or within 15 days of the Annuitant’s death; and
•	we have not paid the proceeds to the beneficiary within this 15-day period.

SALE OF THE CONTRACTS

We offer the Contracts to the public on a continuous basis through Sunset Financial Services, Inc. (“Sunset Financial”).  We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us.  Sunset Financial serves as principal underwriter for the Contracts.  Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9365.  Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Sunset Financial is a member of the Securities Investor Protection Corporation.

Sunset Financial offers the Contracts through its sales representatives.  Sunset Financial may also enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives.  Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to Sunset Financial*	Aggregate Amount of Commissions Retained by Sunset Financial After Payments to its Registered Persons and Other Broker-Dealers
2005	$2,892,011.00	$163,737.00
2006	$2,476,131.00	$148,829.00
2007	$2,800,860.00	$90,469.00
* Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

3

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•	net income from the Federated Prime Money Fund II attributable to the hypothetical account; and
•	charges and deductions imposed under the Contract which are attributable to the hypothetical account.
•	The charges and deductions include the per unit charges for the hypothetical account for:
•	the annual administration fee,
•	the asset-based administration charge, and
•	the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount’s average account size.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Fund II Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis.  Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Federated Prime Money Fund II Subaccount's actual yield is affected by:

•	changes in interest rates on money market securities;
•	average portfolio maturity of the Federated Prime Money Fund II;
•	the types and quality of portfolio securities held by the Federated Prime Money Fund II; and
•	the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

•	dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by
•	the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by
•	compounding that yield for a six-month period; and by
•	multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

4

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.  A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract.  The surrender charge is calculated as a percentage of your premium payment being surrendered or withdrawn during the applicable Premium Year.  The amount of the surrender charge decreases over time, measured from the date the premium payment is applied.  The initial surrender charge is 8%, decreasing to 0 after the eight Premium Years.  Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.

STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

•	the performance of the Subaccount's underlying Portfolio;
•	the deductions for the annual administration fee;
•	asset-based administration charge; and
•	mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount’s average account size. The calculation assumes the selection of the Base Guaranteed Minimum Death Benefit Option.  The calculation also assumes surrender of the Contract at the end of the period for the return quotation.  Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years.   The calculation does not reflect either of the guaranteed bonuses.

OTHER TOTAL RETURNS

Adjusted Historic Portfolio Average Annual Total Return.  From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

5

We may disclose cumulative total returns in conjunction with the standard formats described above.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption’s of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000.  The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by William A. Schalekamp, General Counsel of Kansas City Life.  Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws.

EXPERTS

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007; the statement of net assets of the Variable Account as of December 31, 2007 and the related statement of operations for the year ended December 31, 2007 and statements of changes in net assets for each of the years in the two-year period ended December 31, 2007, and financial highlights for each of the years in the five-year period ended December 31, 2007; have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Their report on the consolidated financial statements contains explanatory paragraphs stating that as discussed in note 1 to the consolidated financial statements, the Company adopted American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-01, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges in Insurance

6

Contracts”, effective January 1, 2007 and Financial Accounting Standards Board Interpretation (FIN) No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB 109”, effective January 1 , 2007.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in this Statement of Additional Information:

•	consolidated balance sheet as of December 31, 2007 and 2006; and
•	related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2007.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

•	statement of net assets as of December 31, 2007; and
•
related statement of operations for the year ended December 31, 2007, statements of changes in net assets for each of the years in the two-year period ended December 31, 2007, and financial highlights for each of the years in the five-year period ended December 31, 2007.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account.  You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts.  You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

7

KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(amounts in thousands, except share data)

	December 31
	2007	2006
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value
(amortized cost: 2007 - $2,619,109; 2006 - $2,718,960)	$2,631,073	$2,719,439
Equity securities available for sale, at fair value
(cost: 2007 - $57,906; 2006 - $50,180)	59,149	52,351
Mortgage loans	450,148	472,019
Real estate	96,049	109,525
Policy loans	92,803	96,218
Short-term investments	36,522	41,037
Other investments	-	3,182
Total investments	3,365,744	3,493,771

Cash	12,158	3,908
Accrued investment income	36,499	38,661
Deferred acquisition costs	217,512	220,595
Value of business acquired	73,517	82,769
Reinsurance receivables	162,340	158,231
Property and equipment	27,781	29,364
Other assets	36,164	29,747
Separate account assets	420,393	400,749
Total assets	$4,352,108	$4,457,795

LIABILITIES
Future policy benefits	$851,277	$853,102
Policyholder account balances	2,087,965	2,191,105
Policy and contract claims	31,742	32,188
Other policyholder funds	107,109	87,094
Notes payable	10,400	14,700
Income taxes	40,300	35,319
Other liabilities	118,521	159,234
Separate account liabilities	420,393	400,749
Total liabilities	3,667,707	3,773,491

STOCKHOLDERS' EQUITY
Common stock, par value $1.25 per share
Authorized 36,000,000 shares,
issued 18,496,680 shares	23,121	23,121
Additional paid in capital	30,244	25,852
Retained earnings	780,133	780,892
Accumulated other comprehensive loss	(19,811)	(25,118)
Treasury stock, at cost (2007 - 6,731,643 shares;
2006 - 6,641,183 shares)	(129,286)	(120,443)
Total stockholders' equity	684,401	684,304

Total liabilities and stockholders' equity	$4,352,108	$4,457,795

See accompanying Notes to Consolidated Financial Statements.

1

KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(amounts in thousands, except share data)

	Year Ended December 31
	2007	2006	2005
REVENUES
Insurance revenues:
Premiums	$175,460	$175,926	$179,566
Contract charges	111,422	114,496	114,745
Reinsurance ceded	(54,988)	(55,158)	(55,808)
Total insurance revenues	231,894	235,264	238,503
Investment revenues:
Net investment income	190,405	196,280	194,608
Realized investment gains	5,426	5,621	6,113
Other revenues	11,499	11,349	10,312
Total revenues	439,224	448,514	449,536

BENEFITS AND EXPENSES
Policyholder benefits	166,458	167,905	169,701
Interest credited to policyholder account balances	91,215	94,648	98,637
Amortization of deferred acquisition costs
and value of business acquired	40,333	42,311	43,058
Operating expenses	88,307	93,080	89,144
Total benefits and expenses	386,313	397,944	400,540

Income before income tax expense	52,911	50,570	48,996

Income tax expense	17,250	13,652	12,812

NET INCOME	$35,661	$36,918	$36,184

Basic and diluted earnings per share:
Net income	$3.01	$3.11	$3.03

See accompanying Notes to Consolidated Financial Statements.

2

KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
(amounts in thousands, except share data)

	Year Ended December 31
	2007	2006	2005

COMMON STOCK, beginning and end of year	$23,121	$23,121	$23,121

ADDITIONAL PAID IN CAPITAL
Beginning of year	25,852	25,063	24,279
Excess of proceeds over cost of treasury stock sold	4,392	789	784

End of year	30,244	25,852	25,063

RETAINED EARNINGS
Beginning of year	780,892	756,807	733,499
Net income	35,661	36,918	36,184
Stockholder dividends of $3.08 per share
(2006 - $1.08; 2005 - $1.08)	(36,420)	(12,833)	(12,876)

End of year	780,133	780,892	756,807

ACCUMULATED OTHER COMPREHENSIVE
LOSS
Beginning of year	(25,118)	(8,406)	26,231
Other comprehensive income (loss)	5,307	(12,588)	(34,637)
Adjustment to adopt SFAS 158	-	(4,124)	-

End of year	(19,811)	(25,118)	(8,406)

TREASURY STOCK, at cost
Beginning of year	(120,443)	(116,366)	(114,234)
Cost of 230,581 shares acquired
(2006 - 87,167 shares; 2005 - 50,689 shares)	(10,799)	(4,418)	(2,458)
Cost of 140,121 shares sold
(2006 - 24,030 shares; 2005 - 22,930 shares)	1,956	341	326

End of year	(129,286)	(120,443)	(116,366)

TOTAL STOCKHOLDERS' EQUITY	$684,401	$684,304	$680,219

See accompanying Notes to Consolidated Financial Statements.

3

KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(amounts in thousands)

	Year Ended December 31
	2007	2006	2005
OPERATING ACTIVITIES
Net income	$35,661	$36,918	$36,184
Adjustments to reconcile net income to
net cash provided by operating activities:
Amortization of investment premium (discount)	6,279	7,908	10,493
Depreciation	3,323	4,223	4,247
Acquisition costs capitalized	(28,642)	(26,554)	(28,092)
Amortization of deferred acquisition costs	31,073	34,919	35,608
Amortization of value of business acquired	9,260	7,392	6,821
Realized investment gains	(4,060)	(5,621)	(6,113)
Changes in assets and liabilities:
Future policy benefits	(1,825)	(5,650)	(3,252)
Policyholder account balances	(21,356)	(28,061)	(17,275)
Income taxes payable and deferred	1,577	3,946	5,064
Other, net	1,607	(5,484)	637
Net cash provided	32,897	23,936	44,322

INVESTING ACTIVITIES
Purchases of investments:
Fixed maturity securities	(313,080)	(274,662)	(541,305)
Equity securities	(15,249)	(10,761)	(5,690)
Mortgage loans	(54,816)	(72,569)	(109,561)
Real estate	(4,507)	(45,006)	(17,804)
Other investment assets	-	-	(98)
Sales of investments:
Fixed maturity securities	168,259	94,717	175,317
Equity securities	4,583	5,078	6,296
Real estate	22,457	18,778	33,267
Other investment assets	7,930	9,213	29,055
Maturities and principal paydowns of investments:
Fixed maturity securities	198,224	279,010	394,366
Equity securities	2,806	7,175	9,026
Mortgage loans	58,405	59,120	82,414
Net additions to property and equipment	(969)	(2,028)	(1,019)
Proceeds from sale of non insurance affiliate	10,104	-	-
Net cash provided	84,147	68,065	54,264

FINANCING ACTIVITIES
Proceeds from borrowings	359,680	67,001	45,315
Repayment of borrowings	(363,980)	(79,583)	(110,252)
Deposits on policyholder account balances	205,767	202,950	242,613
Withdrawals from policyholder account balances	(294,799)	(273,816)	(245,927)
Net transfers from separate accounts	11,706	16,451	5,213
Change in other deposits	13,703	(17,074)	(14,565)
Cash dividends to stockholders	(36,420)	(12,833)	(12,876)
Net acquisition of treasury stock	(4,451)	(3,288)	(1,348)
Net cash used	(108,794)	(100,192)	(91,827)

Increase (decrease) in cash	8,250	(8,191)	6,759
Cash at beginning of year	3,908	12,099	5,340

Cash at end of year	$12,158	$3,908	$12,099

See accompanying Notes to Consolidated Financial Statements.

4

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(amounts in thousands, except share data)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Business
Kansas City Life Insurance Company (the Company) is a Missouri domiciled stock life insurance company which, with its subsidiaries, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products through three life insurance companies:  Kansas City Life Insurance Company (Kansas City Life) the parent company, and wholly owned subsidiaries Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American).

Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Kansas City Life and its subsidiaries, principally Sunset Life and Old American. All material intercompany accounts and transactions have been eliminated in consolidation.

Certain amounts in prior years have been reclassified to conform with the current year presentation. Upon the adoption of SFAS 158, the Company recorded the related $4.1 million (net of tax) adjustment as a component of other comprehensive loss for the year ended December 31, 2006.  The Company has since determined that this adjustment should have been presented as an adjustment of the ending balance of accumulated other comprehensive loss.  The accompanying Consolidated Statements of Stockholders’ Equity for the year ended December 31, 2006 and Note 12 – Comprehensive Income have been modified to reflect this presentation.

Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period.  These estimates are inherently subject to change and actual results could differ from these estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, deferred acquisition costs, value of business acquired, future policy benefits, policy and contract claim liabilities and the valuation allowance on deferred income tax assets.

Business Changes
On January 23, 2006 the Company entered into a definitive agreement to sell its bank subsidiary, Generations Bank, for $10.1 million in cash to Brooke Corporation.  On January 8, 2007, the Company completed the sale of Generations Bank after receiving regulatory approval from the Office of Thrift Supervision.  The gain on the sale was $1.9 million and is included in realized investment gains.  The bank subsidiary and the results of operations were not material to the financial statements of the Company and are not disclosed separately.

In 2006, the Company entered into a Master General Agent and Marketing Agreement with American Republic Insurance Company (American Republic) under which American Republic agents market Kansas City Life’s insurance products.  Sales under this agreement are reflected in the Individual Insurance segment.

Investments
Investment income is recognized when earned.   Realized gains and losses on the sale of investments are determined on the basis of specific security identification recorded on the trade date. Securities available for sale are stated at fair value.  Unrealized gains and losses, net of adjustments to deferred acquisition costs (DAC), value of business acquired (VOBA), policyholder account balances and deferred income taxes, are reported as a separate component of accumulated other comprehensive loss in stockholders' equity.  The adjustments to DAC and VOBA represent changes in the amortization of DAC and VOBA that would have been required as a charge or credit to income had such unrealized amounts been realized.  The adjustment to policyholder account balances represents the increase from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at current market interest rates, which were lower than the then current effective portfolio rate.

5

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The Company’s fair value of fixed maturity and equity securities are derived from external pricing sources, brokers, and internal matrices.  Approximately 94% of these investments are from external pricing services while 6% are derived from brokers and internal matrices.  The Company reviews and analyzes its securities on an ongoing basis to determine whether impairments exist that are other-than-temporary. Based upon these analyses, specific security values are written down to fair value through earnings as a realized investment loss if the security's value is considered to be an other-than-temporary impairment.  Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method.  See Note 2 – Investments for further details.

Investment income on mortgage-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase.  Subsequent revisions in those assumptions are recorded using the retrospective method, except for ARMs (adjustable rate mortgage-backed securities) where the prospective method is used.  Under the retrospective method the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the time of purchase.  Under the prospective method, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.  The adjustments to amortized cost under both methods are recorded as a charge or credit to net investment income.

Mortgage loans are stated at cost, adjusted for amortization of premium and accrual of discount, less a valuation reserve for probable losses. A loan is considered impaired if it is probable that contractual amounts due will not be collected. The valuation reserve is based upon historical impairment experience, including an estimate of probable impairment of any delinquent or defaulted loans.  Such estimates are based upon the value of the expected cash flows and the underlying collateral on a net realizable basis. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status.

Real estate consists of directly owned investments and real estate joint ventures.  Real estate that is directly owned is carried at depreciated cost.  Real estate joint ventures consist primarily of office buildings, unimproved land for future development and low income housing tax credit (“LIHTC”) investments.  Real estate joint ventures are consolidated where required or are valued at cost, adjusted for the Company’s equity in earnings.

Policy loans are carried at cost, less principal payments received.  Short-term investments are stated at cost, adjusted for amortization of premium and accrual of discount.

Deferred Acquisition Costs
Deferred acquisition costs (DAC), principally agent commissions and other selling, selection and issue costs, which vary with and are directly related to the production of new business, are capitalized as incurred.  These deferred costs are then amortized in proportion to future premium revenues or the expected future profits of the business, depending upon the type of product.  Profit expectations are based upon assumptions of future interest spreads, mortality margins, expense margins and policy and premium persistency experience.  These assumptions involve judgment and are compared to actual experience on an ongoing basis.  If it is determined that the assumptions related to the profit expectations for interest sensitive and variable insurance products should be revised, the impact of the change is reported in the current period’s income as an unlocking adjustment.  The DAC unlocking adjustment was $3.4 million for the year ended 2007 (2006 – $0.7 million; 2005 – $2.2 million) which reduced the amortization of DAC.  During the fourth quarter of 2006, the Old American segment reduced its amortization of DAC by $1.2 million.  This adjustment, which is a correction of an understatement of the capitalization of DAC in prior periods, was not material to 2006 or any prior period financial statements.

DAC is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts.  If it is determined from emerging experience that the premium margins or gross profits are insufficient to amortize deferred acquisition costs, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period.  No impairment adjustments have been recorded in the years presented. The DAC asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.

6

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The following table provides information about DAC at December 31.

	2007	2006	2005

Balance at beginning of year	$220,595	$226,963	$229,712
Capitalization of commissions, sales and issue expenses	28,643	26,554	28,092
Gross amortization	(43,341)	(47,378)	(48,699)
Accrual of interest	12,268	12,459	13,091
Amortization due to realized investment (gains) losses	33	(58)	78
Change in DAC due to unrealized investment (gains) losses	(686)	2,055	4,689

Balance at end of year	$217,512	$220,595	$226,963

Value of Business Acquired
When a new block of business is acquired, a portion of the purchase price is allocated to a separately identifiable intangible asset, called the value of business acquired (VOBA).  VOBA is established as the actuarially determined present value of future gross profits of the business acquired and is amortized in proportion to future premium revenues or the expected future profits, depending on the type of business acquired.  Amortization of VOBA occurs with interest over the anticipated lives of the underlying business to which it relates, initially 15 to 30 years.  Similar to DAC, the assumptions regarding future experience can affect the carrying value of VOBA, including interest spreads, mortality, expense margins and policy and premium persistency experience.  Significant changes in these assumptions can impact the carrying balance of VOBA and produce changes that are reflected in the current period’s income as an unlocking adjustment.  A VOBA unlocking adjustment was made in the second quarter of 2007 which increased the amortization of VOBA in the amount of $1.1 million for mortality margins.  There were no unlocking adjustments in 2006 and 2005.

VOBA is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts.  If it is determined from emerging experience that the premium margins or gross profits are insufficient to support the value of VOBA, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period.  No impairment adjustments have been recorded in the years presented. The VOBA asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.

The following table provides information about VOBA at December 31.

	2007	2006	2005

Balance at beginning of year	$82,769	$89,505	$96,853
Gross amortization	(14,545)	(13,868)	(13,996)
Accrual of interest	5,285	6,476	6,546
Amortization due to realized investment (gains) losses	(76)	(195)	7
Change in VOBA due to unrealized investment losses	84	851	95

Balance at end of year	$73,517	$82,769	$89,505

The accrual of interest for Old American VOBA was calculated at a 13.0% interest rate for the life block and a 7.0% rate for the accident and health block.  In 2007, interest accrued on the GuideOne acquisition VOBA at the rates of 4.58% on the interest sensitive life block, 4.05% on the deferred annuity block and 5.25% on the traditional life block.  The VOBA on a separate acquired block of business used a 7.0% interest rate on the traditional life portion and a 5.4% interest rate on the interest sensitive portion.  The interest rates used in the calculation of VOBA are based on rates appropriate at the time of acquisition. The expected amortization of VOBA each year over the next five years, 2008 through 2012, is $7,279, $7,156, $6,899, $6,352, and $4,284, respectively.

Separate Accounts
Separate account assets and liabilities arise from the sale of variable life insurance and annuity products.  The separate account represents funds segregated for the benefit of certain policyholders who bear the investment risk.  The assets are legally segregated and are not subject to claims which may arise from any other business of the Company.  The separate

7

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

account assets and liabilities, which are equal, are recorded at fair value.  Policyholder account deposits and withdrawals, investment income and realized investment gains and losses are excluded from the amounts reported in the Consolidated Statements of Income.  Revenues to the Company from separate accounts consist principally of contract charges, which include maintenance charges, administrative fees and mortality and risk charges.

The following table provides a reconciliation of activity within separate account liabilities at December 31.

	2007	2006	2005

Balance at beginning of year	$400,749	$367,860	$353,983

Deposits on variable policyholder contracts	57,767	46,771	49,360
Transfers to general account	(2,476)	(2,686)	(6,040)
Investment performance	33,826	52,026	25,131
Policyholder benefits	(54,663)	(49,135)	(40,890)
Contract charges	(14,810)	(14,087)	(13,684)

Balance at end of year	$420,393	$400,749	$367,860

The total separate account assets were $420.4 million as of December 31, 2007.  Variable life and variable annuity assets comprised 30% and 70% of this amount, respectively.  Two guarantees are offered under variable life and variable annuity contracts: a guaranteed minimum death benefit rider is available on certain variable universal life contracts, and guaranteed minimum death benefits are provided on variable annuities.  The guaranteed minimum death benefit rider for variable universal life contracts guarantees the death benefit for specified periods of time, regardless of investment performance, provided cumulative premium requirements are met.  Kansas City Life introduced a Guaranteed Minimum Withdrawal Benefit (GMWB) rider in 2007 that can be added to new or existing variable annuity contracts.  The rider provides a minimum guarantee that the owner can make annual withdrawals equal to 5% of the initial annuity deposit for twenty years, or for life if withdrawals were started at age 65 or later, regardless of market returns.  The value of variable annuity separate accounts with the GMWB rider was $9.6 million at the end of 2007.  The liabilities associated with these guarantees are not material.

As of December 31, 2007, separate account balances for variable annuity contracts were $295.2 million.   The total reserve held for variable annuity guaranteed minimum death benefits was $0.1 million.  Additional information related to the guaranteed minimum death benefits and related separate account balances and net amount at risk (the amount by which the guaranteed minimum death benefit exceeds the account balance) as of December 31, 2007 is provided below:

Type of Guarantee	Separate	Net
(amounts in millions)	Account	Amount
	Balance	at Risk

Return of net deposits	$267.4	$2.5
Return of the greater of the highest anniverary
contract value or net deposits	12.1	0.2
Return of the greater of every fifth year highest
anniversary contract value or net deposits	8.3	0.1
Return of the greater of net deposits accumulated annually
at 5% or the highest anniversary contract value	7.4	0.1
Total	$295.2	$2.9

Recognition of Revenues
Premiums for traditional life insurance products are reported as revenue when due.  Premiums on accident and health, disability and dental insurance are reported as earned ratably over the contract period in proportion to the amount of insurance protection provided.  A reserve is provided for the portion of premiums written which relate to unexpired terms of coverage.

8

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Deposits related to universal life, fixed deferred annuity contracts and investment-type products are credited to policyholder account balances.  Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges, and are recognized in the period in which the  services are provided.

Future Policy Benefits
Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than actually expected. Mortality assumptions are based on Company experience expressed as a percentage of standard mortality tables. The 2001 VBT and the 1975-1980 Select and Ultimate Basic Table serve as the basis for mortality assumptions.

Liabilities for future policy benefits of immediate annuities and supplementary contracts with life contingencies are also computed by a net level premium method, based upon estimates at the time of issue for investment yields and mortality.

Liabilities for future policy benefits of accident and health insurance represent estimates of payments to be made on reported insurance claims, as well as claims incurred but not yet reported. These liabilities are estimated using actuarial analyses and case basis evaluations that are based upon past claims experience, claim trends and industry experience.

The following table provides detail about future policy benefits at December 31.

	2007	2006

Life insurance	$623,079	$625,359
Immediate annuities and
supplementary contracts
with life contingencies	186,268	186,782
Total	809,347	812,141

Accident and health insurance	41,930	40,961

Total future policy benefits	$851,277	$853,102

Policyholder Account Balances
Liabilities for universal life and fixed deferred annuity products are included in policyholder account balances, without reduction for potential surrender charges and deferred front-end contract charges.  Front-end contract charges are amortized over the term of the policies.  Policyholder benefits incurred in excess of related policyholder account balances are charged to policyholder benefits expense.  Interest on policyholder account balances is credited as earned.

Crediting rates for universal life insurance and fixed deferred annuity products ranged from 3.00% to 5.50% (2006 – 3.00% to 5.75%; 2005 – 3.00% to 5.75%).

The following table provides detail about policyholder account balances at December 31.

	2007	2006

Universal life insurance	$1,033,693	$1,054,911
Fixed deferred annuities	987,014	1,068,286
Other	67,258	67,908

Policyholder account balances	$2,087,965	$2,191,105

Income Taxes
Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the consolidated financial statements.  Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.  The Company and its subsidiaries file a consolidated federal income tax return that includes both life insurance companies and non-life insurance companies.

9

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized.  The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible.  If future taxable income is not expected, a valuation allowance against deferred income tax assets may be required.

Participating Policies
The Company has some insurance contracts where the policyholder is entitled to share in the entity’s earnings through dividends that reflect the difference between the premium charged and the actual experience.  Participating business at year-end 2007 approximated 5% of statutory premiums and 6% of the life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued.  Additional provisions have been made for policyholder dividends in excess of the original scale, which have been declared by the Board of Directors.

Reinsurance
In the normal course of business, the Company cedes risks to other insurers, primarily to protect the Company against adverse fluctuations in mortality experience.  Reinsurance is effected on individual risks and through various quota share arrangements.  Business is reinsured primarily through yearly renewable term and coinsurance agreements.  Under yearly renewable term insurance, the Company pays annual premiums and the reinsurer reimburses claims paid related to this coverage.  Under coinsurance, the reinsurer receives a proportionate share of the premiums less applicable commissions and is liable for a corresponding share of policy benefits.  The Company remains contingently liable if the reinsurer should be unable to meet obligations assumed under the reinsurance contract.  The Company also assumes risks ceded by other companies.

Reinsurance receivables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder account balances.  The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

Income Per Share
Due to the Company's capital structure and the absence of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was 11,836,213 shares (2006 – 11,883,830 shares; 2005 – 11,923,831 shares). The number of shares outstanding at year-end was 11,765,037 (2006 – 11,855,497).

Comprehensive Income
Comprehensive income is comprised of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes the unrealized investment gains or losses on securities available for sale (net of reclassification adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA and policyholder account balances.  In addition, other comprehensive income (loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS 158 – described below under New Accounting Pronouncements.  The adjustment to adopt SFAS 158 consisted of pension and postretirement net losses and prior service costs.  Other comprehensive income (loss) also includes deferred income taxes on these items.

New Accounting Pronouncements
In December 2004, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 123 (revised 2004) "Share-Based Payment" (“SFAS 123R”).  This statement requires recognition in the financial statements of the fair-value-based measurement method of stock-based compensation issued to employees.  SFAS 123R became effective January 1, 2006.  Historically the Company had expensed all stock-based compensation using a fair-value-based measurement method.  The Company adopted this standard on January 1, 2006 with no material impact to the consolidated financial statements.  See Note 8 – Share-Based Payment in the Notes to Consolidated Financial Statements.

In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 “Accounting Changes and Error Corrections” (“SFAS 154”).  The Statement replaces APB Opinion No. 20 and SFAS 3.  SFAS 154 requires retrospective application to prior periods’ financial statements of changes in accounting principle.  However, if it is impracticable to determine the effects of such changes, then other rules apply.  SFAS 154 became effective January 1, 2006.    The Company adopted this standard on January 1, 2006.  SFAS 154 had no immediate impact on the Company’s

10

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

consolidated financial statements, though it will impact the presentation of future voluntary accounting changes, should such changes occur.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position 05-1 (SOP 05-1), “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts”.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”.   SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  SOP 05-1 became effective for internal replacements occurring in fiscal years beginning after December 31, 2006.  Retrospective application of SOP 05-1 to previously issued consolidated financial statements is not permitted.  The Company adopted SOP 05-1 on January 1, 2007 with no material impact to the consolidated financial statements.

In June 2006, the FASB issued Interpretation 48 “Accounting for Uncertainty in Income Taxes” (FIN 48).  FIN 48 applies to all uncertain tax positions accounted for under SFAS 109 “Accounting for Income Taxes”.  FIN 48 addresses whether tax positions taken or to be taken on tax returns should be reflected in the financial statements before they are resolved with the appropriate taxing authority.  Previous statements provided no specific guidance related to such positions.  FIN 48 was adopted on January 1, 2007, with no material impact to the consolidated financial statements.

In August 2006, the Securities and Exchange Commission (SEC) adopted SEC Release No. 33-8732A, “Executive Compensation and Related Person Disclosure” which amends the disclosure requirements for executive and director compensation, related person transactions, director independence and other corporate governance matters and security ownership of officers and directors.  The release expands the currently required tabular disclosures and adds a narrative Compensation Discussion & Analysis (CD&A) which must describe the Company’s compensation policies and decisions.  The amendments in the release apply to disclosures included in proxy and information statements, periodic and current reports, as well as other filings under the Securities Exchange Act of 1934 and to registration statements under the Exchange Act and the Securities Act of 1933.  For financial statement purposes, this release is effective for years ending on or after December 15, 2006.  The Company has adopted this release and includes the required disclosures in the appropriate filings.

In September 2006, the FASB issued SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (SFAS 158).  SFAS 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the funded status of the benefit plans as of December 31, 2006.  The funded status is to be measured as the difference between the fair value of the plan assets and the projected benefit obligation at year-end.  The Company adopted this statement as of December 31, 2006.  See Note 7 – Pensions and Other Postretirement Benefits in the Notes to Consolidated Financial Statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (SFAS 157).  SFAS 157 provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.  SFAS 157 also emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and established a fair value hierarchy with the highest priority being the quoted price in active markets.  This statement became effective for years beginning after November 15, 2007.  The Company adopted SFAS 157 on January 1, 2008 with no material impact to the consolidated financial statements.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of SFAS No. 115.”  SFAS 159 permits an entity to measure certain financial assets and liabilities at fair value.  Under SFAS 159, entities that elect the fair value option will report unrealized gains and losses in earnings at each subsequent reporting date. The fair value option may be elected on an instrument-by-instrument basis, with a few exceptions, as long as it is applied to the instrument in its entirety.  Once adopted, the fair value option election is irrevocable, unless a new election date occurs.  This statement became effective for years beginning after November 15, 2007.  The Company adopted SFAS 159 on January 1, 2008 with no material impact to the consolidated financial statements.

11

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

All other Standards and Interpretations of those Standards issued during 2007 did not relate to accounting policies and procedures pertinent to the Company at this time.

2. INVESTMENTS

Investment Revenues
The following tables provide investment revenues by major category for the years ended December 31.  Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

	2007	2006	2005
Net investment income:
Fixed maturity securities	$149,951	$153,885	$155,726
Equity securities	4,159	4,644	3,699
Mortgage loans	31,292	31,774	32,923
Real estate	5,909	7,494	7,900
Policy loans	6,230	6,713	7,174
Short-term	3,716	1,863	1,544
Other	775	980	667
	202,032	207,353	209,633
Less investment expenses	(11,627)	(11,073)	(15,025)

	$190,405	$196,280	$194,608

Realized investment gains (losses):
Fixed maturity securities	$(3,295)	$2,280	$(1,576)
Equity securities	1,645	(464)	(37)
Mortgage loans	-	(100)	890
Real estate	7,118	4,159	6,751
Other	(42)	(254)	85

	$5,426	$5,621	$6,113

12

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Unrealized Gains and Losses
The following table provides unrealized gains (losses) on the Company’s investments in securities, at December 31.

	2007	2006	2005
Available for sale:
End of year	$13,208	$2,650	$35,182
Amounts allocable to:
DAC and VOBA	(898)	(296)	(3,203)
Policyholder account balances	(548)	(433)	(5,036)
Deferred income taxes	(4,117)	(672)	(9,454)

	$7,645	$1,249	$17,489

Increase (decrease) in
net unrealized gains
during the year:
Fixed maturity securities	$6,958	$(17,008)	$(34,280)
Equity securities	(562)	768	(353)

	$6,396	$(16,240)	$(34,633)

Analysis of Unrealized Losses on Securities
The Company has a policy and process in place to identify securities that could potentially have an impairment that is other-than-temporary.  This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors.  This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all securities are reviewed to determine whether impairments should be recorded.  This quarterly process includes an assessment of the credit quality of each investment in the entire securities portfolio.  Additional reporting and review procedures are conducted for those securities where fair value is less than 90% of amortized cost.  Further, detailed analysis is performed for each issue or issues having experienced a formal restructuring or where the security has experienced material deterioration in fair value.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary.  Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until it recovers in value.  To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary.  These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.  Any of these situations could result in a charge to income in a future period.

The Company’s analysis of fixed maturity securities at year-end 2007 resulted in the determination that two securities had other-than-temporary declines which were written down by $4.0 million.  One of the two securities was below cost by 20% or more for more than six consecutive months and was the subject of a recent leveraged buyout, that was finalized during the fourth quarter of 2007, which greatly increased the debt level of the company.  The leveraged buyout

13

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

plan is highly dependent upon the timely sale of certain assets at what are perceived to be aggressive rates.  In addition, this company is involved in several declining industries that are highly dependent on general economic activity.  Accordingly, the Company wrote down this security $3.3 million at year-end 2007.  The second security filed for Chapter 11 protection and indicated that it would not be able to fully meet all of its borrowings.  The Company recognized an other-than-temporary impairment on this security at year-end 2006 of $1.1 million.  As a result of this new action, the Company recognized an additional $0.7 million impairment in 2007.  At December 31, 2006, this security was below cost by 20% or more for more than twelve consecutive months.   It was in a highly competitive and cyclical industry that was experiencing weakened demand and overcapacity.  Capital expenditures for equipment upgrades were exceeding cash generation.  In 2005, the Company had no securities that it identified as other-than-temporarily impaired.  At year-end 2005, there were no investment securities that were below cost by 20% or more for more than six consecutive months

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2007.

	Investments with unrealized losses
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Bonds:	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities and
obligations of U.S. Government	$100	$-	$19,487	$409	$19,587	$409
Federal agencies [1]	-	-	12,190	113	12,190	113
Federal agency issued
mortgage-backed securities [1]	12,404	125	154,035	2,852	166,439	2,977
Corporate obligations	255,243	7,712	461,961	22,688	717,204	30,400
Corporate private-labeled
mortgage-backed securities	96,276	1,715	101,526	3,195	197,802	4,910
Other	60,656	4,228	84,804	2,008	145,460	6,236
Redeemable preferred stocks	4,927	124	-	-	4,927	124
Fixed maturity securities	429,606	13,904	834,003	31,265	1,263,609	45,169
Equity securities	4,576	688	5,800	1,157	10,376	1,845
Total	$434,182	$14,592	$839,803	$32,422	$1,273,985	$47,014

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2006.

	Investments with unrealized losses
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Bonds:	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities and
obligations of U.S. Government	$12,636	$41	$32,340	$873	$44,976	$914
Federal agencies [1]	9,970	61	98,677	1,844	108,647	1,905
Federal agency issued
mortgage-backed securities [1]	25,326	92	216,083	5,514	241,409	5,606
Corporate obligations	209,000	3,015	686,507	29,602	895,507	32,617
Corporate private-labeled
mortgage-backed securities	61,511	1,148	97,879	2,315	159,390	3,463
Other	32,225	289	111,701	2,577	143,926	2,866
Redeemable preferred stocks	520	10	-	-	520	10
Fixed maturity securities	351,188	4,656	1,243,187	42,725	1,594,375	47,381
Equity securities	4,636	3	9,141	634	13,777	637
Total	$355,824	$4,659	$1,252,328	$43,359	$1,608,152	$48,018
_________
1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

14

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Securities with unrealized losses for less than twelve consecutive months included 132 issues with a carrying value of $434,182 and unrealized losses of $14,592.  Of this portfolio, 93.5% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $12,134.  The unrealized losses on these securities were primarily due to changes in market interest rates and credit spreads since the securities were acquired.

Securities with unrealized losses for twelve consecutive months or longer included 326 issues with a carrying value of $839,803 and unrealized losses of $32,422.  Of this portfolio, 94.5% were investment grade at December 31, 2007, with associated unrealized losses of $26,669.  The unrealized losses on these securities were primarily due to changes in market interest rates and credit spreads since the securities were acquired.

Fixed maturities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review.  As of December 31, 2007, there were six issues with a fair value to amortized cost ratio of less than 80% for less than six months.  These securities had a carrying value of $13,935 and unrealized losses of $5,350.  Additionally, the Company has a perpetual preferred security in this category with a carrying value of $764 and unrealized loss of $270.  Based on the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

The table below summarizes the fixed maturity securities with unrealized losses as of December 31, 2007.

Fair Value to
Amortized Cost	Amortized	Fair	Unrealized
Ratio	Cost	Value	Losses	%
90%-99%	$1,221,745	$1,191,230	$30,515	67%
80%-89%	67,748	58,444	9,304	21%
Below 80%	19,285	13,935	5,350	12%
Total	$1,308,778	$1,263,609	$45,169	100%

15

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Summary of Cost and Fair Value Information for Securities
The following table provides amortized cost and fair value securities at December 31, 2007.

		Gross
	Amortized	Unrealized		Fair
	Cost	Gains	Losses	Value
Bonds:
U.S. Treasury securities & obligations of U.S. Government	$71,211	$1,638	$409	$72,440
Federal agencies [1]	103,057	2,527	113	105,471
Federal agency issued mortgage-backed securities [1]	230,771	1,047	2,977	228,841
Corporate obligations	1,771,376	50,170	30,400	1,791,146
Corporate private-labeled mortgage-backed securities	250,525	590	4,910	246,205
Other	187,118	1,161	6,236	182,043
Redeemable preferred stocks	5,051	-	124	4,927
Fixed maturity securities	2,619,109	57,133	45,169	2,631,073
Equity securities	57,906	3,088	1,845	59,149
Total	$2,677,015	$60,221	$47,014	$2,690,222

The following table provides amortized cost and fair value of securities at December 31, 2006.

		Gross
	Amortized	Unrealized		Fair
	Cost	Gains	Losses	Value
Bonds:
U.S. Treasury securities & obligations of U.S. Government	$82,957	$1,025	$914	$83,068
Federal agencies [1]	154,062	425	1,905	152,582
Federal agency issued mortgage-backed securities [1]	278,919	696	5,606	274,009
Corporate obligations	1,784,393	43,974	32,617	1,795,750
Corporate private-labeled mortgage-backed securities	211,909	533	3,463	208,979
Other	196,222	788	2,866	194,144
Redeemable preferred stocks	10,498	419	10	10,907
Fixed maturity securities	2,718,960	47,860	47,381	2,719,439
Equity securities	50,180	2,808	637	52,351
Total	$2,769,140	$50,668	$48,018	$2,771,790

 The Company held  non-income producing securities with a carrying value of $483 at December 31, 2007 (2006 - $0).
_________
1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

16

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The table below provides sales of investment securities available for sale, excluding maturities and calls, for the year ended December 31.  Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

	2007	2006	2005

Proceeds	$209,605	$99,795	$181,613
Gross realized gains	964	3,550	3,991
Gross realized losses	1,240	1,151	6,009

The Company did not hold securities of any corporation and its affiliates that exceeded 10% of stockholders' equity.

No derivative financial instruments were or are currently employed.

The Company is exposed to risk that issuers of securities owned by the Company will default or that interest rates or credit spreads will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is also exposed to prepayment and extension risks. As interest rates change, the rate at which these securities pay down principal may change.  These risks are mitigated by investing in high-grade securities and managing the maturities and cash flows of investments and liabilities.

Subprime securities include all bonds or portion of bonds where the underlying collateral is made up of home equity loans or first mortgage loans to borrowers whose credit scores at the time of origination were lower than the level recognized in the market at prime.  The Company’s classification of subprime does not include Alt-A or jumbo loans, unless the collateral otherwise meets the preceding definition.  At December 31, 2007, the Company had investments with subprime residential mortgage exposure of $39.1 million and a related $1.8 million unrealized loss.  This exposure amounted to 1% of the Company’s invested assets.

Contractual Maturities
The following table provides the distribution of maturities for fixed maturity investment securities available for sale as of December 31, 2007.  Expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

	Amortized	Fair
	Cost	Value

Due in one year or less	$93,590	$93,948
Due after one year through five years	582,316	583,958
Due after five years through ten years	742,514	745,325
Due after ten years	648,826	661,880
Mortgage-backed securities	551,863	545,962

	$2,619,109	$2,631,073

Mortgage Loans
Most of the Company’s mortgage loans are secured by commercial real estate and are carried net of a valuation reserve of $3,410 (2006 – $3,600).  The valuation reserve for mortgage loans is maintained at a level believed adequate by management to absorb estimated credit losses.  Management’s periodic evaluation and assessment of the adequacy of the valuation reserve is based on known and inherent risks in the portfolio, historical and industry data, current economic conditions and other relevant factors.  No mortgage loans were foreclosed upon and transferred to real estate investments during the past two years.  Also, there was one delinquent mortgage loan at December 31, 2007 (2006 – none).  The Company does not hold mortgage loans of any borrower that exceeds 5% of stockholders’ equity.

17

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The following table provides geographic and property type diversification of the mortgage portfolio at December 31.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Geographic region:
East north central	$18,913	$19,612	$22,962	$23,344
Mountain	60,497	62,336	68,203	68,041
Pacific	118,377	121,656	132,265	132,252
West south central	97,355	100,617	95,641	96,211
West north central	106,183	109,421	112,827	111,486
Other	52,233	53,979	43,721	43,946
Valuation reserve	(3,410)	(3,410)	(3,600)	(3,600)
	$450,148	$464,211	$472,019	$471,680
Property type:
Industrial	$265,981	$274,062	$264,662	$265,522
Retail	-	-	211	211
Office	184,753	190,687	191,030	189,827
Other	2,824	2,872	19,716	19,720
Valuation reserve	(3,410)	(3,410)	(3,600)	(3,600)
	$450,148	$464,211	$472,019	$471,680

The Company had commitments to originate mortgage loans of $1.7 million at December 31, 2007.  These commitments expire in 2008.

Real Estate
The table below provides information concerning the Company's real estate investments as of December 31.

	2007	2006
Land	$16,232	$16,469
Buildings	39,645	53,637
Less accumulated depreciation	(22,626)	(24,105)
Real estate, commercial	33,251	46,001
Real estate, joint ventures	62,798	63,524
	$96,049	$109,525

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis over periods ranging from 10 to 60 years.

The Company had non-income producing real estate of $13,095, consisting of properties under development at December 31, 2007 (2006 – $17,386).

The Company had commitments to purchase real estate investments of $6.3 million at December 31, 2007.  These commitments expire in 2008.

18

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

3. UNPAID ACCIDENT and HEALTH CLAIMS LIABILITY

The liability for unpaid accident and health claims is included with "Policy and contract claims" on the Consolidated Balance Sheets. Claim adjustment expenditures are expensed as incurred and were not material in any year presented. Activity in the liability follows.

	2007	2006	2005
Gross liability at
beginning of year	$7,391	$6,986	$8,605
Less reinsurance recoverable	(3,829)	(3,999)	(4,207)
Net liability at beginning of year	3,562	2,987	4,398

Incurred benefits related to:
Current year	23,852	22,174	20,287
Prior years [1]	180	766	(319)

Total incurred benefits	24,032	22,940	19,968

Paid benefits related to:
Current year	20,824	18,939	17,767
Prior years	3,507	3,426	3,612

Total paid benefits	24,331	22,365	21,379

Net liability at end of year	3,263	3,562	2,987
Plus reinsurance recoverable	3,826	3,829	3,999

Gross liability at end of year	$7,089	$7,391	$6,986

_________
1 The incurred benefits related to prior years’ unpaid accident and health claims reflect the (favorable) unfavorable development of these liabilities.

19

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

4. NOTES PAYABLE

The following table provides information for Notes Payable as of December 31.

	2007	2006
Federal Home Loan Bank (FHLB) loans with various maturities and a weighted average interest rate, currently 4.87%, secured by
mortgage-backed securities totaling $135,355.	$10,400	$14,700

	$10,400	$14,700

As a member of the FHLB with a capital investment of $9.2 million, the Company has the ability to borrow on a collateralized basis from the FHLB. The Company earned a 3.33% average rate on the capital investment in the FHLB for 2007.

The Company has unsecured revolving lines of credit of $60.0 million with two major commercial banks with no balances outstanding, and which are at variable interest rates - currently at 3.76%.  Both lines of credit will expire during 2008, and it is expected that the Company will renew these facilities at then-current market conditions.

All borrowings are used to enhance liquidity and investment strategies. Interest paid on all borrowings equaled $1,618 (2006 – $1,016; 2005 – $2,129).  The interest expense on all borrowings totaled $1,628 (2006 – $942; 2005 – $1,978).

Maturities on notes payable are $10.4 million, due in 2008.

20

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

5. STATUTORY INFORMATION and STOCKHOLDER DIVIDENDS RESTRICTION

The table below provides the Company's net gain from operations, net income, unassigned surplus (retained earnings) and capital and surplus (stockholders' equity), on the statutory basis used to report to regulatory authorities for the years ended December 31.

	2007	2006	2005

Net gain from operations	$59,601	$46,801	$49,500

Net income	57,178	49,353	48,668

Unassigned surplus at December 31	442,674	443,236	408,144

Capital and surplus at December 31	366,754	371,766	339,961

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay dividends in any consecutive twelve-month period exceeding the greater of statutory net gain from operations for the preceding year or 10% of statutory stockholders' equity at the end of the preceding year.  The maximum stockholder dividends payable in 2008 without prior approval is $59.6 million, the statutory net gain from operations in 2007.  The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

The Company is required to deposit a defined amount of assets with state regulatory authorities. Such assets had an aggregate carrying value of $13,000 at December 31, 2007 (2006 – $12,000; 2005 – $12,000).

6. INCOME TAXES

The following tables provide information about income taxes and a reconciliation of the federal income tax rate to the Company’s effective income tax rate for the years ended December 31.

	2007	2006	2005

Current income tax expense	$20,649	$8,842	$6,353
Deferred income tax expense (benefit)	(3,399)	4,810	6,459

Total income tax expense	$17,250	$13,652	$12,812

	2007	2006	2005

Federal income tax rate	35%	35%	35%
Tax credits	(4)	(6)	(6)
Other permanent differences	2	(2)	(3)

Effective income tax rate	33%	27%	26%

21

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Presented below are tax effects of temporary differences that result in significant deferred tax assets and liabilities at December 31.

	2007	2006
Deferred tax assets:
Future policy benefits	$44,255	$45,169
Employee retirement benefits	17,067	19,934
Tax carryovers	-	3,323
Other	-	1,213
Gross and net deferred tax assets	61,322	69,639

Deferred tax liabilities:
Basis differences between tax and
GAAP accounting for investments	11,314	9,152
Unrealized investment gains	4,083	776
Capitalization of deferred acquisition
costs, net of amortization	39,825	44,362
Value of business acquired	25,731	28,969
Property and equipment, net	8,018	8,380
Other	5,837	11,949
Gross deferred tax liabilities	94,808	103,588
Net deferred tax liability	33,486	33,949
Current tax liability	6,814	1,370
Income taxes payable	$40,300	$35,319

A valuation allowance must be established for any portion of the deferred tax asset which is believed not to be realizable. Based predominately upon review of our anticipated future earnings and reversal of future taxable differences, in management's opinion, it is more likely than not that the Company will realize the benefit of its deferred tax asset.

Federal income taxes paid this year were $14,572 (2006 – $8,121; 2005 – $6,054).

The Company and/or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions.  In general, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years before 2004.  The Company is not currently under examination by the Internal Revenue Service.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007.  The Company did not change the liability for unrecognized tax benefits as of January 1, 2007 as a result of implementing Interpretation 48.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2007	$5,261

Additions based on tax positions related to the current year	112
Additions for tax positions of prior years	170
Reductions for tax positions of prior years	(24)
Reductions for statute of limitations lapse	(87)

Balance at December 31, 2007	$5,432

The total amount of unrecognized tax benefits, if recognized, that would impact the effective tax rate was $0.8 million as of December 31, 2007.

22

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense.  During the years ended December 31, 2007, 2006, and 2005, the Company recognized expense of approximately $0.3 million, ($0.6) million, and $0.6 million in interest and penalties, respectively.  The Company had approximately $0.8 million and $0.5 million for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

An adjustment was reflected in the fourth quarter of 2007 that related to deferred tax expense attributable to years 2004 and prior through 2006.  The unrecorded deferred tax expense (benefit) in 2004 and prior, 2005 and 2006 was $1.1 million, ($0.3) million and ($0.3) million, respectively.

The income tax expense is recorded in various places in the Company's financial statements, as detailed below, for the years ended December 31.

	2007	2006	2005

Income tax expense	$17,250	$13,652	$12,812
Stockholders' equity:
Related to:
Unrealized gains, net	3,444	(8,782)	(18,612)
Change in minimum
pension liability	(587)	1,968	(2)
Adjustment to adopt SFAS 158	-	(2,221)	-
Total income tax expense (benefit)
included in financial statements	$20,107	$4,617	$(5,802)

7. PENSIONS and OTHER POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees for which the measurement date is December 31.

The Kansas City Life Pension Plan was amended and restated effective January 1, 1998 as the Kansas City Life Cash Balance Pension Plan.  Plan benefits are based on a cash balance account consisting of credits to the account based upon an employee’s years of service, compensation and interest credits on account balances calculated using the greater of the average 30-year Treasury bond rate for November of each year or 5.5%.  The benefits expected to be paid in each year from 2008 through 2012 are $8,700, $11,200, $9,100, $11,700, and $12,300, respectively. The aggregate benefits expected to be paid in the five years from 2013 through 2017 are $62,300. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2007 and include estimated future employee service. The 2008 contribution for the plan cannot be reasonably estimated at this time.  The asset allocation of the fair value of pension plan assets at December 31 was:

	Plan Assets		Target
	2007	2006	Allocation

Debt securities	30%	31%	26%	-	32%
Equity securities	68%	69%	56%	-	76%
Cash equivalents	2%	0%	0%	-	2%

This allocation of plan assets is within the targeted mix by asset class.  The strategic goal is to achieve an optimal rate of return at an acceptable level of investment risk in order to provide for the payment of benefits.  The Plan does not expect to return any plan assets to the Company during 2008.

The current assumption for the expected long-term rate of return on plan assets is 8.0%.  This assumption is determined by analyzing: 1) historical average returns, 2) historical data on the volatility of returns, 3) current yields available in the marketplace, 4) actual returns on plan assets, and 5) current and anticipated future allocation among asset classes.  The

23

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

asset classes used for this analysis are large cap equities, investment grade corporate bonds and cash.  The overall rate is derived as a weighted average of the estimated long-term returns on the asset classes represented in the investment portfolio of the plan.

The assumed discount rate used to determine the benefit obligation for pension benefits is 5.50% and 5.75% for other postretirement benefits.  The discount rates were determined by reference to the AA finance corporate bond index yield curve on December 31, 2007, as published by Bloomberg L.P.  Specifically, the yield curve was converted to spot rates to determine the rates on zero coupon securities of the same quality at various maturities.  By discounting benefit cash flows at these rates, a notional amount equal to the market value of a cash flow defeasing a portfolio of AA finance corporate bonds was determined.  The discount rate for benefits was calculated as a single rate giving the same discounted value as the notional amount.

The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The benefits expected to be paid in each year from 2008 through 2012 are $990, $1,050, $1,120, $1,190, and $1,200, respectively. The aggregate benefits expected to be paid in the five years from 2013 through 2017 are $7,120. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2007. The 2008 contribution for the plan is estimated to be $990.  The Company pays these medical costs as they become due and the plan incorporates cost-sharing features.

The postretirement life insurance plan is non-contributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997.

Non-contributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans were $78 (2006 - $98; 2005 - $106). Non-contributory deferred compensation plans for eligible agents based upon earned first year commissions are also offered. Contributions to these plans were $400 (2006 – $300; 2005 – $503).

Savings plans for eligible employees and agents match employee and agent contributions up to 6% of salary and 2.5% of agents’ prior year paid commissions, respectively. Contributions to the plan were $1,167 (2006 – $1,683; 2005 – $1,468). The Company may contribute an additional profit sharing amount up to 4% of salary for eligible employees, depending upon corporate profits. The Company made no profit sharing contribution in 2007 or in the prior two years.

A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

In 2005, the Company amended the Kansas City Life Insurance Company Employee Benefits Plan and the Kansas City Life Insurance Company Agent and General Agent Health and Dental Plan (“the Plans”), to eliminate prescription drug coverage as of January 1, 2006.  Since prescription drug coverage to retirees became available under the Act, participants of the Plans are able to obtain coverage under the Medicare Prescription Drug Plan.  At the same time, the Company has elected to reduce required retiree premium payments to the Plans.

A re-measurement of the APBO was calculated for the amendment to the Plans and the reduced retiree premium payments.  The change in the APBO resulted in a decrease of $0.9 million in the net periodic postretirement benefit cost for the year ended December 31, 2005.

In September 2006, the FASB issued SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” SFAS 158.  SFAS 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the overfunded or underfunded status of the benefit plans as of December 31, 2006.  The funded status is to be measured as the difference between the fair value of the plan’s assets and its benefit obligation.  The Company adopted SFAS 158 as of December 31, 2006.

24

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

	Pension Benefits		Other Benefits
	2007	2006	2007	2006

Change in projected benefit obligation:
Benefit obligation at beginning of year	$140,052	$136,513	$24,475	$25,056
Service cost	2,310	2,257	789	815
Interest cost	7,448	7,430	1,423	1,308
Actuarial (gain) loss	679	2,815	1,999	(1,644)
Benefits paid	(8,114)	(8,963)	(962)	(1,060)
Benefit obligation at end of year	$142,375	$140,052	$27,724	$24,475

Change in plan assets:
Fair value of plan assets at beginning of year	$120,426	$109,170	$964	$984
Return on plan assets	9,007	14,139	50	50
Company contributions	6,076	6,080	-	-
Benefits paid	(8,114)	(8,963)	(93)	(70)
Fair value of plan assets at end of year	$127,395	$120,426	$921	$964

Funded status at end of year	$(14,980)	$(19,626)	$(26,803)	$(23,511)

Amounts recognized in accumulated other
comprehensive income:
Net loss	$41,350	$42,526	$6,059	$4,232
Prior service cost	(1,969)	(2,616)	(3,200)	(3,578)
Total accumulated other comprehensive income	$39,381	$39,910	$2,859	$654

Other changes in plan assets and benefit obligations	Pension		Other
recognized in other comprehensive income	2007	2006	2007	2006
Unrecognized actuarial loss	$1,128	n/a	$2,002	n/a
Amortization of net gain	(2,303)	n/a	(176)	n/a
Amortization of prior service cost	647	n/a	378	n/a
Total recognized in other comprehensive income	$(528)	n/a	$2,204	n/a

25

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Plans with underfunded accumulated
benefit obligation:
Projected benefit obligation	$142,375	$140,052	n/a	n/a
Accumulated benefit obligation	136,445	134,361	n/a	n/a
Fair value of plan assets	127,395	120,426	n/a	n/a

Weighted average assumptions used
to determine benefit obligations
at December 31:
Discount rate	5.50%	5.50%	5.75%	5.75%
Expected return on plan assets	8.00	8.00	5.50	5.50
Rate of compensation increase	3.75	3.75	-	-

Weighted average assumptions used
to determine net periodic benefit
cost for years ended December 31:
Discount rate	5.50%	5.50%	5.75%	5.75%
Expected return on plan assets	8.00	8.00	5.50	5.50
Rate of compensation increase	3.75	3.75	-	-

The assumed growth rate of health care costs has a significant effect on the benefit amounts reported, as the table below demonstrates.

	One Percentage Point
	Change in the Growth Rate
	Increase	Decrease

Service and interest cost components	$433	$(363)
Postretirement benefit obligation	4,741	(3,933)

For measurement purposes a 11.5% annual increase in the per capita cost of covered health care benefits was assumed to decrease gradually to 6% in 2018 and thereafter.

	Pension Benefits			Other Benefits
	2007	2006	2005	2007	2006	2005
The following table provides the
components of net periodic benefit
cost for the years ended December 31:
Service cost	$2,310	$2,257	$2,246	$789	$815	$598
Interest cost	7,448	7,430	7,341	1,423	1,308	1,099
Expected return on plan assets	(9,456)	(8,537)	(8,064)	(53)	(54)	(57)
Amortization of:
Unrecognized actuarial loss	2,303	3,000	2,731	176	115	6
Unrecognized prior service cost	(647)	(647)	(647)	(378)	(378)	(204)
Net periodic benefits cost	1,958	3,503	3,607	1,957	1,806	1,442
Total recognized in other comprehensive income	(528)	-	-	2,204	-	-
Total recognized in net periodic benefit cost and
other comprehensive income	$1,430	$-	$-	$4,161	$-	$-

The estimated net loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $2,226 and ($647), respectively.

26

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

The estimated net loss and prior service cost for the other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $240 and ($378), respectively.

8.   SHARE-BASED PAYMENT

The Company has a long-term incentive plan for senior management that awards participants for the increase in the share price of the Company’s common stock through units (phantom shares) assigned by the Board of Directors.  The awards are calculated over three-year intervals on a calendar year basis.  At the conclusion of each three-year interval, participants will receive awards based on the increase in the share price during a defined measurement period, times the number of units.  The increase in the share price will be determined based on the change in the share price from the beginning to the end of the three-year interval.  Dividends are accrued and paid at the end of each three-year interval to the extent that they exceed negative stock price appreciation.  Plan payments are contingent on the continued employment of the participant unless termination is due to a qualifying event such as death, disability or retirement.

Information about the outstanding three-year intervals as of December 31, 2007, were as follows:

Defined
Measurement	Number	Grant
Period	of Units	Price
2005-2007	98,860	$ 48.86
2006-2008	169,634	$ 50.21
2007-2009	179,488	$ 52.10
2008-2010	178,133	$ 44.33

During 2007, the plan made a payment of $1.0 million to plan participants for the three-year interval ended December 31, 2006.  During 2006, the plan made a payment of $1.5 million to plan participants for the three-year interval ended December 31, 2005.  No payments were made in 2005. The cost of compensation that reduced operating expense for 2007 was $564 and the associated tax benefit was $197.  The cost of compensation charged as an operating expense was $1,145 for 2006 (2005-$1,157) and the associated tax benefit was $401 for 2006 (2005-$405).

9. SEGMENT INFORMATION

The Company has three reportable business segments, which are defined based on the nature of the products and services offered:  Individual Insurance, Group Insurance and Old American.  The Individual Insurance segment consists of individual insurance products for both Kansas City Life and Sunset Life.  The Individual Insurance segment is marketed through a nationwide sales force of independent general agents.  The Group Insurance segment consists of sales of group life, dental, vision and disability products.  This segment is marketed through a nationwide sales force of independent general agents, group brokers and third-party marketing arrangements.  Old American consists of individual insurance products designed primarily as final expense products.  These products are marketed through a nationwide general agency sales force with exclusive territories, using direct response marketing to supply agents with leads.

Insurance revenues, as shown in the Consolidated Statements of Income, consist of premiums and contract charges, less reinsurance ceded.  Other revenues include other sources of customer revenue, such as supplemental contract considerations, accumulated policyholder dividend receipts and third-party administrative and service fees related to the Company’s Group Insurance Segment.  It is preferable to consider the sum of both insurance revenues and other revenues in evaluating total revenues from all customer relationships and we define this as “customer revenues” for segment reporting purposes.  Customer revenues are added to net investment income and realized investment gains (losses) to reconcile to the Company’s total revenues.

Separate investment portfolios are maintained for each of the three life insurance companies of the Company.  However, investments are allocated to the Group Insurance segment based upon its cash flows.  Its investment income is modeled using the year of investment method.  Home office functions are fully integrated for the three companies in order to maximize economies of scale.  Therefore, operating expenses are allocated to the segments based upon internal cost studies, which are consistent with industry cost methodologies.

27

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Inter-segment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10% or more of the Company's revenue.

	Individual	Group	Old	Intercompany
	Insurance	Insurance	American	Eliminations	Total
2007:
Insurance revenues	$124,190	$45,776	$62,479	$(551)	$231,894
Other revenues	11,214	278	7	-	11,499
Customer revenues	135,404	46,054	62,486	(551)	243,393
Net investment income	176,666	426	13,313	-	190,405
Realized investment gains (losses)	5,820	-	(394)	-	5,426
Total revenues	317,890	46,480	75,405	(551)	439,224

Policyholder benefits	93,200	30,061	43,197	-	166,458
Interest credited to policyholder account balances	91,215	-	-	-	91,215
Amortization of deferred acquisition costs
and value of business acquired	27,568	-	12,765	-	40,333
Operating expenses	55,283	19,309	14,266	(551)	88,307
Total benefits and expenses	267,266	49,370	70,228	(551)	386,313

Income (loss) before income tax expense (benefit)	50,624	(2,890)	5,177	-	52,911
Income tax expense (benefit)	15,822	(867)	2,295	-	17,250
Segment net income (loss)	$34,802	$(2,023)	$2,882	$-	$35,661

Segment assets	$3,977,585	$8,410	$366,113	$-	$4,352,108
Interest expense	$1,364	$-	$264	$-	$1,628

2006:
Insurance revenues	$127,218	$44,577	$64,043	$(574)	$235,264
Other revenues	10,717	608	24	-	11,349
Customer revenues	137,935	45,185	64,067	(574)	246,613
Net investment income	182,766	272	13,242	-	196,280
Realized investment gains	5,300	-	321	-	5,621
Total revenues	326,001	45,457	77,630	(574)	448,514

Policyholder benefits	95,603	28,596	43,706	-	167,905
Interest credited to policyholder account balances	94,648	-	-	-	94,648
Amortization of deferred acquisition costs
and value of business acquired	30,581	-	11,730	-	42,311
Operating expenses	59,952	19,114	14,588	(574)	93,080
Total benefits and expenses	280,784	47,710	70,024	(574)	397,944

Income (loss) before income tax expense (benefit)	45,217	(2,253)	7,606		50,570
Income tax expense (benefit)	12,049	(676)	2,279		13,652
Segment net income (loss)	$33,168	$(1,577)	$5,327	$-	$36,918

Segment assets	$4,085,189	$6,066	$366,540	$-	$4,457,795
Interest expense	$1,191	$-	$226	$-	$1,417

1 Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows:  insurance revenues from the Group Insurance segment, and operating expenses from the Individual Insurance segment, to arrive at Consolidated Statements of Income.

28

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

	Individual	Group	Old	Intercompany
	Insurance	Insurance	American	Eliminations	Total
2005:
Insurance revenues	$132,162	$40,870	$66,015	$(544)	$238,503
Other revenues	9,641	661	10	-	10,312
Customer revenues	141,803	41,531	66,025	(544)	248,815
Net investment income	181,311	233	13,064	-	194,608
Realized investment gains (losses)	6,488	-	(375)	-	6,113
Total revenues	329,602	41,764	78,714	(544)	449,536

Policyholder benefits	99,294	25,950	44,457	-	169,701
Interest credited to policyholder account balances	98,637	-	-	-	98,637
Amortization of deferred acquisition costs				-
and value of business acquired	29,640	-	13,418	-	43,058
Operating expenses	56,638	19,220	13,830	(544)	89,144
Total benefits and expenses	284,209	45,170	71,705	(544)	400,540

Income (loss) before income tax expense (benefit)	45,393	(3,406)	7,009	-	48,996
Income tax expense (benefit)	11,754	(1,022)	2,080	-	12,812
Segment net income (loss)	$33,639	$(2,384)	$4,929	$-	$36,184

Segment assets	$4,170,536	$6,671	$378,172	$-	$4,555,379
Interest expense	$1,824	$-	$593	$-	$2,417

1 Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows:  insurance revenues from the Group Insurance segment, and operating expenses from the Individual Insurance segment, to arrive at Consolidated Statements of Income.

Enterprise-Wide Disclosures
	2007	2006	2005
Customer revenues by line of business:
Traditional individual insurance products, net	$74,696	$76,191	$82,888
Interest sensitive products	93,993	97,177	97,506
Variable life insurance and annuities	17,429	17,319	17,239
Group life and disability products, net	45,776	44,577	40,870
Insurance revenues	231,894	235,264	238,503
Other revenues	11,499	11,349	10,312
Customer revenues	$243,393	$246,613	$248,815

29

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

10. PROPERTY and EQUIPMENT

Property and equipment are stated at cost and depreciated over estimated useful lives using the straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment is depreciated over 3 to 10 years.  The table below provides information as of December 31.

	2007	2006

Land	$766	$766
Home office complex	20,375	20,427
Furniture and equipment	45,460	45,843
	66,601	67,036

Less accumulated depreciation	(38,820)	(37,672)

	$27,781	$29,364

30

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

11. REINSURANCE

The table below provides information about reinsurance for the years ended December 31.

	2007	2006	2005

Life insurance in force (in millions) :
Direct	$29,406	$29,398	$28,943
Ceded	(14,315)	(13,836)	(13,354)
Assumed	1,729	1,863	2,006

Net	$16,820	$17,425	$17,595

Premiums:
Life insurance:
Direct	$125,667	$125,147	$131,475
Ceded	(46,291)	(45,406)	(45,512)
Assumed	3,616	4,031	4,144

Net	$82,992	$83,772	$90,107

Accident and health:
Direct	$46,177	$46,748	$43,947
Ceded	(8,697)	(9,752)	(10,296)
Assumed	-	-	-

Net	$37,480	$36,996	$33,651

Old American has a coinsurance agreement that reinsures certain whole life policies issued by Old American prior to December 1, 1986.  These policies had a face value of $51.0 million as of December 31, 2007.  The reserve for future policy benefits ceded under this agreement was $26.2 million (2006 – $28.4 million).

Kansas City Life acquired a block of traditional life and universal life products in 1997.  As of December 31, 2007, the block had $1.7 billion of life insurance in force (2006 – $1.8 billion).  The block generated life insurance premiums of $2.1 million net of reinsurance (2006 – $2.7 million).

Sunset Life entered into a yearly renewable term reinsurance agreement January 1, 2002, whereby it ceded 80% of its retained mortality risk on traditional and universal life policies.  As of December 31, 2007, the insurance in force ceded approximates $2.0 billion (2006 – $2.1 billion) and premiums totaled $8.9 million.

Reinsurance receivables were $162.3 million at year end 2007, consisting of reserves ceded of $149.5 million and claims ceded of $12.8 million.

The maximum retention on any one life is $350 thousand for ordinary life plans and $100 thousand for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts.  Reinsurers' solvency is reviewed annually.

31

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

12. COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes the unrealized investment gains or losses on securities available for sale (net of reclassification adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA and policyholder account balances.  In addition, other comprehensive income (loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS 158.  The adjustment to adopt SFAS 158 consists of pension and postretirement net losses and prior service costs.  Other comprehensive income (loss) also includes deferred income taxes on these items.  The table below provides information about comprehensive income for the years ended December 31.

	Unrealized	Pension
	Gain (Loss)	and Other
	on Securities	Benefits	Total
2007:
Unrealized gains arising during the year	$8,907	$-	$8,907
Less: Realized losses included in net income	(1,650)	-	(1,650)
Net unrealized gain	10,557	-	10,557
Increase in minimum pension liability	-	(1,676)	(1,676)
Effect on DAC	(687)	-	(687)
Effect on VOBA	85	-	85
Policyholder account balances	(115)	-	(115)
Deferred income taxes	(3,444)	587	(2,857)
Other comprehensive income (loss)	$6,396	$(1,089)	5,307
Net income			35,661
Comprehensive income			$40,968

	Unrealized	Minimum
	Gain (Loss)	Pension
	on Securities	Liability	Total
2006:
Unrealized losses arising during the year	$(30,716)	$-	$(30,716)
Less: Realized gains included in net income	1,816	-	1,816
Net unrealized losses	(32,532)	-	(32,532)
Decrease in minimum pension liability	-	5,620	5,620
Effect on DAC	2,056	-	2,056
Effect on VOBA	851	-	851
Policyholder account balances	4,603	-	4,603
Deferred income taxes	8,782	(1,968)	6,814
Other comprehensive loss	$(16,240)	$3,652	(12,588)
Net income			36,918
Comprehensive income			$24,330

32

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

	Unrealized	Minimum
	Gain (Loss)	Pension
	on Securities	Liability	Total
2005:
Unrealized losses arising during the year	$(66,050)	$-	$(66,050)
Less: Realized losses included in net income	(1,613)	-	(1,613)
Net unrealized losses	(64,437)	-	(64,437)
Increase in minimum pension liability	-	(6)	(6)
Effect on DAC	4,689	-	4,689
Effect on VOBA	95	-	95
Policyholder account balances	6,408	-	6,408
Deferred income taxes	18,612	2	18,614
Other comprehensive loss	$(34,633)	$(4)	(34,637)
Net income			36,184
Comprehensive income			$1,547

The following table provides accumulated balances related to each component of accumulated other comprehensive loss.

	Unrealized	Minimum
	Gain (Loss)	Pension
	on Securities	Liability	Total
2006:
Beginning of year	$17,489	$(25,895)	$(8,406)
Other comprehensive income (loss)	(16,240)	3,652	(12,588)
Adjustment to adopt SFAS 158	-	(4,124)	(4,124)

End of year	1,249	(26,367)	(25,118)

2007:
Other comprehensive income (loss)	6,396	(1,089)	5,307

End of year	$7,645	$(27,456)	$(19,811)

13. FAIR VALUE of FINANCIAL INSTRUMENTS

The carrying amounts for cash, short-term investments and policy loans, as reported in the accompanying balance sheet, approximate their fair values. The fair values for securities were based on quoted market prices, where available.  For those securities not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, were estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  Fair values for mortgage loans were based upon discounted cash flow analyses using an interest rate assumption above comparable U.S. Treasury rates.  The fair value of bank deposits, checking, savings and money market accounts was the amount payable on demand.

Fair values for liabilities under investment-type insurance contracts, included with policyholder account balances for fixed deferred annuities and with other policyholder funds for supplementary contracts without life contingencies, were estimated to be their cash surrender values.

33

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

Fair values for the Company's insurance contracts other than investment contracts were not required to be disclosed.  However, the fair values of liabilities under all insurance contracts were taken into consideration in the Company's overall management of interest rate risk.

At year-end 2007, all of the Company’s notes payable had a carrying value which approximated their fair value.  The Company’s other liabilities are generally short-term in nature and their carrying value approximates their fair value.

Following are the carrying amounts and fair values of financial instruments as of December 31.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Investments:
Securities available for sale	$2,690,222	$2,690,222	$2,771,790	$2,771,790
Mortgage loans	450,148	464,211	472,019	471,680
Liabilities:
Individual and group annuities	$987,014	$963,626	$1,068,286	$1,038,533
Notes payable	10,400	10,400	14,700	14,700
Bank deposits	-	-	37,799	37,799
Supplementary contracts
without life contingencies	67,258	67,296	67,908	67,927

14. QUARTERLY CONSOLIDATED FINANCIAL DATA (unaudited)

The unaudited quarterly results of operations for the years ended December 31, 2007 and 2006 are summarized in the table below.

	First	Second	Third	Fourth
2007:
Total revenues	$113,027	$109,885	$108,791	$107,521

Net income	8,306	11,812	9,131	6,412

Per common share,
basic and diluted	0.70	1.00	0.77	0.54

2006:
Total revenues	$111,092	$112,521	$111,227	$113,674

Net income	7,189	10,109	9,526	10,094

Per common share,
basic and diluted	0.60	0.85	0.80	0.86

34

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (Continued)

15. COMMITMENTS

In the normal course of business, the Company has open purchase and sale commitments.  At December 31, 2007, the Company had purchase commitments to fund mortgage loans and other investments of $10.5 million. Subsequent to December 31, 2007, the Company entered into commitments to fund additional mortgage loans of $7.9 million, purchase real estate investments of $4.4 million, sales of real estate investments for $1.1 million and construction of real estate investments of $2.8 million.

16. CONTINGENT LIABILITIES

The life insurance industry, including the Company, has been subject to an increase in litigation in recent years.  Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company’s business, results of operations or financial position.

17.  GUARANTEES AND INDEMNIFICATIONS

The Company is subject to various indemnification obligations issued in conjunction with certain transactions, primarily assumption reinsurance agreements, stock purchase agreements, mortgage servicing agreements, construction and lease guarantees and borrowing agreements whose terms range in duration and often are not explicitly defined.  Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated.  While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications, and therefore such indemnifications would not result in a material adverse effect on the Company’s business, financial position or results of operations.

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Kansas City Life Insurance Company

We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I-V.  We also have audited the Company’s internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company's management is responsible for these consolidated financial statements and financial statement schedules, for maintaining effective internal control over financial reporting, and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting (Item 9A). Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules, and an opinion on the Company's internal control over financial reporting based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audits of the consolidated financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk.  Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1 to the consolidated financial statements, the Company adopted American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-01, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges in Insurance Contracts”, effective January 1, 2007 and Financial Accounting Standards Board Interpretation (FIN) No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109”, effective January 1, 2007.

Also in our opinion, Kansas City Life Insurance Company and Subsidiaries maintained, in all material respects, effective internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control - Integrated Framework issued by COSO of the Treadway Commission,

/s/KPMG LLP

Kansas City, MO
February 29, 2008

36

STOCKHOLDER INFORMATION

CORPORATE HEADQUARTERS
Kansas City Life Insurance Company
3520 Broadway
Post Office Box 219139
Kansas City, Missouri 64121-9139
Telephone:  (816) 753-7000
Fax: (816) 753-4902
Internet: http://www.kclife.com
E-mail: kclife@kclife.com

NOTICE OF ANNUAL MEETING
The annual meeting of stockholders will be held at 9 a.m. on Thursday, April 24, 2008 at Kansas City Life's corporate headquarters.

TRANSFER AGENT
Cheryl Keefer, Assistant Secretary
Kansas City Life Insurance Company
Post Office Box 219139
Kansas City, Missouri 64121-9139

10-K REQUEST
Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.

SECURITY HOLDERS
As of January 31, 2008, Kansas City Life had approximately 2,500 security holders, including individual participants in security position listings.

37

STOCK AND DIVIDEND INFORMATION
 Stock Quotation Symbol
NASDAQ—KCLI

The following table presents the high and low prices for the Company’s common stock for the periods indicated and the dividends declared per share during such periods.

	Bid		Dividend
	High	Low	Paid

2007:
First quarter	$52.28	$44.35	$2.27
Second quarter	47.95	44.61	0.27
Third quarter	50.79	38.18	0.27
Fourth quarter	50.48	40.00	0.27
			$3.08
2006:
First quarter	$53.04	$48.75	$0.27
Second quarter	51.27	41.57	0.27
Third quarter	46.08	41.82	0.27
Fourth quarter	58.97	44.36	0.27
			$1.08

A quarterly dividend of $0.27 per share was paid February 12, 2008.

NASDAQ market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.

38

KANSAS CITY LIFE
VARIABLE ANNUITY
SEPARATE ACCOUNT

FINANCIAL STATEMENTS
Years ended December 31, 2007 and 2006

TABLE OF CONTENTS

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
DECEMBER 31, 2007

			Century II Variable Annuity		Freedom Variable Annuity
	Number		Number	Unit	Number	Unit	Fair
Net Assets	Shares	NAV	of Units	Value	of Units	Value	Value	Cost
							(in thousands)
Federated Insurance Series
American Leaders Fund II	552,107	$ 17.13	434,263	$ 21.595	5,375	$ 14.811	$ 9,458	$ 10,439
High Income Bond Fund II	1,044,012	7.49	394,671	17.544	62,344	14.361	7,820	8,007
Prime Money Fund II	9,433,862	1.00	678,008	13.137	50,119	10.519	9,434	9,434

MFS Variable Insurance Trust
Research Series	661,578	20.28	605,553	21.962	6,377	18.474	13,417	10,796
Emerging Growth Series	567,251	25.01	622,108	22.675	4,142	19.494	14,187	11,212
Total Return Series	754,618	21.68	630,832	24.485	62,663	14.588	16,360	14,737
Research Bond Series	562,640	11.60	371,585	16.943	19,682	11.730	6,527	6,482
Strategic Income Series	197,757	10.54	131,003	14.853	11,247	12.321	2,084	2,078
Utilities Series	1,111,518	34.48	795,664	46.730	35,896	31.869	38,325	25,759

American Century Variable Portfolios
VP Capital Appreciation Fund	459,663	15.98	347,992	20.817	3,938	25.716	7,346	4,761
VP International Fund	957,881	11.86	438,043	25.487	8,498	23.075	11,360	8,627
VP Value Fund	1,588,573	7.47	1,060,538	10.704	31,001	16.616	11,867	12,437
VP Income & Growth Fund	411,189	8.46	391,267	8.378	11,807	16.993	3,479	3,069
VP Ultra Fund	202,943	12.15	167,063	14.377	4,495	14.212	2,466	2,099
VP Mid Cap Value Fund	14,853	12.94	17,114	10.645	945	10.600	192	205

American Century Variable Portfolios II
VP Inflation Protection Fund (Class II)	206,731	10.55	171,412	11.383	20,412	11.253	2,181	2,125

Dreyfus Variable Investment Fund
Appreciation Portfolio	215,647	44.86	558,844	17.214	3,398	15.831	9,674	7,781
Developing Leaders Portfolio	317,392	32.34	698,757	14.643	2,416	13.405	10,264	12,671

Dreyfus Stock Index Fund, Inc.	645,182	37.40	1,363,084	17.312	31,057	17.116	24,130	20,417

The Dreyfus Socially Responsible Growth Fund, Inc.	39,006	30.50	41,502	28.618	127	15.475	1,190	1,202

1

JPMorgan Series Trust II
U.S. Large Cap Core Equity Portfolio	175,773	15.79	166,788	16.415	2,364	15.943	2,775	2,565
Small Company Portfolio	308,344	16.06	252,929	18.796	10,708	18.478	4,952	5,011
Mid Cap Value Portfolio	230,196	30.67	378,020	17.960	15,255	17.753	7,060	6,597

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	280,747	24.97	333,630	20.655	6,481	18.358	7,010	7,954
Franklin Small-Mid Cap Growth Securities Fund (Class II)	73,755	22.91	201,841	8.256	1,276	18.321	1,690	1,423
Templeton Developing Markets Securities Fund (Class II)	594,859	16.00	322,369	27.742	15,336	37.461	9,518	7,256
Templeton Foreign Securities Fund (Class II)	412,506	20.25	253,681	31.705	13,537	22.930	8,353	6,727

Calamos Advisors Trust
Calamos Growth and Income Portfolio	2,111,328	14.32	1,570,694	18.783	44,983	16.277	30,234	28,531

AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I)	56,634	29.37	284,300	5.832	301	17.643	1,663	1,494
V.I. Technology Fund (Series I)	89,566	15.10	427,420	2.946	5,262	17.728	1,352	1,305
V.I. Core Equity Fund (Series I)	67,995	29.11	244,534	8.019	1,122	16.434	1,980	1,727

Seligman Portfolios, Inc.
Communications and Information Portfolio (Class II)	274,353	19.27	578,384	8.932	5,249	22.957	5,287	3,850
Capital Portfolio (Class II)	219,725	16.74	450,130	8.094	1,832	19.104	3,678	3,014
Smaller-Cap Value Portfolio (Class II)	166,540	17.03	155,264	17.906	3,164	17.700	2,836	3,013

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	76,041	27.46	145,674	11.055	43,275	11.037	2,088	2,462
VIP Freedom Funds - Income	5,909	10.78	6,242	10.206	-	10.189	64	65
VIP Freedom Funds - 2010	15,117	11.92	16,107	10.268	1,445	10.250	180	185
VIP Freedom Funds - 2015	65,002	12.26	77,469	10.287	-	10.270	797	821
VIP Freedom Funds - 2020	108,262	12.60	130,319	10.305	2,052	10.288	1,364	1,416
VIP Freedom Funds - 2025	12,329	12.68	15,154	10.316	-	10.299	156	162
VIP Freedom Funds - 2030	28,868	12.99	33,774	10.333	2,520	10.316	375	390

Total Net Assets							$ 295,173	$ 260,306

See accompanying Notes to Financial Statements

2

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime		Emerging	Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Investment Income:
Income:
Dividend Distributions	$168	565	366	92	-	446	174	71	344
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	158	108	112	190	203	246	77	24	514
Investment Income (Loss)	10	457	254	(98)	(203)	200	97	47	(170)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	46	(65)	-	549	577	541	(11)	(1)	2,846
Capital Gains Distributions	1,263	-	-	-	-	427	-	-	2,491
Unrealized Appreciation (Depreciation)	(2,502)	(253)	-	1,009	2,180	(686)	70	(9)	3,033
Net Gain (Loss) on Investments	(1,193)	(318)	-	1,558	2,757	282	59	(10)	8,370

Change in Net Assets from Operations	$(1,183)	139	254	1,460	2,554	482	156	37	8,200

3

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Developing
	Appreciation	International	Value	Growth	Ultra	Mid-Cap	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Investment Income:
Income:
Dividend Distributions	$-	66	184	75	-	1	67	170	101
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	91	143	174	55	25	3	22	148	180
Investment Income (Loss)	(91)	(77)	10	20	(25)	(2)	45	22	(79)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	523	770	151	257	60	2	(5)	681	(391)
Capital Gains Distributions	-	-	956	-	-	2	-	-	1,766
Unrealized Appreciation (Depreciation)	1,874	804	(1,947)	(306)	287	(15)	87	(126)	(2,763)
Net Gain (Loss) on Investments	2,397	1,574	(840)	(49)	347	(11)	82	555	(1,388)

Change in Net Assets from Operations	$2,306	1,497	(830)	(29)	322	(13)	127	577	(1,467)

See accompanying Notes to Financial Statements

4

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus				Franklin	Franklin	Templeton
	Dreyfus	Socially	U.S. Large			Global	Small-Mid	Developing	Templeton
	Stock	Responsible	Cap Core	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Company	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Investment Income:
Income:
Dividend Distributions	$423	7	31	-	61	244	-	190	148
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	349	17	41	76	100	140	24	116	106
Investment Income (Loss)	74	(10)	(10)	(76)	(39)	104	(24)	74	42
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	1,326	(11)	87	169	305	245	93	622	472
Capital Gains Distributions	-	-	-	251	308	755	124	621	337
Unrealized Appreciation (Depreciation)	(484)	96	(77)	(718)	(540)	(3,448)	(40)	617	118
Net Gain (Loss) on Investments	842	85	10	(298)	73	(2,448)	177	1,860	927

Change in Net Assets from Operations	$916	75	-	(374)	34	(2,344)	153	1,934	969

5

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth &	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Investment Income:
Income:
Dividend Distributions	$424	-	-	22	-	-	-
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	447	25	18	26	73	49	41
Investment Income (Loss)	(23)	(25)	(18)	(4)	(73)	(49)	(41)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	1,257	36	15	60	355	233	83
Capital Gains Distributions	2,215	-	-	-	-	-	311
Unrealized Appreciation (Depreciation)	(1,207)	166	75	58	372	275	(293)
Net Gain (Loss) on Investments	2,265	202	90	118	727	508	101

Change in Net Assets from Operations	$2,242	177	72	114	654	459	60

See accompanying Notes to Financial Statements

6

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	Total

Investment Income:
Income:
Dividend Distributions	$14	2	4	18	26	3	7	4,514
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	10	-	1	2	4	1	1	4,140
Investment Income (Loss)	4	2	3	16	22	2	6	374
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	5	-	-	-	(7)	-	-	11,875
Capital Gains Distributions	468	-	3	16	29	3	10	12,356
Unrealized Appreciation (Depreciation)	(374)	(2)	(5)	(24)	(52)	(6)	(15)	(4,771)
Net Gain (Loss) on Investments	99	(2)	(2)	(8)	(30)	(3)	(5)	19,460

Change in Net Assets from Operations	$103	-	1	8	(8)	(1)	1	19,834

See accompanying Notes to Financial Statements

7

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime		Emerging	Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$10	457	254	(98)	(203)	200	97	47	(170)
Realized Gain (Loss)	1,309	(65)	-	549	577	968	(11)	(1)	5,337
Unrealized Appreciation (Depreciation)	(2,502)	(253)	-	1,009	2,180	(686)	70	(9)	3,033
Change in Net Assets from Operations	(1,183)	139	254	1,460	2,554	482	156	37	8,200

Deposits	537	532	20,851	717	709	757	588	188	2,543

Payments and Withdrawals:
Death Benefits	42	29	42	106	135	172	29	-	94
Withdrawals	1,809	870	2,930	1,728	2,252	2,897	827	168	5,574
Administrative Fees	8	4	16	11	14	10	5	1	20
Transfers (in) out	621	(984)	15,594	111	1,035	(658)	(1,649)	(505)	(1,687)
Payments and Withdrawals	2,480	(81)	18,582	1,956	3,436	2,421	(788)	(336)	4,001

Net Assets:
Net Increase (Decrease)	(3,126)	752	2,523	221	(173)	(1,182)	1,532	561	6,742
Beginning of Year	12,584	7,068	6,911	13,196	14,360	17,542	4,995	1,523	31,583

End of Year	$9,458	7,820	9,434	13,417	14,187	16,360	6,527	2,084	38,325

See accompanying Notes to Financial Statements

8

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Developing
	Appreciation	International	Value	Growth	Ultra	Mid-Cap	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(91)	(77)	10	20	(25)	(2)	45	22	(79)
Realized Gain (Loss)	523	770	1,107	257	60	4	(5)	681	1,375
Unrealized Appreciation (Depreciation)	1,874	804	(1,947)	(306)	287	(15)	87	(126)	(2,763)
Change in Net Assets from Operations	2,306	1,497	(830)	(29)	322	(13)	127	577	(1,467)

Deposits	383	827	858	247	211	50	268	515	594

Payments and Withdrawals:
Death Benefits	18	43	20	13	-	-	5	212	185
Withdrawals	984	1,616	1,563	839	221	10	212	2,207	2,004
Administrative Fees	4	10	8	3	2	-	2	8	10
Transfers (in) out	(220)	(1,697)	(1,924)	(230)	(581)	(102)	(566)	250	1,533
Payments and Withdrawals	786	(28)	(333)	625	(358)	(92)	(347)	2,677	3,732

Net Assets:
Net Increase (Decrease)	1,903	2,352	361	(407)	891	129	742	(1,585)	(4,605)
Beginning of Year	5,443	9,008	11,506	3,886	1,575	63	1,439	11,259	14,869

End of Year	$7,346	11,360	11,867	3,479	2,466	192	2,181	9,674	10,264

9

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus				Franklin	Franklin	Templeton
	Dreyfus	Socially	U.S. Large			Global	Small-Mid	Developing	Templeton
	Stock	Responsible	Cap Core	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Company	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$74	(10)	(10)	(76)	(39)	104	(24)	74	42
Realized Gain (Loss)	1,326	(11)	87	420	613	1,000	217	1,243	809
Unrealized Appreciation (Depreciation)	(484)	96	(77)	(718)	(540)	(3,448)	(40)	617	118
Change in Net Assets from Operations	916	75	-	(374)	34	(2,344)	153	1,934	969

Deposits	1,331	111	265	480	764	1,298	71	663	637

Payments and Withdrawals:
Death Benefits	267	3	12	21	17	30	-	15	34
Withdrawals	4,174	221	464	1,034	1,129	1,469	191	716	968
Administrative Fees	22	1	3	5	5	6	1	7	6
Transfers (in) out	(1,503)	24	(444)	(625)	(986)	2,068	30	(744)	(964)
Payments and Withdrawals	2,960	249	35	435	165	3,573	222	(6)	44

Net Assets:
Net Increase (Decrease)	(713)	(63)	230	(329)	633	(4,619)	2	2,603	1,562
Beginning of Year	24,843	1,253	2,545	5,281	6,427	11,629	1,688	6,915	6,791

End of Year	$24,130	1,190	2,775	4,952	7,060	7,010	1,690	9,518	8,353

See accompanying Notes to Financial Statements

10

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth &	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$(23)	(25)	(18)	(4)	(73)	(49)	(41)
Realized Gain (Loss)	3,472	36	15	60	355	233	394
Unrealized Appreciation (Depreciation)	(1,207)	166	75	58	372	275	(293)
Change in Net Assets from Operations	2,242	177	72	114	654	459	60

Deposits	1,336	74	86	184	390	323	264

Payments and Withdrawals:
Death Benefits	185	4	4	-	18	10	11
Withdrawals	5,079	167	125	244	586	575	405
Administrative Fees	26	2	2	1	6	3	3
Transfers (in) out	(35)	313	(146)	(266)	(18)	5	(235)
Payments and Withdrawals	5,255	486	(15)	(21)	592	593	184

Net Assets:
Net Increase (Decrease)	(1,677)	(235)	173	319	452	189	140
Beginning of Year	31,911	1,898	1,179	1,661	4,835	3,489	2,696

End of Year	$30,234	1,663	1,352	1,980	5,287	3,678	2,836

11

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$4	2	3	16	22	2	6	374
Realized Gain (Loss)	473	-	3	16	22	3	10	24,231
Unrealized Appreciation (Depreciation)	(374)	(2)	(5)	(24)	(52)	(6)	(15)	(4,771)
Change in Net Assets from Operations	103	-	1	8	(8)	(1)	1	19,834

Deposits	139	19	3	332	681	22	52	40,900

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	1,776
Withdrawals	46	-	-	1	-	-	1	46,306
Administrative Fees	-	-	-	1	1	-	1	238
Transfers (in) out	(1,892)	(45)	(176)	(459)	(692)	(135)	(324)	1,092
Payments and Withdrawals	(1,846)	(45)	(176)	(457)	(691)	(135)	(322)	49,412

Net Assets:
Net Increase (Decrease)	2,088	64	180	797	1,364	156	375	11,322
Beginning of Year	-	-	-	-	-	-	-	283,851

End of Year	$2,088	64	180	797	1,364	156	375	295,173

See accompanying Notes to Financial Statements

12

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2006
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime		Emerging	Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$17	483	169	(116)	(202)	169	156	55	166
Realized Gain (Loss)	1,747	(103)	-	193	10	990	(19)	3	2,524
Unrealized Appreciation (Depreciation)	(30)	232	-	1,037	1,079	549	(15)	19	4,522
Change in Net Assets from Operations	1,734	612	169	1,114	887	1,708	122	77	7,212

Deposits	473	441	15,815	600	687	818	249	172	1,290

Payments and Withdrawals:
Death Benefits	48	50	48	100	62	153	3	-	266
Withdrawals	1,757	1,232	2,287	1,702	1,689	2,463	996	258	3,669
Administrative Fees	9	4	13	12	16	11	3	1	18
Transfers (in) out	539	(342)	11,769	(213)	357	458	163	(46)	(2,002)
Payments and Withdrawals	2,353	944	14,117	1,601	2,124	3,085	1,165	213	1,951

Net Assets:
Net Increase (Decrease)	(146)	109	1,867	113	(550)	(559)	(794)	36	6,551
Beginning of Year	12,730	6,959	5,044	13,083	14,910	18,101	5,789	1,487	25,032

End of Year	$12,584	7,068	6,911	13,196	14,360	17,542	4,995	1,523	31,583

13

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

	VP			VP		VP	VP Inflation
	Capital	VP	VP	Income	VP	Mid Cap	Protection		Developing
	Appreciation	International	Value	& Growth	Ultra	Value	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Fund	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(69)	11	(7)	18	(27)	-	29	24	(159)
Realized Gain (Loss)	68	282	942	136	48	1	(13)	343	1,446
Unrealized Appreciation (Depreciation)	715	1,371	674	372	(123)	2	(17)	1,142	(909)
Change in Net Assets from Operations	714	1,664	1,609	526	(102)	3	(1)	1,509	378

Deposits	302	525	702	166	104	6	64	384	696

Payments and Withdrawals:
Death Benefits	18	67	37	6	67	-	-	36	90
Withdrawals	488	994	1,283	858	239	1	364	1,892	2,465
Administrative Fees	4	7	6	2	2	-	1	9	14
Transfers (in) out	(665)	(800)	(1,156)	(316)	330	(55)	(24)	133	883
Payments and Withdrawals	(155)	268	170	550	638	(54)	341	2,070	3,452

Net Assets:
Net Increase (Decrease)	1,171	1,921	2,141	142	(636)	63	(278)	(177)	(2,378)
Beginning of Year	4,272	7,087	9,365	3,744	2,211	-	1,717	11,436	17,247

End of Year	$5,443	9,008	11,506	3,886	1,575	63	1,439	11,259	14,869

See accompanying Notes to Financial Statements

14

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 2006
(in thousands)

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus					Franklin	Templeton
	Dreyfus	Socially				Franklin	Small-Mid	Developing	Templeton
	Stock	Responsible	US Large Cap	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Core Equity	Company	Cap Value	Fund	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	(Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$60	(17)	(9)	(65)	(47)	62	(26)	(14)	(10)
Realized Gain (Loss)	754	(73)	17	221	308	1,283	103	277	292
Unrealized Appreciation (Depreciation)	2,372	180	308	420	533	508	49	912	801
Change in Net Assets from Operations	3,186	90	316	576	794	1,853	126	1,175	1,083

Deposits	1,098	60	124	309	535	629	107	639	383

Payments and Withdrawals:
Death Benefits	139	4	36	29	48	97	15	42	10
Withdrawals	4,109	170	220	401	784	1,183	327	362	634
Administrative Fees	22	2	2	4	4	5	2	4	4
Transfers (in) out	782	159	(200)	(887)	(1,238)	(467)	194	(2,220)	(755)
Payments and Withdrawals	5,052	335	58	(453)	(402)	818	538	(1,812)	(107)

Net Assets:
Net Increase (Decrease)	(768)	(185)	382	1,338	1,731	1,664	(305)	3,626	1,573
Beginning of Year	25,611	1,438	2,163	3,943	4,696	9,965	1,993	3,289	5,218

End of Year	$24,843	1,253	2,545	5,281	6,427	11,629	1,688	6,915	6,791

15

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth and	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$193	(27)	(15)	4	(59)	(50)	(34)	663
Realized Gain (Loss)	3,710	251	(31)	26	169	91	275	16,271
Unrealized Appreciation (Depreciation)	(1,451)	(100)	140	158	671	114	222	16,457
Change in Net Assets from Operations	2,452	124	94	188	781	155	463	33,391

Deposits	1,461	86	106	151	438	249	113	29,982

Payments and Withdrawals:
Death Benefits	291	26	26	25	39	-	23	1,901
Withdrawals	4,623	210	107	240	430	586	457	39,480
Administrative Fees	23	2	2	1	5	4	2	220
Transfers (in) out	(1,612)	108	(165)	(210)	(418)	26	(127)	1,983
Payments and Withdrawals	3,325	346	(30)	56	56	616	355	43,584

Net Assets:
Net Increase (Decrease)	588	(136)	230	283	1,163	(212)	221	19,789
Beginning of Year	31,323	2,034	949	1,378	3,672	3,701	2,475	264,062

End of Year	$31,911	1,898	1,179	1,661	4,835	3,489	2,696	283,851

See accompanying Notes to Financial Statements

16

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements

1. Organization and Significant Accounting Policies

Organization

Kansas City Life Variable Annuity Separate Account (the Account), marketed as Century II Variable Annuity, Century II Affinity Variable Annuity and Century II Freedom Variable Annuity is a separate account of Kansas City Life Insurance Company (KCL).  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL’s other assets and liabilities.  The portion of the Account’s assets applicable to the variable annuity contracts is not available to service the organizations liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts that invest in twelve series-type mutual funds, as listed below with each fund’s objective, or into KCL’s Fixed Account.

Series-Type Mutual Fund	Fund Objective

Federated Insurance Series
American Leaders Fund II	Long-term growth of capital and income by investing primarily in common stock of “blue-chip” companies, which are generally top-quality, established growth companies.

High Income Bond Fund II	High current income by investing in high-yield, lower-rated corporate bonds.

Prime Money Fund II	Current income with stability of principal and liquidity by investing in short-term, high-quality fixed income securities.

MFS Variable Insurance Trust
Research Series	Long-term growth of capital by investing in common stock within targeted industries.

Emerging Growth Series	Long-term growth of capital by investing in common stock and related securities of emerging growth companies.

Total Return Series	Income and opportunities for growth of capital and income by investing in a combination of equity and fixed income securities.

Research Bond Series	Total return with its primary emphasis on current income and secondary emphasis on capital appreciation.

Strategic Income Series	Income and capital appreciation by investing in U.S. and foreign fixed income securities.

Utilities Series	Capital growth and current income by investing in equity and debt securities of domestic and foreign companies in the utilities industry.

17

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

American Century Variable Portfolios
VP Capital Appreciation Fund	Capital growth by investing primarily in common stocks of growing companies.

VP International Fund	Capital growth by investing primarily in common stocks of foreign companies.

VP Value Fund	Long-term capital growth and income by investing primarily in stocks of companies believed to be undervalued.

VP Income & Growth Fund	Capital growth and income by investing primarily in common stocks.

VP Ultra Fund	Long-term capital growth by investing primarily in U.S. large-cap companies.

VP Mid Cap Value Fund	Long-term capital growth and income by investing primarily in stocks of companies believed to be undervalued.

American Century Variable Portfolios II
VP Inflation Protection (Class II)	Long-term total return and protection against U.S. inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

Dreyfus Variable Investment Fund
Appreciation Portfolio	Long-term capital growth and income by investing in common stocks of large “blue chip” companies.

Developing Leaders Portfolio	Capital growth by primarily investing in securities of small U.S. companies.

Dreyfus Stock Index Funds, Inc.	Match the total return of the Standard & Poor’s (S&P) 500 Composite Stock Price Index by investing in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

The Dreyfus Socially Responsible Growth Fund, Inc.
Capital growth and current income by investing in common stocks of companies that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

JPMorgan Series Trust II
U.S. Large Cap Core Equity Portfolio	High total return by investing primarily in large U.S. companies.

Small Company Portfolio	High total return by investing in small companies.

Mid Cap Value Portfolio	Growth from capital appreciation by investing in equity securities of mid-cap companies.

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	Capital appreciation and current income by investing in securities of companies operating in the real estate industry.

18

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Franklin Small-Mid Cap Growth Securities Fund (Class II)	Long-term capital growth by investing primarily in equity securities of small and mid-size U.S. companies.

Templeton Developing Markets Securities Fund (ClassII)	Long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries.

Templeton Foreign Securities Fund (Class II)	Long-term capital growth by investing primarily in equity securities of foreign companies.

Calamos Advisors Trust
Growth and Income Portfolio	High long-term total return by investing primarily in convertible, equity and fixed-income securities.

AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I)	Long-term growth of capital by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

V.I. Technology Fund (Series I)	Capital growth by investing broadly in equity securities across the technology universe.

V.I. Core Equity Fund (Series I)	Long-term growth of capital and income by investing in equity securities of companies believed to be undervalued.

Seligman Portfolios, Inc.
Communications and Information Portfolio (Class II)	Capital gain by investing in securities of companies operating in the communications, information and related industries.

Capital Portfolio (Class II)	Capital appreciation by investing primarily in common stocks of medium-sized U.S. companies.

Smaller-Cap Value Portfolio (Class II)	Long-term capital appreciation by investing generally in smaller companies believed to be undervalued.

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	Long Term Capital Appreciation by investing in growth and value stocks.

VIP Freedom Funds – Income	High Total return with preservation of capital by investing fixed income and short term money market funds.

VIP Freedom Funds – 2010	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2015	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2020	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2025	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2030	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

19

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Fund Changes

During the year ended December 31, 2007, the following portfolios changed their names as summarized, with the effective date of the change, in the following table:

Prior Portfolio Name	Current Portfolio Name	Effective Date

Franklin Real Estate Fund (Class II)	Franklin Global Real Estate Securities Fund (Class II)	May 1, 2007

During the year ended December 31, 2007, the following portfolios were added as summarized, with the effective date of the change:

Portfolio Name	Effective Date

Fidelity VIP Contrafund Portfolio	May 1, 2007

Fidelity VIP Freedom Funds - Income	May 1, 2007

Fidelity VIP Freedom Funds - 2010	May 1, 2007

Fidelity VIP Freedom Funds - 2015	May 1, 2007

Fidelity VIP Freedom Funds - 2020	May 1, 2007

Fidelity VIP Freedom Funds - 2025	May 1, 2007

Fidelity VIP Freedom Funds - 2030	May 1, 2007

Risks and Uncertainties

Certain risks and uncertainties are inherent to the Account’s day-to-day operations and to the process of preparing its financial statements.  The more significant of those risks and uncertainties, as well as the Account’s method for attempting to mitigate the risks, are presented below and throughout the notes to the financial statements.

Financial Statements - The preparation of financial statements on the basis of generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  These estimates are inherently subject to change and actual results could differ from these estimates.

Investments - The Account is exposed to risks that issuers of securities owned by the Series-Type Mutual Funds will default, or that interest rates will change and cause a decrease in the value of the investments.  The market value of the investments and their investment performance, including the realization of gains or losses, may vary depending on economic and market conditions.  Management attempts to mitigate these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements and annual financial statements.

Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount.

Federal Income Taxes

The Account is treated as part of KCL for federal income tax purposes.  Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gains distributions received by the Account from the underlying funds.  Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

20

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (NAV of the underlying mutual fund).  The average cost method is used to determine realized gains and losses.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gains distributions are recorded on the ex-dividend date.

The aggregate cost of purchases and proceeds from sales were as follows:

2007	Cost of Purchases	Proceeds from Sales
	( in thousands)

Federated American Leaders Fund II	$3,008	$3,678
Federated High Income Bond Fund II	3,304	2,235
Federated Prime Money Fund II	46,342	43,818
MFS Research Series	1,919	3,256
MFS Emerging Growth Series	1,097	4,026
MFS Total Return Series	3,437	4,475
MFS Research Bond Series	2,859	1,386
MFS Strategic Income Series	1,025	454
MFS Utilities Series	10,816	9,953
American Century VP Capital Appreciation Fund	1,433	1,927
American Century VP International Fund	4,177	3,399
American Century VP Value Fund	5,833	3,677
American Century VP Income & Growth Fund	1,103	1,462
American Century VP Ultra Fund	1,131	588
American Century VP Mid Cap Value Fund	201	59
American Century VP Inflation Protection Fund (Class II)	1,127	467
Dreyfus Appreciation Portfolio	1,535	3,675
Dreyfus Developing Leaders Portfolio	3,334	4,785
Dreyfus Stock Index Fund, Inc.	5,705	7,260
The Dreyfus Socially Responsible Growth Fund, Inc.	161	309
JPMorgan U.S. Large Cap Core Equity Portfolio	999	778
JPMorgan Small Company Portfolio	2,163	1,943
JPMorgan Mid Cap Value Portfolio	3,486	2,617
Franklin Global Real Estate Securities Fund (Class II)	4,548	5,964
Franklin Small-Mid Cap Growth Securities Fund (Class II)	415	466
Templeton Developing Markets Securities Fund (Class II)	4,245	2,882
Templeton Foreign Securities Fund (Class II)	3,314	2,341
Calamos Growth and Income Portfolio	8,711	10,438
AIM V.I. Capital Appreciation Fund (Series I)	263	700
AIM V.I. Technology Fund (Series I)	374	291
AIM V.I. Core Equity Fund (Series I)	657	456

21

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

2007 (Continued)	Cost of Purchases	Proceeds from Sales
	( in thousands)

Seligman Communications and Information Portfolio (Class II)	$1,088	$1,363
Seligman Capital Portfolio (Class II)	989	1,307
Seligman Smaller-Cap Value Portfolio (Class II)	1,462	1,112
Fidelity VIP Contrafund Portfolio	2,752	294
Fidelity VIP Freedom Funds - Income	66	1
Fidelity VIP Freedom Funds - 2010	186	1
Fidelity VIP Freedom Funds - 2015	829	9
Fidelity VIP Freedom Funds - 2020	1,688	265
Fidelity VIP Freedom Funds - 2025	204	41
Fidelity VIP Freedom Funds - 2030	417	26

2006	Cost of Purchases	Proceeds from Sales
	( in thousands)

Federated American Leaders Fund II	$3,304	$3,601
Federated High Income Bond Fund II	2,368	2,388
Federated Prime Money Fund II	33,853	31,987
MFS Research Series	1,875	2,993
MFS Emerging Growth Series	1,901	3,541
MFS Total Return Series	3,258	4,798
MFS Research Bond Series	1,008	1,742
MFS Strategic Income Series	574	550
MFS Utilities Series	7,333	6,787
American Century VP Capital Appreciation Fund	1,349	962
American Century VP International Fund	2,324	2,055
American Century VP Value Fund	3,644	2,273
American Century VP Income & Growth Fund	876	1,243
American Century VP Ultra Fund	367	928
American Century Mid Cap Value Fund	64	4
American Century VP Inflation Protection Fund (Class II)	459	706
Dreyfus Capital Appreciation Portfolio	1,528	3,191
Dreyfus Developing Leaders Portfolio	3,351	4,912
Dreyfus Stock Index Fund, Inc.	3,137	7,031
The Dreyfus Socially Responsible Growth Fund, Inc.	120	412
JPMorgan U.S. Large Cap Core Equity Portfolio	560	504
JPMorgan Small Company Portfolio	1,782	962
JPMorgan Mid Cap Value Portfolio	2,514	1,499

22

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

2006 (Continued)	Cost of Purchases	Proceeds from Sales
	( in thousands)

Franklin Global Real Estate Securities Fund (Class II)	$3,569	$2,868
Franklin Small-Mid Cap Growth Securities Fund (Class II)	205	662
Templeton Developing Markets Securities Fund (Class II)	4,097	1,659
Templeton Foreign Securities Fund (Class II)	2,225	1,745
Calamos Growth and Income Portfolio	9,541	8,746
AIM V.I. Capital Appreciation Fund (Series I)	496	567
AIM V.I. Technology Fund (Series I)	418	296
AIM V.I. Core Equity Fund (Series I)	511	412
Seligman Communications and Information Portfolio (Class II)	1,321	998
Seligman Capital Portfolio (Class II)	639	1,057
Seligman Smaller-Cap Value (Class II)	862	908

2. Contract Charges

Century II Variable Annuity and Century II Affinity Variable Annuity

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25% of the asset value of the subaccounts of each contract of which 0.70% is for assuming mortality risks and 0.55% is for expense risk.  Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.15% of the asset value of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts an administrative fee of $30 per year for each contract under $50,000.  Other fees are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.  These fees are assessed through the reduction of units from the contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7% in the first three years to 2% in the seventh year.  For the Century II Affinity Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first two years to 2% in the eighth year.  During 2007, $456,000 (2006 - $596,000) was assessed in surrender charges and other contract charges, primarily annual administrative fees, totaled $4,247,000 (2006 - $3,890,000).

Century II Freedom Annuity

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.40% of the asset value of the subaccounts of each contract.  Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.25% of the asset value of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Freedom Variable Annuity, no contingent deferred sales charge nor surrender charges are assessed.  During 2007, $131,000 (2006 - $102,000) was assessed in other contract charges.

23

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

The Mortality and Expense Risk Fees and other Administrative Charges for the year are as follows:

2007:	Century II Variable Annuity	Freedom Variable Annuity	Total Variable Annuity
	(in thousands)

Federated American Leaders Fund II	$157	$1	$158
Federated High Income Bond Fund II	100	8	108
Federated Prime Money Fund II	103	9	112
MFS Research Series	188	2	190
MFS Emerging Growth Series	201	2	203
MFS Total Return Series	231	15	246
MFS Research Bond Series	75	2	77
MFS Strategic Income Series	23	1	24
MFS Utilities Series	496	18	514
American Century VP Capital Appreciation Fund	89	2	91
American Century VP International Fund	140	3	143
American Century VP Value Fund	165	9	174
American Century VP Income & Growth Fund	51	4	55
American Century VP Ultra Fund	25	-	25
American Century VP Mid Cap Value Fund	2	1	3
American Century VP Inflation Protection Fund (Class II)	19	3	22
Dreyfus Appreciation Portfolio	147	1	148
Dreyfus Developing Leaders Portfolio	179	1	180
Dreyfus Stock Index Fund, Inc.	342	7	349
The Dreyfus Socially Responsible Growth Fund, Inc.	17	-	17
JPMorgan U.S. Large Cap Core Equity Portfolio	40	1	41
JPMorgan Small Company Portfolio	73	3	76
JPMorgan Mid Cap Value Portfolio	95	5	100
Franklin Global Real Estate Securities Fund (Class II)	133	7	140
Franklin Small-Mid Cap Growth Securities Fund (Class II)	24	-	24
Templeton Developing Markets Securities Fund (Class II)	111	5	116
Templeton Foreign Securities Fund (Class II)	102	4	106
Calamos Growth and Income Portfolio	435	12	447
AIM V.I. Capital Appreciation Fund (Series I)	25	-	25
AIM V.I. Technology Fund (Series I)	17	1	18
AIM V.I. Core Equity Fund (Series I)	26	-	26
Seligman Communications and Information Portfolio (Class II)	71	2	73
Seligman Capital Portfolio (Class II)	49	-	49
Seligman Smaller-Cap Value Portfolio (Class II)	40	1	41
Fidelity VIP Contrafund Portfolio	7	3	10
Fidelity VIP Freedom Funds - Income	-	-	-
Fidelity VIP Freedom Funds - 2010	1	-	1
Fidelity VIP Freedom Funds - 2015	2	-	2
Fidelity VIP Freedom Funds - 2020	4	-	4
Fidelity VIP Freedom Funds - 2025	1	-	1
Fidelity VIP Freedom Funds - 2030	1	-	1

	$4,007	$133	$4,140

24

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

3. Change in Units Outstanding

The changes in units outstanding for the year were as follows:

2007:	Units Purchased	Units Redeemed	Net Increase (Decrease)
		(in thousands)

Federated American Leaders Fund II	70	151	(81)
Federated High Income Bond Fund II	167	123	44
Federated Prime Money Fund II	3,668	3,485	183
MFS Research Series	87	147	(60)
MFS Emerging Growth Series	52	183	(131)
MFS Total Return Series	106	175	(69)
MFS Research Bond Series	165	79	86
MFS Strategic Income Series	66	29	37
MFS Utilities Series	206	235	(29)
American Century VP Capital Appreciation Fund	80	103	(23)
American Century VP International Fund	173	138	35
American Century VP Value Fund	391	291	100
American Century VP Income & Growth Fund	115	154	(39)
American Century VP Ultra Fund	84	43	41
American Century VP Mid Cap Value Fund	17	5	12
American Century VP Inflation Protection Fund (Class II)	97	42	55
Dreyfus Appreciation Portfolio	81	210	(129)
Dreyfus Developing Leaders Portfolio	90	280	(190)
Dreyfus Stock Index Fund, Inc.	303	398	(95)
The Dreyfus Socially Responsible Growth Fund, Inc.	5	10	(5)
JPMorgan U.S. Large Cap Core Equity Portfolio	57	43	14
JPMorgan Small Company Portfolio	93	90	3
JPMorgan Mid Cap Value Portfolio	168	137	31
Franklin Global Real Estate Securities Fund (Class II)	145	249	(104)
Franklin Small-Mid Cap Growth Securities Fund (Class II)	35	52	(17)
Templeton Developing Markets Securities Fund (Class II)	132	106	26
Templeton Foreign Securities Fund (Class II)	98	78	20
Calamos Growth and Income Portfolio	334	548	(214)
AIM V.I. Capital Appreciation Fund (Series I)	48	119	(71)
AIM V.I. Technology Fund (Series I)	99	78	21
AIM V.I. Core Equity Fund (Series I)	79	53	26
Seligman Communications and Information Portfolio (Class II)	122	142	(20)
Seligman Capital Portfolio (Class II)	122	162	(40)
Seligman Smaller-Cap Value Portfolio (Class II)	62	58	4
Fidelity VIP Contrafund Portfolio	216	27	189
Fidelity VIP Freedom Funds - Income	6	-	6
Fidelity VIP Freedom Funds - 2010	18	-	18
Fidelity VIP Freedom Funds - 2015	78	1	77
Fidelity VIP Freedom Funds - 2020	156	24	132
Fidelity VIP Freedom Funds - 2025	19	4	15
Fidelity VIP Freedom Funds - 2030	39	3	36

25

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, net assets, net investment income ratios, total return ratios, and the expense ratios, excluding expenses of the underlying funds and expenses charged through the redemption of units, for each of the five years in the period ended December 31, 2007, follows.

						For the Year Ended
	At December 31, 2007					December 31, 2007

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	440	$ 14.811	to	$ 21.595	$ 9,458	1.51%	1.40%	to	1.65%	-11.15%	to	-10.93%
Federated High Income Bond Fund II	457	14.361	to	17.544	7,820	7.41	1.40	to	1.65	1.73%	to	1.99%
Federated Prime Money Fund II	728	10.519	to	13.137	9,434	4.65	1.40	to	1.65	3.09%	to	3.34%
MFS Research Series	612	18.474	to	21.962	13,417	0.68	1.40	to	1.65	11.34%	to	11.62%
MFS Emerging Growth Series	626	19.494	to	22.675	14,187	0.00	1.40	to	1.65	19.18%	to	19.48%
MFS Total Return Series	693	14.588	to	24.485	16,360	2.58	1.40	to	1.65	2.50%	to	2.76%
MFS Research Bond Series	391	11.730	to	16.943	6,527	3.17	1.40	to	1.65	2.50%	to	2.75%
MFS Strategic Income Series	142	12.321	to	14.853	2,084	4.25	1.40	to	1.65	1.99%	to	2.24%
MFS Utilities Series	832	31.869	to	46.730	38,325	0.94	1.40	to	1.65	25.79%	to	26.11%
American Century VP Capital Appreciation Fund	352	20.817	to	25.716	7,346	0.00	1.40	to	1.65	43.41%	to	43.76%
American Century VP International Fund	447	23.075	to	25.487	11,360	0.65	1.40	to	1.65	16.12%	to	16.41%
American Century VP Value Fund	1,092	10.704	to	16.616	11,867	1.50	1.40	to	1.65	-6.70%	to	-6.46%
American Century VP Income & Growth Fund	403	8.378	to	16.993	3,479	1.95	1.40	to	1.65	-1.71%	to	-1.46%
American Century VP Ultra Fund	172	14.212	to	14.377	2,466	0.00	1.40	to	1.65	19.02%	to	19.32%
American Century VP Mid Cap Value Fund	18	10.600	to	10.645	192	0.77	1.40	to	1.65	-3.91%	to	-3.67%
American Century VP Inflation Protection Fund (Class II)	192	11.253	to	11.383	2,181	4.41	1.40	to	1.65	7.72%	to	8.00%
Dreyfus Appreciation Portfolio	562	15.831	to	17.214	9,674	1.62	1.40	to	1.65	5.37%	to	5.64%
Dreyfus Developing Leaders Portfolio	701	13.405	to	14.643	10,264	0.79	1.40	to	1.65	-12.52%	to	-12.30%
Dreyfus Stock Index Fund, Inc.	1,394	17.116	to	17.312	24,130	1.71	1.40	to	1.65	3.52%	to	3.79%
The Dreyfus Socially Responsible Growth Fund, Inc.	42	15.475	to	28.618	1,190	0.53	1.40	to	1.65	6.01%	to	6.28%
JPMorgan U.S. Large Cap Core Equity Portfolio	169	15.943	to	16.415	2,775	1.07	1.40	to	1.65	-0.01%	to	0.24%
JPMorgan Small Company Portfolio	264	18.478	to	18.796	4,952	0.01	1.40	to	1.65	-7.22%	to	-6.99%
JPMorgan Mid Cap Value Portfolio	393	17.753	to	17.960	7,060	0.86	1.40	to	1.65	0.77%	to	1.02%
Franklin Global Real Estate Securities Fund (Class II)	340	18.358	to	20.655	7,010	2.47	1.40	to	1.65	-22.16%	to	-21.97%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	203	8.256	to	18.321	1,690	0.00	1.40	to	1.65	9.41%	to	9.68%
Templeton Developing Markets Securities Fund (Class II)	338	27.742	to	37.461	9,518	2.32	1.40	to	1.65	26.67%	to	26.98%
Templeton Foreign Securities Fund (Class II)	267	22.930	to	31.705	8,353	1.97	1.40	to	1.65	13.56%	to	13.84%
Calamos Growth and Income Portfolio	1,616	16.277	to	18.783	30,234	1.34	1.40	to	1.65	7.08%	to	7.35%
AIM V.I. Capital Appreciation Fund (Series I)	285	5.832	to	17.643	1,663	0.00	1.40	to	1.65	10.17%	to	10.45%
AIM V.I. Technology Fund (Series I)	433	2.946	to	17.728	1,352	0.00	1.40	to	1.65	5.93%	to	6.20%
AIM V.I. Core Equity Fund (Series I)	246	8.019	to	16.434	1,980	1.20	1.40	to	1.65	6.34%	to	6.61%
Seligman Communications and Information Portfolio (Class II)	584	8.932	to	22.957	5,287	0.00	1.40	to	1.65	13.22%	to	13.51%
Seligman Capital Portfolio (Class II)	452	8.094	to	19.104	3,678	0.00	1.40	to	1.65	14.34%	to	14.62%
Seligman Smaller-Cap Value Portfolio (Class II)	158	17.700	to	17.906	2,836	0.00	1.40	to	1.65	2.25%	to	2.50%
Fidelity VIP Contrafund Portfolio [d]	189	11.037	to	11.055	2,088	1.34	1.40	to	1.65	10.37%	to	10.55%
Fidelity VIP Freedom Funds - Income [d]	6	10.189	to	10.206	64	8.32	1.40	to	1.65	1.89%	to	2.06%
Fidelity VIP Freedom Funds - 2010 [d]	18	10.250	to	10.268	180	8.25	1.40	to	1.65	2.50%	to	2.68%
Fidelity VIP Freedom Funds - 2015 [d]	77	10.270	to	10.287	797	7.16	1.40	to	1.65	2.70%	to	2.87%
Fidelity VIP Freedom Funds - 2020 [d]	132	10.288	to	10.305	1,364	6.80	1.40	to	1.65	2.88%	to	3.05%
Fidelity VIP Freedom Funds - 2025 [d]	15	10.299	to	10.316	156	3.38	1.40	to	1.65	2.99%	to	3.16%
Fidelity VIP Freedom Funds - 2030 [d]	36	10.316	to	10.333	375	6.72	1.40	to	1.65	3.16%	to	3.33%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[d] This fund was added effective May 1, 2007.

26

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2006					December 31, 2006

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	521	$ 16.670	to	$ 24.244	$ 12,584	1.54%	1.40%	to	1.65%	14.90%	to	15.19%
Federated High Income Bond Fund II	413	14.117	to	17.203	7,068	8.54	1.40	to	1.65	9.00%	to	9.27%
Federated Prime Money Fund II	545	10.204	to	12.712	6,911	4.45	1.40	to	1.65	2.80%	to	3.06%
MFS Research Series	672	16.592	to	19.675	13,196	0.51	1.40	to	1.65	8.67%	to	8.95%
MFS Emerging Growth Series	757	16.357	to	18.978	14,360	0.00	1.40	to	1.65	6.13%	to	6.40%
MFS Total Return Series	762	14.232	to	23.828	17,542	2.37	1.40	to	1.65	10.07%	to	10.34%
MFS Research Bond Series	305	11.444	to	16.489	4,995	4.37	1.40	to	1.65	2.35%	to	2.60%
MFS Strategic Income Series	105	12.081	to	14.528	1,523	5.12	1.40	to	1.65	4.93%	to	5.19%
MFS Utilities Series	861	25.335	to	37.055	31,583	2.01	1.40	to	1.65	29.12%	to	29.44%
American Century VP Capital Appreciation Fund	375	14.480	to	17.932	5,443	0.00	1.40	to	1.65	15.31%	to	15.59%
American Century VP International Fund	412	19.872	to	21.895	9,008	1.54	1.40	to	1.65	22.99%	to	23.29%
American Century VP Value Fund	992	11.443	to	17.809	11,506	1.33	1.40	to	1.65	16.72%	to	17.01%
American Century VP Income & Growth Fund	442	8.502	to	17.289	3,886	1.89	1.40	to	1.65	15.18%	to	15.46%
American Century VP Ultra Fund	131	11.940	to	12.049	1,575	0.00	1.40	to	1.65	-4.85%	to	-4.62%
American Century VP Mid Cap Value Fund [d]	6	11.032	to	11.050	63	1.57	1.40	to	1.65	10.32%	to	10.50%
American Century VP Inflation Protection (Class II)	137	10.447	to	10.540	1,439	3.32	1.40	to	1.65	-0.05%	to	0.20%
Dreyfus Appreciation Portfolio	691	15.024	to	16.296	11,259	1.61	1.40	to	1.65	14.58%	to	14.86%
Dreyfus Developing Leaders Portfolio	891	15.324	to	16.697	14,869	0.41	1.40	to	1.65	2.08%	to	2.33%
Dreyfus Stock Index Fund, Inc.	1,489	16.534	to	16.681	24,843	1.65	1.40	to	1.65	13.61%	to	13.90%
The Dreyfus Socially Responsible Growth Fund, Inc.	47	14.598	to	26.927	1,253	0.11	1.40	to	1.65	7.42%	to	7.69%
JPMorgan U.S. Large Cap Core Equity Portfolio	155	15.945	to	16.375	2,545	0.98	1.40	to	1.65	14.67%	to	14.96%
JPMorgan Small Company Portfolio	261	19.917	to	20.208	5,281	0.00	1.40	to	1.65	13.13%	to	13.41%
JPMorgan Mid Cap Value Portfolio	362	17.618	to	17.779	6,427	0.56	1.40	to	1.65	14.93%	to	15.22%
Franklin Real Estate Fund (Class II)	444	23.585	to	26.471	11,629	2.01	1.40	to	1.65	18.62%	to	18.91%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	220	7.527	to	16.745	1,688	0.00	1.40	to	1.65	6.92%	to	7.19%
Templeton Developing Markets Securities Fund (Class II)	312	21.847	to	29.575	6,915	1.12	1.40	to	1.65	26.00%	to	26.31%
Templeton Foreign Securities Fund (Class II)	247	20.192	to	27.849	6,791	1.24	1.40	to	1.65	19.46%	to	19.76%
Calamos Growth and Income Portfolio	1,830	15.201	to	17.497	31,911	2.01	1.40	to	1.65	7.66%	to	7.93%
AIM V. I. Capital Appreciation Fund (Series I)	356	5.280	to	16.014	1,898	0.06	1.40	to	1.65	6.04%	to	6.30%
AIM V. I. Technology Fund (Series I)	412	2.774	to	16.735	1,179	0.00	1.40	to	1.65	8.68%	to	8.95%
AIM V. I. Core Equity Fund (Series I)	220	7.522	to	15.455	1,661	1.63	1.40	to	1.65	13.36%	to	13.65%
Seligman Communications and Information Portfolio (Class II)	604	7.869	to	20.276	4,835	0.00	1.40	to	1.65	20.02%	to	20.32%
Seligman Capital Portfolio (Class II)	492	7.061	to	16.708	3,489	0.00	1.40	to	1.65	4.08%	to	4.34%
Seligman Smaller-Cap Value Portfolio (Class II)	154	17.311	to	17.469	2,696	0.00	1.40	to	1.65	19.01%	to	19.31%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[d] This fund was added effective May 1, 2006.

27

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2005					December 31, 2005

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	606	$ 14.508	to	$ 21.048	$ 12,730	1.53%	1.40%	to	1.65%	3.31%	to	3.57%
Federated High Income Bond Fund II	444	12.952	to	15.744	6,959	8.16	1.40	to	1.65	0.98%	to	1.23%
Federated Prime Money Fund II	410	9.926	to	12.334	5,044	2.63	1.40	to	1.65	1.01%	to	1.27%
MFS Research Series	725	15.268	to	18.060	13,083	0.47	1.40	to	1.65	6.04%	to	6.31%
MFS Emerging Growth Series	837	15.412	to	17.837	14,910	0.00	1.40	to	1.65	7.41%	to	7.68%
MFS Total Return Series	860	12.930	to	21.594	18,101	2.03	1.40	to	1.65	1.14%	to	1.39%
MFS Research Bond Series	362	11.182	to	16.071	5,789	4.99	1.40	to	1.65	-0.14%	to	0.11%
MFS Strategic Income Series	109	11.514	to	13.811	1,487	6.91	1.40	to	1.65	0.22%	to	0.47%
MFS Utilities Series	881	19.621	to	28.626	25,032	0.61	1.40	to	1.65	14.93%	to	15.22%
American Century VP Capital Appreciation Fund	340	12.526	to	15.552	4,272	0.00	1.40	to	1.65	20.07%	to	20.37%
American Century VP International Fund	399	16.158	to	17.758	7,087	1.18	1.40	to	1.65	11.41%	to	11.68%
American Century VP Value Fund	945	9.780	to	15.258	9,365	0.81	1.40	to	1.65	3.32%	to	3.58%
American Century VP Income & Growth Fund	499	7.364	to	15.011	3,744	1.81	1.40	to	1.65	2.92%	to	3.18%
American Century VP Ultra Fund	175	12.549	to	12.632	2,211	0.00	1.40	to	1.65	0.50%	to	0.75%
American Century VP Inflation Protection (Class II)	163	10.452	to	10.520	1,717	4.28	1.40	to	1.65	-0.09%	to	0.16%
Dreyfus Appreciation Portfolio	806	13.113	to	14.187	11,436	0.02	1.40	to	1.65	2.67%	to	2.93%
Dreyfus Developing Leaders Portfolio	1,058	15.012	to	16.317	17,247	0.00	1.40	to	1.65	4.07%	to	4.33%
Dreyfus Stock Index Fund, Inc.	1,749	14.552	to	14.646	25,611	1.60	1.40	to	1.65	2.98%	to	3.24%
The Dreyfus Socially Responsible Growth Fund, Inc.	58	13.590	to	25.005	1,438	0.00	1.40	to	1.65	1.92%	to	2.18%
JPMorgan U.S. Large Cap Core Equity Portfolio	152	13.905	to	14.245	2,163	1.24	1.40	to	1.65	-0.30%	to	-0.06%
JPMorgan Small Company Portfolio	221	17.605	to	17.819	3,943	0.00	1.40	to	1.65	1.73%	to	1.98%
JPMorgan Mid Cap Value Portfolio	304	15.329	to	15.430	4,696	0.17	1.40	to	1.65	7.43%	to	7.70%
Franklin Real Estate Fund (Class II)	454	19.884	to	22.261	9,965	1.36	1.40	to	1.65	11.62%	to	11.90%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	274	7.022	to	15.661	1,993	0.00	1.40	to	1.65	3.08%	to	3.33%
Templeton Developing Markets Securities Fund (Class II)	188	17.296	to	23.472	3,289	1.30	1.40	to	1.65	25.35%	to	25.66%
Templeton Foreign Securities Fund (Class II)	226	16.903	to	23.254	5,218	1.16	1.40	to	1.65	8.37%	to	8.64%
Calamos Growth and Income Portfolio	1,938	14.119	to	16.211	31,323	2.36	1.40	to	1.65	5.40%	to	5.66%
AIM V. I. Capital Appreciation Fund (Series I)	407	4.967	to	15.103	2,034	0.00	1.40	to	1.65	4.47%	to	4.73%
AIM V. I. Technology Fund (Series I)	364	2.546	to	15.399	949	0.00	1.40	to	1.65	0.51%	to	0.76%
AIM V. I. Core Equity Fund (Series I)	208	6.619	to	13.633	1,378	0.75	1.40	to	1.65	3.93%	to	4.19%
Seligman Communications and Information Portfolio (Class II)	552	6.540	to	16.894	3,672	0.00	1.40	to	1.65	5.77%	to	6.03%
Seligman Capital Portfolio (Class II)	545	6.767	to	16.053	3,701	0.00	1.40	to	1.65	10.37%	to	10.65%
Seligman Smaller-Cap Value Portfolio (Class II)	169	14.545	to	14.641	2,475	0.17	1.40	to	1.65	-5.69%	to	-5.46%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

28

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2004					December 31, 2004

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	672	$ 14.043	to	$ 20.323	$ 13,632	1.41%	1.40%	to	1.65%	7.98%	to	8.25%
Federated High Income Bond Fund II	478	12.826	to	15.552	7,413	7.36	1.40	to	1.65	8.65%	to	8.92%
Federated Prime Money Fund II	497	9.826	to	12.180	6,050	0.79	1.40	to	1.65	-0.84%	to	-0.59%
MFS Research Series	798	14.398	to	16.988	13,537	1.07	1.40	to	1.65	13.95%	to	14.24%
MFS Emerging Growth Series	998	14.349	to	16.565	16,515	0.00	1.40	to	1.65	11.11%	to	11.39%
MFS Total Return Series	848	12.785	to	21.297	17,681	1.67	1.40	to	1.65	9.49%	to	9.77%
MFS Bond Series	397	11.198	to	16.054	6,306	5.63	1.40	to	1.65	4.32%	to	4.59%
MFS Strategic Income Series	101	11.488	to	13.746	1,381	5.17	1.40	to	1.65	5.96%	to	6.23%
MFS Utilities Series	845	17.072	to	24.845	20,919	1.46	1.40	to	1.65	28.06%	to	28.38%
American Century VP Capital Appreciation Fund	371	10.406	to	12.952	3,869	0.00	1.40	to	1.65	5.82%	to	6.08%
American Century VP International Fund	447	14.504	to	15.900	7,102	0.54	1.40	to	1.65	13.04%	to	13.32%
American Century VP Value Fund	738	9.442	to	14.768	7,070	0.94	1.40	to	1.65	12.46%	to	12.74%
American Century VP Income and Growth Fund	403	7.137	to	14.585	2,956	1.38	1.40	to	1.65	11.14%	to	11.42%
American Century VP Inflation Protection Fund (Class II)	146	10.462	to	10.503	1,529	3.35	1.40	to	1.65	4.08%	to	4.34%
American Century VP Ultra Fund	124	12.487	to	12.538	1,552	0.00	1.40	to	1.65	8.86%	to	9.13%
Dreyfus Appreciation Portfolio	905	12.771	to	13.784	12,477	1.68	1.40	to	1.65	3.32%	to	3.58%
Dreyfus Developing Leaders Portfolio	1,208	14.424	to	15.639	18,880	0.20	1.40	to	1.65	9.51%	to	9.79%
Dreyfus Stock Index Fund, Inc.	1,996	14.131	to	14.186	28,310	1.83	1.40	to	1.65	8.83%	to	9.10%
The Dreyfus Socially Responsible Growth Fund, Inc	74	13.333	to	24.472	1,815	0.37	1.40	to	1.65	4.47%	to	4.73%
JPMorgan Large Cap Core Equity Portfolio	168	13.947	to	14.253	2,393	0.76	1.40	to	1.65	7.69%	to	7.96%
JPMorgan Small Company Portfolio	170	17.306	to	17.472	2,961	0.00	1.40	to	1.65	25.08%	to	25.40%
JPMorgan Mid Cap Value Portfolio	154	14.269	to	14.327	2,213	0.22	1.40	to	1.65	19.07%	to	19.37%
Franklin Real Estate Fund (Class II)	385	17.813	to	19.893	7,592	1.89	1.40	to	1.65	29.64%	to	29.97%
Franklin Small Cap Fund (Class II)	346	6.796	to	15.194	2,445	0.00	1.40	to	1.65	9.65%	to	9.92%
Templeton Developing Markets Securities Fund (Class II)	90	13.764	to	18.725	1,292	1.72	1.40	to	1.65	22.67%	to	22.97%
Templeton Foreign Securities Fund (Class II)	175	15.597	to	21.404	3,717	1.02	1.40	to	1.65	16.58%	to	16.88%
Calamos Growth and Income Portfolio	1,941	13.395	to	15.342	29,705	1.28	1.40	to	1.65	9.28%	to	9.55%
AIM V. I. Dent Demographic Trends Fund (Series I)	447	4.743	to	14.456	2,133	0.00	1.40	to	1.65	6.48%	to	6.74%
AIM V. I. Technology Fund (Series I)	401	2.527	to	15.321	1,087	0.00	1.40	to	1.65	2.96%	to	3.22%
AIM V. I. Premier Equity Fund (Series I)	270	6.353	to	13.117	1,714	0.45	1.40	to	1.65	4.04%	to	4.30%
Seligman Small Cap Value Portfolio (Class II)	145	15.423	to	15.487	2,240	0.10	1.40	to	1.65	17.64%	to	17.94%
Seligman Communications and Information Portfolio (Class II)	570	6.168	to	15.973	3,604	0.00	1.40	to	1.65	9.04%	to	9.31%
Seligman Capital Portfolio (Class II)	613	6.116	to	14.545	3,762	0.00	1.40	to	1.65	6.53%	to	6.79%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

29

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2003					December 31, 2003

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return e f
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	705	$ 13.006	to	$ 18.774	$ 13,218	1.53%	1.40%	to	1.65%	25.92%	to	30.06%
Federated High Income Bond Fund II	508	11.805	to	14.278	7,249	7.13	1.40	to	1.65	18.05%	to	20.52%
Federated International Small Company Fund II [c]	-	6.354	to	13.980	-	0.00	1.40	to	1.65	37.48%	to	39.80%
Federated Prime Money Fund II	623	9.909	to	12.252	7,628	0.70	1.40	to	1.65	-0.91%	to	-0.71%
MFS Research Series	961	12.635	to	14.871	14,289	0.67	1.40	to	1.65	22.97%	to	26.35%
MFS Emerging Growth Series	1,066	12.914	to	14.872	15,837	0.00	1.40	to	1.65	28.42%	to	29.14%
MFS Total Return Series	820	11.676	to	19.402	15,859	1.73	1.40	to	1.65	14.71%	to	16.76%
MFS Bond Series	418	10.734	to	15.350	6,389	5.71	1.40	to	1.65	7.34%	to	7.82%
MFS Strategic Income Series	115	10.842	to	12.940	1,480	5.33	1.40	to	1.65	8.42%	to	8.85%
MFS Utilities Series	861	13.331	to	19.352	16,642	2.32	1.40	to	1.65	33.31%	to	34.01%
American Century VP Capital Appreciation Fund	392	9.809	to	12.240	3,851	0.00	1.40	to	1.65	18.80%	to	22.40%
American Century VP International Fund	505	12.831	to	14.031	7,087	0.74	1.40	to	1.65	22.78%	to	28.31%
American Century VP Value Fund	572	8.375	to	13.132	4,840	1.01	1.40	to	1.65	27.17%	to	31.32%
American Century VP Income & Growth Fund	390	6.405	to	13.123	2,518	1.25	1.40	to	1.65	27.56%	to	31.23%
American Century VP Inflation Protection Fund (Class II) [d]	50	10.052	to	10.066	508	1.92	1.40	to	1.65	0.52%	to	0.66%
American Century VP Ultra Fund [d]	54	11.471	to	11.489	620	0.00	1.40	to	1.65	14.71%	to	14.89%
Dreyfus Appreciation Portfolio	907	12.361	to	13.307	12,069	1.46	1.40	to	1.65	19.49%	to	23.61%
Dreyfus Developing Leaders Portfolio	1,215	13.171	to	14.245	17,295	0.03	1.40	to	1.65	29.86%	to	31.71%
Dreyfus Stock Index Fund, Inc.	1,942	12.985	to	13.003	25,247	1.51	1.40	to	1.65	26.58%	to	29.85%
The Dreyfus Socially Responsible Growth Fund, Inc	91	12.763	to	23.367	2,129	0.11	1.40	to	1.65	24.25%	to	27.63%
JPMorgan Large Cap Core Equity Portfolio	184	12.951	to	13.202	2,427	0.73	1.40	to	1.65	26.36%	to	29.51%
JPMorgan Small Company Portfolio	139	13.836	to	13.934	1,938	0.00	1.40	to	1.65	34.09%	to	38.36%
JPMorgan Mid Cap Value Portfolio [d]	49	11.983	to	12.002	588	0.00	1.40	to	1.65	19.83%	to	20.02%
Franklin Real Estate Fund (Class II)	251	13.740	to	15.306	3,812	2.46	1.40	to	1.65	33.86%	to	37.40%
Franklin Small Cap Fund (Class II)	202	6.182	to	13.857	1,329	0.00	1.40	to	1.65	35.34%	to	38.57%
Templeton Developing Markets Securities Fund (Class II)	62	11.192	to	15.265	728	0.90	1.40	to	1.65	50.87%	to	52.65%
Templeton Foreign Securities Fund (Class II)	134	13.378	to	18.314	2,451	1.72	1.40	to	1.65	30.38%	to	33.78%
Calamos Growth and Income Portfolio	1,416	12.258	to	14.005	19,799	3.32	1.40	to	1.65	22.58%	to	24.01%
AIM V. I. Dent Demographic Trends Fund (Series I)	419	4.443	to	13.577	1,863	0.00	1.40	to	1.65	35.56%	to	35.77%
AIM V. I. New Technology Fund (Series I)	346	2.448	to	14.881	901	0.00	1.40	to	1.65	48.81%	to	50.27%
AIM V. I. Premier Equity Fund (Series I)	312	6.091	to	12.608	1,899	0.32	1.40	to	1.65	23.34%	to	26.08%
Seligman Small Cap Value Portfolio (Class II) [d]	29	13.110	to	13.131	384	1.82	1.40	to	1.65	31.10%	to	31.31%
Seligman Communications and Information Portfolio (Class II)	451	5.643	to	14.648	2,586	0.00	1.40	to	1.65	42.05%	to	46.48%
Seligman Capital Portfolio (Class II)	553	5.727	to	13.654	3,172	0.00	1.40	to	1.65	33.87%	to	36.54%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c] Unit value and total return as of 11/21/2003, fund liquidated on 11/21/2003.

[d] Fund inception date May 14, 2003.

[e]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[f] Total returns represent a period of less than one year as a new product was added.

30

Report of Independent Registered Public Accounting Firm

The Contract Owners
Kansas City Life Variable Annuity Separate Account
and
The Board of Directors and Stockholders
Kansas City Life Insurance Company:

We have audited the accompanying statement of net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprised of individual subaccounts as listed in note 1 to the financial statements) as of December 31, 2007, and the related statement of operations for the period or year then ended; the statements of changes in net assets for each of the periods or years in the two-year period then ended, and financial highlights for each of the periods or years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts of Kansas City Life Variable Annuity Separate Account as of December 31, 2007, the results of its operations for the period or year then ended; the changes in its net assets for each of the periods or years in the two-year period then ended, and financial highlights for each of the periods or years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Kansas City, Missouri
April 7, 2008

31

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in the SAI.

(b)  Exhibits:

(1)	Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account"). (1)

(2)	Not Applicable.

(3)	Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial"). (2)

(4)	(a) Contract Form. (8)

(b)  Bonus Endorsement M465. (8)

(c)  Bonus Endorsement M466. (8)

(d)  Form of GMWB Rider and Schedule Pages (10)

(5)	Contract Application. (8)

(6)	(a) Restated Articles of Incorporation of Kansas City Life. (1)

(b)  By-Laws of Kansas City Life. (6)

(7)	Not Applicable.

(8)	(a) Form of Participation Agreement with MFS Variable Insurance Trust. (2)

(b)  Form of Participation Agreement with TCI Portfolios, Inc. (2)

(c)  Form of Participation Agreement with Federated Insurance Series. (2)

(d)  Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (5)

(e)  Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II. (3)

(f)  Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc. (4)

(g)  Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (3)

(h)  Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund). (3)

(i)  Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated American Leaders Fund II, Federated High Income Fund II, Federated Prime Money Fund II and Federated International Small Company Fund II. (7)

1

(j)  Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company. (7)

(k)  Form of Fund Participation Agreement between Kansas City Life Insurance Company and Seligman Portfolios, Inc. and Seligman Advisors, Inc. (7)

(l)  Form of Fund Participation Agreement between Kansas City Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV. (9)

(m)  Rule 22c-2 Agreement between AIM Investment Services, Inc. and Kansas City Life Insurance Company dated June 2, 2006. (9)

(n)  Rule 22c-2 Agreement between American Century Investment Services, Inc. and Kansas City Life Insurance Company dated June 28, 2006. (9)

(o)  Rule 22c-2 Agreement between Calamos Financial Services, LLC. and Kansas City Life Insurance Company dated April 16, 2007. (9)

(p)  Rule 22c-2 Agreement between Dreyfus Service Corporation and Kansas City Life Insurance Company dated September 19, 2006. (9)

(q)  Rule 22c-2 Agreement between Federated Securities Corp.,("FSC") and Kansas City Life Insurance Company dated March 7, 2007. (9)

(r)  Rule 22c-2 Agreement between Franklin Templeton Variable Insurance Products Trust and Kansas City Life Insurance Company dated April 16, 2007. (9)

(s)  Rule 22c-2 Agreement between J.P. Morgan Series Trust II and Kansas City Life Insurance Company dated March 5, 2007. (9)

(t)  Rule 22c-2 Agreement between MFS Fund Distributors, Inc. ("MFD") and Kansas City Life Insurance Company dated September 19, 2006. (9)

(u)  Rule 22c-2 Agreement between Seligman Group of Funds and Kansas City Life Insurance Company dated April 3, 2007. (9)

(9)	Opinion and Consent of Counsel. (11)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP. (11)

(b)  Consent of KPMG LLP. (11)

(11)	Not Applicable.

(12)	Not Applicable.

----------------
(1)  Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

(2)  Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

(3)  Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

(4)  Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

2

(5)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

(6)  Incorporated herein by reference to the Form S-6 Registration Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

(7)  Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File No. 33-89984).

(8)  Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Separate Account filed on December 20, 2000.

(9)  Incorporated herein by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 2007 (File No. 033-95354).

(10)  Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-89984) filed on May 22, 2007.

(11)  Filed herewith.

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
R. Philip Bixby	President, CEO, Chairman of the Board and Director
Walter E. Bixby	Vice Chairman of the Board and Director
William R. Blessing	Director
Michael Braude	Director
Charles R. Duffy, Jr.	Senior Vice President, Operations
Richard L. Finn	Director
Webb R. Gilmore	Director
Nancy Bixby Hudson	Director
Kathleen A. Hunzicker, M.D	Vice President and Medical Director
Daryl D. Jensen	Director
Tracy W. Knapp	Senior Vice President, Finance and Director
David A. Laird	Vice President and Controller
Mary M. McCalla	Treasurer
Cecil R. Miller	Director
Robert J. Milroy	Vice President, Underwriting and New Business
Mark A. Milton	Senior Vice President and Actuary
Bradford T. Nordholm	Director
William A. Schalekamp	Senior Vice President, General Counsel, Secretary and Director
Larry Winn, Jr.	Director

* The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64111-2565.

3

Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction	Percent of Voting Securities Owned
Sunset Life Insurance Company of America	Washington	Ownership of all voting securities by depositor
Sunset Financial Services, Inc.	Washington	Ownership of all voting securities by Sunset Insurance Company of America
KCL Service Company	Missouri	Ownership of all voting securities by depositor
Old American Insurance Company	Missouri	Ownership of all voting securities by depositor
Kansas City Life Financial Group, Inc.	Missouri	Ownership of all voting securities by depositor

Item 27.  Number of Contractowners

472 Owners as of March 26, 2008.

Item 28.  Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

1.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contend ere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3.  To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4.  Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if

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obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

5.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6.  The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7.  The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8.  The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9.  For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.  For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11.  Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12.  To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

13.  The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to

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indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14.  If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)  Sunset Financial Services, Inc. is the registrant's principal underwriter.

(b)  Officers and Directors of Sunset Financial:

Name and Principal Business Address*	Positions and Offices with Sunset Financial Services, Inc.
R. Philip Bixby	Chairman of the Board and Director
Walter E. Bixby	Director
Janice L. Brandt	Assistant Vice President
Susanna J. Denney	Vice President
Charles R. Duffy, Jr.	Director
Gary K. Hoffman	Assistant Secretary and Director
Kim Kirkman	Assistant Vice President
Donald E. Krebs	Vice President and Director
David A. Laird	Treasurer
A. Craig Mason	Secretary
Dustin S. Meza	Assistant Vice President
Bruce Oberdling	President and Director
Kristen Peil	Assistant Vice President
Kelly T. Ullom	Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

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(c)  Compensation from the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Sunset Financial Services, Inc.	$2,800,860.00	None	N/A	N/A

Item 30.  Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

(a)  The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

(b)  The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

(c)  The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

(d)  Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 30th day of April, 2008.

Kansas City Life Variable Annuity Separate Account
(Registrant)

(SEAL)	By: /s/ R. Philip Bixby R. Philip Bixby, President, CEO, Chairman of the Board and Director

Kansas City Life Insurance Company
(Depositor)

Attest: /s/ William A. Schalekamp William A. Schalekamp	By: /s/ R. Philip Bixby R. Philip Bixby, President, CEO, Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ R. Philip Bixby R. Philip Bixby	President, CEO, Chairman of the Board and Director (Principal Executive Officer)	April 30, 2008

/s/ Tracy W. Knapp Tracy W. Knapp	Senior Vice President, Finance and Director (Principal Financial Officer)	April 30, 2008

/s/ David A. Laird David A. Laird	Vice President and Controller (Principal Accounting Officer)	April 30, 2008

/s/ Walter E. Bixby Walter E. Bixby	Vice Chairman of the Board and Director	April 30, 2008

/s/ William R. Blessing William R. Blessing	Director	April 30, 2008

/s/ Michael Braude Michael Braude	Director	April 30, 2008

______________________________ Richard L. Finn	Director	April 30, 2008

______________________________ Webb R. Gilmore	Director	April 30, 2008

______________________________ Nancy Bixby Hudson	Director	April 30, 2008

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______________________________ Daryl D. Jensen	Director	April 30, 2008

/s/ Cecil R. Miller Cecil R. Miller	Director	April 30, 2008

______________________________ Bradford T. Nordholm	Director	April 30, 2008

/s/ William A. Schalekamp William A. Schalekamp	Director	April 30, 2008

/s/ E. Larry Winn, Jr. E. Larry Winn, Jr.	Director	April 30, 2008

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EXHIBIT INDEX

Exhibit 9

Opinion and Consent of Counsel.

Exhibit 10(a)

Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)

Consent of KPMG LLP.

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